BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 0.1%
Summer BC Bidco B LLC(1)	5.50	10/31/26	$28,000	$23,959

AEROSPACE/DEFENSE – 10.1%
Bombardier, Inc.(1)	6.00	02/15/28	55,000	51,770
Bombardier, Inc.(1)	7.13	06/15/26	87,000	86,392
Bombardier, Inc.(1)	7.45	05/01/34	34,000	39,083
Bombardier, Inc.(1)	7.50	03/15/25	24,000	24,169
Bombardier, Inc.(1)	7.50	02/01/29	55,000	54,539
Bombardier, Inc.(1)	7.88	04/15/27	135,000	134,694
Howmet Aerospace, Inc.	3.00	01/15/29	40,000	34,956
Howmet Aerospace, Inc.	5.13	10/01/24	65,000	64,420
Howmet Aerospace, Inc.	5.90	02/01/27	45,000	45,456
Howmet Aerospace, Inc.	5.95	02/01/37	45,000	45,791
Howmet Aerospace, Inc.	6.75	01/15/28	25,000	25,978
Howmet Aerospace, Inc.	6.88	05/01/25	45,000	45,726
Moog, Inc.(1)	4.25	12/15/27	34,000	31,538
Rolls-Royce PLC(1)	3.63	10/14/25	62,000	58,684
Rolls-Royce PLC(1)	5.75	10/15/27	77,000	75,957
Spirit AeroSystems, Inc.	3.85	06/15/26	20,000	18,850
Spirit AeroSystems, Inc.	4.60	06/15/28	50,000	42,589
Spirit AeroSystems, Inc.(1)	7.50	04/15/25	85,000	85,055
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	66,000	70,732
TransDigm UK Holdings PLC	6.88	05/15/26	35,000	34,860
TransDigm, Inc.	4.63	01/15/29	84,000	75,071
TransDigm, Inc.	4.88	05/01/29	55,000	49,545
TransDigm, Inc.	5.50	11/15/27	187,000	177,420
TransDigm, Inc.(1)	6.25	03/15/26	305,000	303,632
TransDigm, Inc.	6.38	06/15/26	68,000	67,366
TransDigm, Inc.(1)	6.75	08/15/28	150,000	150,635
TransDigm, Inc.	7.50	03/15/27	40,000	40,020
Triumph Group, Inc.	7.75	08/15/25	33,000	31,907
Triumph Group, Inc.(1)	9.00	03/15/28	85,000	87,413
				2,054,248
AIRLINES – 7.7%
Air Canada(1)	3.88	08/15/26	88,000	81,743
Allegiant Travel Co.(1)	7.25	08/15/27	40,000	39,507
American Airlines Group, Inc.(1)	3.75	03/01/25	32,000	30,470
American Airlines, Inc.(1)	7.25	02/15/28	55,000	54,654
American Airlines, Inc.(1)	11.75	07/15/25	157,000	173,178
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	227,333	224,148
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	215,000	208,358
Delta Air Lines, Inc.	2.90	10/28/24	60,000	57,694
Delta Air Lines, Inc.	3.75	10/28/29	34,000	30,775
Delta Air Lines, Inc.	4.38	04/19/28	34,000	32,332
Delta Air Lines, Inc.	7.38	01/15/26	55,000	57,146
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	88,000	83,147
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	38,000	38,366

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AIRLINES – 7.7% (Continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	$35,000	$35,338
United Airlines Holdings, Inc.	4.88	01/15/25	23,000	22,437
United Airlines, Inc.(1)	4.38	04/15/26	143,000	135,544
United Airlines, Inc.(1)	4.63	04/15/29	144,000	130,430
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	65,000	55,108
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	45,000	41,780
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	35,000	33,469
				1,565,624
AUTO MANUFACTURERS – 0.5%
JB Poindexter & Co., Inc.(1)	7.13	04/15/26	40,000	39,525
PM General Purchaser LLC(1)	9.50	10/01/28	44,000	43,175
Wabash National Corp.(1)	4.50	10/15/28	30,000	25,313
				108,013
AUTO PARTS & EQUIPMENT – 0.3%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	44,000	37,779
Titan International, Inc.	7.00	04/30/28	30,000	28,932
				66,711
BUILDING MATERIALS – 6.5%
Boise Cascade Co.(1)	4.88	07/01/30	30,000	27,408
Builders FirstSource, Inc.(1)	4.25	02/01/32	88,000	76,439
Builders FirstSource, Inc.(1)	5.00	03/01/30	37,000	34,632
Builders FirstSource, Inc.(1)	6.38	06/15/32	51,000	50,784
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	50,000	48,836
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	22,000	18,234
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	33,000	27,271
Eco Material Technologies, Inc.(1)	7.88	01/31/27	39,000	37,293
Emerald Debt Merger Sub LLC(1)	6.63	12/15/30	160,000	159,200
Griffon Corp.	5.75	03/01/28	71,000	66,892
James Hardie International Finance DAC(1)	5.00	01/15/28	30,000	28,551
JELD-WEN, Inc.(1)	4.63	12/15/25	16,000	15,652
JELD-WEN, Inc.(1)	4.88	12/15/27	30,000	26,956
JELD-WEN, Inc.(1)	6.25	05/15/25	10,000	10,133
Knife River Corp.(1)	7.75	05/01/31	30,000	30,628
Louisiana-Pacific Corp.(1)	3.63	03/15/29	22,000	19,274
Masonite International Corp.(1)	3.50	02/15/30	20,000	16,867
Masonite International Corp.(1)	5.38	02/01/28	45,000	42,907
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	38,000	32,152
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	42,000	39,103
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	45,000	42,931
PGT Innovations, Inc.(1)	4.38	10/01/29	44,000	40,865
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	77,000	73,479
Standard Industries, Inc./NJ(1)	3.38	01/15/31	77,000	62,251
Standard Industries, Inc./NJ(1)	4.38	07/15/30	115,000	99,956
Standard Industries, Inc./NJ(1)	4.75	01/15/28	68,000	63,421
Standard Industries, Inc./NJ(1)	5.00	02/15/27	60,000	57,517
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	52,000	49,116
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	20,000	19,920
				1,318,668

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 9.8%
Ashland, Inc.(1)	3.38	09/01/31	$32,000	$25,977
Ashland, Inc.	6.88	05/15/43	20,000	19,863
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	55,000	41,050
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	28,000	16,313
Avient Corp.(1)	5.75	05/15/25	45,000	44,415
Avient Corp.(1)	7.13	08/01/30	50,000	50,449
Axalta Coating Systems LLC(1)	3.38	02/15/29	52,000	44,550
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	35,000	33,414
Chemours Co.(1)	4.63	11/15/29	50,000	42,248
Chemours Co.	5.38	05/15/27	33,000	31,443
Chemours Co.(1)	5.75	11/15/28	55,000	50,513
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	35,000	31,641
Element Solutions, Inc.(1)	3.88	09/01/28	55,000	48,657
GPD Cos, Inc.(1)	10.13	04/01/26	35,000	32,558
HB Fuller Co.	4.00	02/15/27	20,000	18,865
HB Fuller Co.	4.25	10/15/28	20,000	17,836
Herens Holdco Sarl(1)	4.75	05/15/28	20,000	15,242
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	33,000	30,199
INEOS Finance PLC(1)	6.75	05/15/28	35,000	33,425
INEOS Quattro Finance 2 PLC(1)	3.38	01/15/26	35,000	31,867
Ingevity Corp.(1)	3.88	11/01/28	40,000	34,560
Innophos Holdings, Inc.(1)	9.38	02/15/28	20,000	19,911
Iris Holding, Inc.(1)	10.00	12/15/28	30,000	23,775
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	22,000	18,392
Mativ Holdings, Inc.(1)	6.88	10/01/26	20,000	17,440
Minerals Technologies, Inc.(1)	5.00	07/01/28	30,000	27,755
NOVA Chemicals Corp.(1)	4.25	05/15/29	41,000	34,119
NOVA Chemicals Corp.(1)	5.00	05/01/25	35,000	33,646
NOVA Chemicals Corp.(1)	5.25	06/01/27	73,000	65,819
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	20,000	17,811
Olin Corp.	5.00	02/01/30	35,000	32,178
Olin Corp.	5.13	09/15/27	35,000	33,491
Olin Corp.	5.63	08/01/29	52,000	50,389
Olympus Water US Holding Corp.(1)	4.25	10/01/28	55,000	44,139
Olympus Water US Holding Corp.(1)	6.25	10/01/29	30,000	22,144
Olympus Water US Holding Corp.(1)	7.13	10/01/27	20,000	18,233
Olympus Water US Holding Corp.(1)	9.75	11/15/28	120,000	116,250
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	17,000	9,928
Rain CII Carbon LLC/CII Carbon Corp.(1)	7.25	04/01/25	40,000	39,848
Rayonier AM Products, Inc.(1)	7.63	01/15/26	35,000	31,264
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	77,000	68,994
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	50,000	43,510
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	55,000	50,611
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	50,000	39,689
SPCM SA(1)	3.13	03/15/27	30,000	27,023
SPCM SA(1)	3.38	03/15/30	20,000	16,586
TPC Group, Inc.(1)	13.00	12/16/27	25,000	25,105
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	30,000	17,669

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 9.8% (Continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.38	09/01/25	$33,000	$30,039
Tronox, Inc.(1)	4.63	03/15/29	72,000	59,751
Valvoline, Inc.(1)	3.63	06/15/31	37,000	30,503
Valvoline, Inc.(1)	4.25	02/15/30	45,000	44,309
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	55,000	44,964
WR Grace Holdings LLC(1)	4.88	06/15/27	56,000	52,857
WR Grace Holdings LLC(1)	5.63	08/15/29	83,000	70,135
WR Grace Holdings LLC(1)	7.38	03/01/31	30,000	29,903
				2,003,265
COAL – 0.4%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	7.50	05/01/25	24,000	23,972
Conuma Resources Ltd.(1)	13.13	05/01/28	15,000	14,194
SunCoke Energy, Inc.(1)	4.88	06/30/29	34,000	29,314
Warrior Met Coal, Inc.(1)	7.88	12/01/28	17,000	17,195
				84,675
COMMERCIAL SERVICES – 13.7%
ADT Security Corp.(1)	4.13	08/01/29	71,000	61,669
ADT Security Corp.(1)	4.88	07/15/32	50,000	42,983
Adtalem Global Education, Inc.(1)	5.50	03/01/28	30,000	27,938
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	43,000	40,569
Albion Financing 2Sarl(1)	8.75	04/15/27	30,000	27,945
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	70,000	53,482
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	135,000	129,038
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	75,000	68,871
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	84,000	71,490
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	55,000	46,698
Alta Equipment Group, Inc.(1)	5.63	04/15/26	20,000	18,722
APi Group DE, Inc.(1)	4.13	07/15/29	25,000	21,695
APi Group DE, Inc.(1)	4.75	10/15/29	19,000	16,939
Aptim Corp.(1)	7.75	06/15/25	35,000	28,525
APX Group, Inc.(1)	5.75	07/15/29	55,000	47,806
APX Group, Inc.(1)	6.75	02/15/27	45,000	43,920
ASGN, Inc.(1)	4.63	05/15/28	39,000	35,797
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	35,000	31,695
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	47,000	43,777
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	20,000	18,841
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	30,000	29,025
Brink’s Co.(1)	4.63	10/15/27	41,000	38,566
Brink’s Co.(1)	5.50	07/15/25	30,000	29,736
CoreLogic, Inc.(1)	4.50	05/01/28	55,000	45,303
Garda World Security Corp.(1)	4.63	02/15/27	40,000	36,988
Garda World Security Corp.(1)	6.00	06/01/29	35,000	29,160
Garda World Security Corp.(1)	7.75	02/15/28	30,000	29,872
Garda World Security Corp.(1)	9.50	11/01/27	43,000	42,143
Gartner, Inc.(1)	3.63	06/15/29	45,000	39,696
Gartner, Inc.(1)	3.75	10/01/30	58,000	50,614
Gartner, Inc.(1)	4.50	07/01/28	57,000	53,339

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 13.7% (Continued)
Graham Holdings Co.(1)	5.75	06/01/26	$30,000	$29,542
Grand Canyon University	4.13	10/01/24	35,000	33,128
Grand Canyon University	5.13	10/01/28	30,000	27,740
Herc Holdings, Inc.(1)	5.50	07/15/27	88,000	84,643
Hertz Corp.(1)	4.63	12/01/26	40,000	36,174
Hertz Corp.(1)	5.00	12/01/29	65,000	53,761
Korn Ferry(1)	4.63	12/15/27	30,000	28,237
Matthews International Corp.(1)	5.25	12/01/25	20,000	19,279
Neptune Bidco US, Inc.(1)	9.29	04/15/29	183,000	168,570
NESCO Holdings II, Inc.(1)	5.50	04/15/29	61,000	55,541
PECF USS Intermediate Holding III Corp.(1)	8.00	11/15/29	35,000	19,380
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	65,000	57,447
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	98,000	96,190
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	95,000	89,521
Signal Parent, Inc.(1)	6.13	04/01/29	20,000	12,200
Sotheby’s(1)	7.38	10/15/27	53,000	47,016
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	20,000	15,523
TriNet Group, Inc.(1)	3.50	03/01/29	38,000	33,189
United Rentals North America, Inc.	3.75	01/15/32	54,000	45,783
United Rentals North America, Inc.	3.88	11/15/27	55,000	51,126
United Rentals North America, Inc.	3.88	02/15/31	77,000	66,444
United Rentals North America, Inc.	4.00	07/15/30	53,000	46,925
United Rentals North America, Inc.	4.88	01/15/28	115,000	109,825
United Rentals North America, Inc.	5.25	01/15/30	55,000	52,445
United Rentals North America, Inc.	5.50	05/15/27	36,000	35,428
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	60,000	55,882
Williams Scotsman International, Inc.(1)	4.63	08/15/28	35,000	32,225
Williams Scotsman International, Inc.(1)	6.13	06/15/25	35,000	34,807
WW International, Inc.(1)	4.50	04/15/29	35,000	24,882
ZipRecruiter, Inc.(1)	5.00	01/15/30	35,000	29,870
				2,795,565
COMPUTERS – 0.6%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	34,000	28,598
Crane NXT Co.	4.20	03/15/48	25,000	17,310
Exela Intermediate LLC/Exela Finance, Inc.(1)	11.50	04/15/26	74,448	11,383
KBR, Inc.(1)	4.75	09/30/28	10,000	9,160
Science Applications International Corp.(1)	4.88	04/01/28	30,000	28,234
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(1)	5.75	06/01/25	20,000	20,168
				114,853
DISTRIBUTION/WHOLESALE – 1.9%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	30,000	26,082
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	48,000	44,029
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	50,000	47,610
H&E Equipment Services, Inc.(1)	3.88	12/15/28	88,000	77,426
Resideo Funding, Inc.(1)	4.00	09/01/29	17,000	14,388
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	35,000	35,481
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	55,000	57,390

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DISTRIBUTION/WHOLESALE – 1.9% (Continued)
Univar Solutions USA, Inc./Washington(1)	5.13	12/01/27	$35,000	$35,897
Windsor Holdings III LLC(1)	8.50	06/15/30	55,000	55,344
				393,647
ELECTRIC – 0.2%
Pike Corp.(1)	5.50	09/01/28	55,000	49,554

ELECTRICAL COMPONENTS & EQUIPMENT – 1.1%
EnerSys(1)	4.38	12/15/27	20,000	18,563
WESCO Distribution, Inc.(1)	7.13	06/15/25	103,000	104,275
WESCO Distribution, Inc.(1)	7.25	06/15/28	95,000	96,966
				219,804
ELECTRONICS – 0.1%
Atkore, Inc.(1)	4.25	06/01/31	33,000	28,580

ENERGY-ALTERNATE SOURCES – 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.(1)	6.50	01/15/26	55,000	46,460

ENGINEERING & CONSTRUCTION – 2.8%
AECOM	5.13	03/15/27	72,000	69,572
Arcosa, Inc.(1)	4.38	04/15/29	30,000	27,033
Artera Services LLC(1)	9.03	12/04/25	72,000	67,788
Brand Industrial Services, Inc.(1)	10.38	08/01/30	95,000	97,021
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	25,000	24,037
Dycom Industries, Inc.(1)	4.50	04/15/29	35,000	31,659
Fluor Corp.	3.50	12/15/24	30,000	29,220
Fluor Corp.	4.25	09/15/28	40,000	37,445
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	30,000	25,304
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	19,000	16,096
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	20,000	16,726
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	22,000	20,793
TopBuild Corp.(1)	3.63	03/15/29	30,000	26,337
TopBuild Corp.(1)	4.13	02/15/32	35,000	30,062
Tutor Perini Corp.(1)	6.88	05/01/25	35,000	30,025
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	30,000	26,959
				576,077
ENVIRONMENTAL CONTROL – 3.2%
Clean Harbors, Inc.(1)	4.88	07/15/27	35,000	33,605
Clean Harbors, Inc.(1)	5.13	07/15/29	20,000	19,078
Clean Harbors, Inc.(1)	6.38	02/01/31	40,000	40,227
Covanta Holding Corp.(1)	4.88	12/01/29	55,000	48,624
Covanta Holding Corp.	5.00	09/01/30	23,000	19,945
Enviri Corp.(1)	5.75	07/31/27	30,000	25,948
GFL Environmental, Inc.(1)	3.50	09/01/28	55,000	49,001
GFL Environmental, Inc.(1)	3.75	08/01/25	51,000	48,798
GFL Environmental, Inc.(1)	4.00	08/01/28	50,000	44,800
GFL Environmental, Inc.(1)	4.25	06/01/25	35,000	33,979
GFL Environmental, Inc.(1)	4.38	08/15/29	45,000	40,171
GFL Environmental, Inc.(1)	4.75	06/15/29	53,000	48,395
GFL Environmental, Inc.(1)	5.13	12/15/26	35,000	34,070

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 3.2% (Continued)
Madison IAQ LLC(1)	4.13	06/30/28	$50,000	$44,570
Madison IAQ LLC(1)	5.88	06/30/29	71,000	59,641
Stericycle, Inc.(1)	3.88	01/15/29	35,000	30,758
Waste Pro USA, Inc.(1)	5.50	02/15/26	35,000	33,196
				654,806
FOOD SERVICE – 1.4%
Aramark Services, Inc.(1)	5.00	04/01/25	40,000	39,442
Aramark Services, Inc.(1)	5.00	02/01/28	81,000	76,233
Aramark Services, Inc.(1)	6.38	05/01/25	105,000	105,097
TKC Holdings, Inc.(1)	6.88	05/15/28	30,000	26,445
TKC Holdings, Inc.(1)	10.50	05/15/29	47,000	35,775
				282,992
FOREST PRODUCTS & PAPER – 0.7%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	20,000	16,655
Domtar Corp.(1)	6.75	10/01/28	50,000	43,720
Glatfelter Corp.(1)	4.75	11/15/29	33,000	22,858
Mercer International, Inc.	5.13	02/01/29	62,000	50,851
Mercer International, Inc.	5.50	01/15/26	20,000	19,321
				153,405
HAND/MACHINE TOOLS – 0.0%
Werner FinCo LP/Werner FinCo, Inc.(1)	14.50	10/15/28	10,000	8,812

HOLDING COMPANIES-DIVERS – 0.1%
Stena International SA(1)	6.13	02/01/25	20,000	19,646

HOME BUILDERS – 4.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	26,000	22,527
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	35,000	29,962
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.63	01/15/28	10,000	9,634
Beazer Homes USA, Inc.	5.88	10/15/27	35,000	33,838
Beazer Homes USA, Inc.	7.25	10/15/29	19,000	18,694
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	35,000	28,467
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	20,000	16,627
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	45,000	41,645
Century Communities, Inc.(1)	3.88	08/15/29	35,000	30,480
Century Communities, Inc.	6.75	06/01/27	35,000	35,169
Empire Communities Corp.(1)	7.00	12/15/25	35,000	33,683
Installed Building Products, Inc.(1)	5.75	02/01/28	17,000	16,114
K Hovnanian Enterprises, Inc.(1)	10.50	02/15/26	25,000	25,266
KB Home	4.00	06/15/31	23,000	20,047
KB Home	4.80	11/15/29	30,000	27,709
KB Home	6.88	06/15/27	19,000	19,351
KB Home	7.25	07/15/30	22,000	22,481
LGI Homes, Inc.(1)	4.00	07/15/29	17,000	14,301
M/I Homes, Inc.	3.95	02/15/30	20,000	17,322
M/I Homes, Inc.	4.95	02/01/28	30,000	28,306
Mattamy Group Corp.(1)	4.63	03/01/30	47,000	41,281
Mattamy Group Corp.(1)	5.25	12/15/27	35,000	33,131

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 4.1% (Continued)
Meritage Homes Corp.(1)	3.88	04/15/29	$35,000	$31,336
Meritage Homes Corp.	5.13	06/06/27	20,000	19,375
Meritage Homes Corp.	6.00	06/01/25	30,000	29,992
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	35,000	31,886
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	20,000	17,777
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	33,000	30,835
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	33,000	32,200
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	35,000	34,487
Tri Pointe Homes, Inc.	5.25	06/01/27	20,000	19,345
Tri Pointe Homes, Inc.	5.70	06/15/28	20,000	19,220
				832,488
INTERNET – 1.6%
EquipmentShare.com, Inc.(1)	9.00	05/15/28	45,000	44,661
Uber Technologies, Inc.(1)	4.50	08/15/29	105,000	97,245
Uber Technologies, Inc.(1)	6.25	01/15/28	35,000	34,761
Uber Technologies, Inc.(1)	7.50	05/15/25	60,000	60,727
Uber Technologies, Inc.(1)	7.50	09/15/27	87,000	88,879
				326,273
IRON/STEEL – 3.4%
ATI, Inc.	4.88	10/01/29	22,000	20,100
ATI, Inc.	5.13	10/01/31	20,000	17,968
ATI, Inc.	5.88	12/01/27	30,000	29,196
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	40,000	38,865
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	50,000	49,886
Carpenter Technology Corp.	6.38	07/15/28	35,000	34,508
Carpenter Technology Corp.	7.63	03/15/30	20,000	20,424
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	20,000	18,334
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	30,000	26,659
Cleveland-Cliffs, Inc.	5.88	06/01/27	45,000	44,237
Cleveland-Cliffs, Inc.(1)	6.75	03/15/26	58,000	58,406
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	50,000	48,702
Commercial Metals Co.	3.88	02/15/31	30,000	26,072
Commercial Metals Co.	4.13	01/15/30	19,000	17,026
Commercial Metals Co.	4.38	03/15/32	17,000	14,762
Infrabuild Australia Pty Ltd.(1)	12.00	10/01/24	20,000	19,461
Mineral Resources Ltd.(1)	8.00	11/01/27	45,000	45,181
Mineral Resources Ltd.(1)	8.13	05/01/27	50,000	50,107
Mineral Resources Ltd.(1)	8.50	05/01/30	42,000	42,490
TMS International Corp./DE(1)	6.25	04/15/29	22,000	18,425
United States Steel Corp.	6.65	06/01/37	20,000	19,602
United States Steel Corp.	6.88	03/01/29	31,000	30,653
				691,064
MACHINERY-CONSTRUCTION & MINING – 0.5%
BWX Technologies, Inc.(1)	4.13	06/30/28	35,000	31,912
BWX Technologies, Inc.(1)	4.13	04/15/29	20,000	17,969
Manitowoc Co., Inc.(1)	9.00	04/01/26	20,000	19,925
Terex Corp.(1)	5.00	05/15/29	45,000	41,917
				111,723

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 2.4%
ATS Corp.(1)	4.13	12/15/28	$20,000	$17,909
Chart Industries, Inc.(1)	7.50	01/01/30	103,000	105,688
Chart Industries, Inc.(1)	9.50	01/01/31	35,000	37,573
GrafTech Finance, Inc.(1)	4.63	12/15/28	35,000	29,124
GrafTech Global Enterprises, Inc.(1)	9.88	12/15/28	30,000	30,511
Maxim Crane Works Holdings Capital LLC(1)	10.13	08/01/24	20,000	20,092
Mueller Water Products, Inc.(1)	4.00	06/15/29	33,000	29,437
OT Merger Corp.(1)	7.88	10/15/29	17,000	11,049
SPX FLOW, Inc.(1)	8.75	04/01/30	38,000	35,091
Titan Acquisition Ltd./Titan Co.-Borrower LLC(1)	7.75	04/15/26	45,000	41,850
TK Elevator Holdco GmbH(1)	7.63	07/15/28	30,000	28,010
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	110,000	102,981
				489,315
METAL FABRICATE/HARDWARE – 0.6%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	20,000	19,121
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	35,000	34,680
Interpipe Holdings PLC(1)	8.38	05/13/26	20,000	12,740
Park-Ohio Industries, Inc.	6.63	04/15/27	20,000	17,601
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	35,000	31,237
				115,379
MINING – 5.1%
Arconic Corp.(1)	6.00	05/15/25	50,000	50,796
Arconic Corp.(1)	6.13	02/15/28	61,000	62,667
Century Aluminum Co.(1)	7.50	04/01/28	20,000	19,045
Coeur Mining, Inc.(1)	5.13	02/15/29	23,000	19,114
Compass Minerals International, Inc.(1)	6.75	12/01/27	34,000	33,163
Constellium SE(1)	3.75	04/15/29	36,000	31,335
Constellium SE(1)	5.63	06/15/28	20,000	19,076
Constellium SE(1)	5.88	02/15/26	20,000	19,733
Eldorado Gold Corp.(1)	6.25	09/01/29	38,000	34,085
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	105,000	90,416
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	45,000	42,122
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	50,000	48,006
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	55,000	52,859
Hecla Mining Co.	7.25	02/15/28	38,000	37,671
Hudbay Minerals, Inc.(1)	4.50	04/01/26	42,000	39,881
Hudbay Minerals, Inc.(1)	6.13	04/01/29	45,000	43,155
IAMGOLD Corp.(1)	5.75	10/15/28	33,000	25,451
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	17,000	16,851
Kaiser Aluminum Corp.(1)	4.50	06/01/31	41,000	33,557
Kaiser Aluminum Corp.(1)	4.63	03/01/28	35,000	31,462
New Gold, Inc.(1)	7.50	07/15/27	33,000	31,582
Novelis Corp.(1)	3.25	11/15/26	55,000	50,049
Novelis Corp.(1)	3.88	08/15/31	52,000	43,355
Novelis Corp.(1)	4.75	01/30/30	113,000	101,676
Perenti Finance Pty Ltd.(1)	6.50	10/07/25	35,000	34,387
Taseko Mines Ltd.(1)	7.00	02/15/26	33,000	30,577
				1,042,071

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURER – 1.9%
Amsted Industries, Inc.(1)	4.63	05/15/30	$30,000	$26,652
Amsted Industries, Inc.(1)	5.63	07/01/27	32,000	31,182
Calderys Financing LLC(1)	11.25	06/01/28	40,000	41,190
EnPro Industries, Inc.	5.75	10/15/26	30,000	29,279
FXI Holdings, Inc.(1)	12.25	11/15/26	53,000	49,423
FXI Holdings, Inc.(1)	12.25	11/15/26	32,000	29,680
Hillenbrand, Inc.	3.75	03/01/31	20,000	17,118
Hillenbrand, Inc.	5.00	09/15/26	30,000	29,402
Hillenbrand, Inc.	5.75	06/15/25	30,000	29,721
LSB Industries, Inc.(1)	6.25	10/15/28	50,000	45,945
Trinity Industries, Inc.	4.55	10/01/24	30,000	29,362
Trinity Industries, Inc.(1)	7.75	07/15/28	30,000	30,541
				389,495
OFFICE FURNISHINGS – 0.2%
Interface, Inc.(1)	5.50	12/01/28	17,000	14,279
Steelcase, Inc.	5.13	01/18/29	33,000	29,240
				43,519
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	35,000	26,482
Pitney Bowes, Inc.(1)	7.25	03/15/29	20,000	13,600
				40,082
PACKAGING & CONTAINERS – 11.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	45,000	38,916
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	65,000	53,230
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	45,000	44,453
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	85,000	79,701
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	53,000	51,974
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	56,000	48,136
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	71,000	61,030
Ball Corp.	2.88	08/15/30	90,000	74,344
Ball Corp.	3.13	09/15/31	60,000	49,312
Ball Corp.	4.88	03/15/26	55,000	53,827
Ball Corp.	5.25	07/01/25	70,000	69,450
Ball Corp.	6.00	06/15/29	70,000	70,087
Ball Corp.	6.88	03/15/28	55,000	56,318
Berry Global, Inc.(1)	4.50	02/15/26	20,000	19,092
Berry Global, Inc.(1)	5.63	07/15/27	35,000	34,175
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	35,000	33,006
Clearwater Paper Corp.(1)	4.75	08/15/28	20,000	17,627
Clearwater Paper Corp.(1)	5.38	02/01/25	20,000	19,568
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	35,000	33,523
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	76,000	68,987
Crown Americas LLC	5.25	04/01/30	34,000	32,470
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	45,000	42,593
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	55,000	53,219
Crown Cork & Seal Co., Inc.	7.38	12/15/26	20,000	20,919

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 11.1% (Continued)
Graham Packaging Co., Inc.(1)	7.13	08/15/28	$34,000	$29,806
Graphic Packaging International LLC(1)	3.50	03/15/28	45,000	40,424
Graphic Packaging International LLC(1)	3.50	03/01/29	20,000	17,441
Graphic Packaging International LLC(1)	3.75	02/01/30	30,000	26,131
Graphic Packaging International LLC	4.13	08/15/24	20,000	19,572
Graphic Packaging International LLC(1)	4.75	07/15/27	17,000	16,334
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	50,000	44,372
Mauser Packaging Solutions Holding Co.(1)	7.88	08/15/26	195,000	194,663
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	95,000	88,394
OI European Group BV(1)	4.75	02/15/30	35,000	31,643
Owens-Brockway Glass Container, Inc.(1)	6.38	08/15/25	25,000	25,011
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	50,000	49,761
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	35,000	35,611
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	45,000	39,826
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	65,000	58,600
Sealed Air Corp.(1)	4.00	12/01/27	35,000	32,277
Sealed Air Corp.(1)	5.00	04/15/29	30,000	28,032
Sealed Air Corp.(1)	5.13	12/01/24	30,000	29,595
Sealed Air Corp.(1)	5.50	09/15/25	23,000	22,679
Sealed Air Corp.(1)	6.88	07/15/33	30,000	31,399
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	57,000	56,795
Silgan Holdings, Inc.	4.13	02/01/28	40,000	36,380
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	45,000	47,708
TriMas Corp.(1)	4.13	04/15/29	28,000	24,823
Trivium Packaging Finance BV(1)	5.50	08/15/26	72,000	68,478
Trivium Packaging Finance BV(1)	8.50	08/15/27	50,000	48,158
				2,269,870
RETAIL – 3.3%
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	29,000	25,649
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	20,000	19,059
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	45,000	45,158
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	17,000	15,316
Foundation Building Materials, Inc.(1)	6.00	03/01/29	33,000	28,627
GYP Holdings III Corp.(1)	4.63	05/01/29	20,000	17,886
LBM Acquisition LLC(1)	6.25	01/15/29	55,000	47,499
Park River Holdings, Inc.(1)	5.63	02/01/29	20,000	16,028
Park River Holdings, Inc.(1)	6.75	08/01/29	20,000	16,230
Patrick Industries, Inc.(1)	4.75	05/01/29	30,000	25,926
Patrick Industries, Inc.(1)	7.50	10/15/27	20,000	19,685
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	55,000	52,393
SRS Distribution, Inc.(1)	4.63	07/01/28	48,000	43,506
SRS Distribution, Inc.(1)	6.00	12/01/29	60,000	52,132
SRS Distribution, Inc.(1)	6.13	07/01/29	30,000	26,354
Staples, Inc.(1)	7.50	04/15/26	140,000	115,837
Staples, Inc.(1)	10.75	04/15/27	70,000	40,109
TPro Acquisition Corp.(1)	11.00	10/15/24	20,000	19,921
White Capital Buyer LLC(1)	6.88	10/15/28	45,000	40,594
				667,909

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 1.0%
Camelot Finance SA(1)	4.50	11/01/26	$50,000	$47,204
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	68,000	60,678
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	65,000	57,798
Dun & Bradstreet Corp.(1)	5.00	12/15/29	33,000	29,077
				194,757
TRANSPORTATION – 1.2%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	17,000	13,408
Danaos Corp.(1)	8.50	03/01/28	10,000	10,115
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	45,000	38,179
Rand Parent LLC(1)	8.50	02/15/30	60,000	56,509
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	45,000	43,159
XPO CNW, Inc.	6.70	05/01/34	20,000	19,788
XPO Escrow Sub LLC(1)	7.50	11/15/27	30,000	31,041
XPO, Inc.(1)	7.13	06/01/31	30,000	30,384
				242,583
TOTAL CORPORATE BONDS (Cost – $20,036,321)				20,025,892

SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
Sumitomo, Tokyo	4.68	08/01/23	159,049	159,049
TOTAL SHORT-TERM INVESTMENTS (Cost – $159,049)				159,049

TOTAL INVESTMENTS – 98.8% (Cost – $20,195,370)				$20,184,941
OTHER ASSETS LESS LIABILITIES – 1.2%				247,968
NET ASSETS – 100.0%				$20,432,909

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2023, amounts to $16,560,423 and represents 81.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$20,025,892	$–	$20,025,892
Time Deposits	–	159,049	–	159,049
Total Investments	$–	$20,184,941	$–	$20,184,941

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.2%
ADVERTISING – 3.0%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$30,000	$26,132
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	50,000	45,961
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	40,000	31,883
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	60,000	50,243
CMG Media Corp.(1)	8.88	12/15/27	42,000	32,831
Lamar Media Corp.	3.63	01/15/31	22,000	18,437
Lamar Media Corp.	3.75	02/15/28	22,000	20,148
Lamar Media Corp.	4.00	02/15/30	40,000	35,255
Stagwell Global LLC(1)	5.63	08/15/29	47,000	40,044
				300,934
AUTO PARTS & EQUIPMENT – 1.6%
Clarios Global LP(1)	6.75	05/15/25	50,000	50,163
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	36,000	36,006
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	40,000	40,215
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	40,000	40,574
				166,958
COMMERCIAL SERVICES – 0.4%
Cimpress PLC	7.00	06/15/26	27,000	25,516
Deluxe Corp.(1)	8.00	06/01/29	20,000	16,821
				42,337
COMPUTERS – 6.3%
Ahead DB Holdings LLC(1)	6.63	05/01/28	17,000	14,686
Crowdstrike Holdings, Inc.	3.00	02/15/29	30,000	25,927
McAfee Corp.(1)	7.38	02/15/30	83,000	71,811
NCR Corp.(1)	5.13	04/15/29	47,000	42,072
NCR Corp.(1)	5.25	10/01/30	30,000	26,743
NCR Corp.(1)	5.75	09/01/27	40,000	40,288
NCR Corp.(1)	6.13	09/01/29	20,000	20,346
Presidio Holdings, Inc.(1)	4.88	02/01/27	45,000	42,586
Presidio Holdings, Inc.(1)	8.25	02/01/28	2,000	1,942
Seagate HDD Cayman	4.09	06/01/29	2,000	1,759
Seagate HDD Cayman	4.13	01/15/31	42,000	34,650
Seagate HDD Cayman	4.75	01/01/25	25,000	24,594
Seagate HDD Cayman	4.88	06/01/27	20,000	19,290
Seagate HDD Cayman	5.75	12/01/34	15,000	13,317
Seagate HDD Cayman(1)	8.25	12/15/29	25,000	26,226
Seagate HDD Cayman(1)	8.50	07/15/31	25,000	26,128
Seagate HDD Cayman(1)	9.63	12/01/32	17,800	19,723
Unisys Corp.(1)	6.88	11/01/27	20,000	16,352
Vericast Corp.(1)	11.00	09/15/26	67,000	70,601
Virtusa Corp.(1)	7.13	12/15/28	17,000	14,271
Western Digital Corp.	4.75	02/15/26	93,000	88,873
				642,185

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 2.6%
Coherent Corp.(1)	5.00	12/15/29	$37,000	$33,337
Imola Merger Corp.(1)	4.75	05/15/29	85,000	74,724
Sensata Technologies BV(1)	4.00	04/15/29	40,000	35,383
Sensata Technologies BV(1)	5.00	10/01/25	50,000	48,787
Sensata Technologies BV(1)	5.88	09/01/30	20,000	19,292
Sensata Technologies, Inc.(1)	3.75	02/15/31	30,000	25,366
Sensata Technologies, Inc.(1)	4.38	02/15/30	15,000	13,351
TTM Technologies, Inc.(1)	4.00	03/01/29	20,000	17,068
				267,308
ENGINEERING & CONSTRUCTION – 0.9%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par(1)	4.05	04/27/26	20,000	17,660
Cellnex Finance Co. SA(1)	3.88	07/07/41	25,000	18,101
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	37,000	35,413
VM Consolidated, Inc.(1)	5.50	04/15/29	20,000	18,373
				89,547
ENTERTAINMENT – 1.2%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	20,000	11,373
Banijay Entertainment SASU(1)	5.38	03/01/25	20,000	19,568
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	37,000	25,356
WMG Acquisition Corp.(1)	3.00	02/15/31	50,000	40,921
WMG Acquisition Corp.(1)	3.75	12/01/29	24,000	20,979
				118,197
INTERNET – 5.3%
ANGI Group LLC(1)	3.88	08/15/28	20,000	16,814
Arches Buyer, Inc.(1)	4.25	06/01/28	60,000	52,261
Cablevision Lightpath LLC(1)	3.88	09/15/27	30,000	24,928
Cars.com, Inc.(1)	6.38	11/01/28	20,000	18,882
Cogent Communications Group, Inc.(1)	3.50	05/01/26	22,000	20,422
Cogent Communications Group, Inc.(1)	7.00	06/15/27	20,000	19,321
Gen Digital, Inc.(1)	5.00	04/15/25	57,000	56,238
Gen Digital, Inc.(1)	6.75	09/30/27	35,000	35,154
Gen Digital, Inc.(1)	7.13	09/30/30	25,000	25,216
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	25,000	21,520
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	35,000	33,457
ION Trading Technologies Sarl(1)	5.75	05/15/28	20,000	17,452
Match Group Holdings II LLC(1)	3.63	10/01/31	37,000	30,492
Match Group Holdings II LLC(1)	4.63	06/01/28	33,000	30,472
Match Group Holdings II LLC(1)	5.00	12/15/27	25,000	23,711
Millennium Escrow Corp.(1)	6.63	08/01/26	30,000	22,389
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	30,000	22,156
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	4.75	04/30/27	25,000	21,781
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	6.00	02/15/28	10,000	7,910
TripAdvisor, Inc.(1)	7.00	07/15/25	25,000	25,068
Ziff Davis, Inc.(1)	4.63	10/15/30	20,000	17,543
				543,187

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-CONSTRUCTIONS & MINING – 0.3%
Vertiv Group Corp.(1)	4.13	11/15/28	$35,000	$31,452

MEDIA – 39.4%
Altice Financing SA(1)	5.00	01/15/28	55,000	42,742
Altice Financing SA(1)	5.75	08/15/29	77,000	57,823
AMC Networks, Inc.	4.25	02/15/29	52,000	28,938
AMC Networks, Inc.	4.75	08/01/25	32,000	28,379
Audacy Capital Corp.(1)	6.75	03/31/29	22,000	495
Block Communications, Inc.(1)	4.88	03/01/28	15,000	12,576
Cable One, Inc.(1)	4.00	11/15/30	30,000	23,727
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	120,000	98,759
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	83,000	63,871
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	112,000	94,998
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	114,000	93,054
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	87,000	68,921
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	120,000	104,120
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	55,000	45,458
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	117,000	108,231
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	132,000	123,962
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	96,000	87,816
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	31,000	30,293
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	45,000	43,069
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	20,000	19,899
CSC Holdings LLC(1)	3.38	02/15/31	40,000	27,744
CSC Holdings LLC(1)	4.13	12/01/30	27,000	19,548
CSC Holdings LLC(1)	4.50	11/15/31	75,000	53,881
CSC Holdings LLC(1)	4.63	12/01/30	97,000	48,829
CSC Holdings LLC(1)	5.00	11/15/31	25,000	12,657
CSC Holdings LLC(1)	5.38	02/01/28	30,000	25,087
CSC Holdings LLC(1)	5.50	04/15/27	70,000	60,112
CSC Holdings LLC(1)	5.75	01/15/30	92,000	47,737
CSC Holdings LLC(1)	6.50	02/01/29	70,000	59,527
CSC Holdings LLC(1)	7.50	04/01/28	45,000	27,853
CSC Holdings LLC(1)	11.25	05/15/28	45,000	44,549
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	20,000	15,027
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	150,000	135,544
DISH DBS Corp.	5.13	06/01/29	60,000	30,225
DISH DBS Corp.(1)	5.25	12/01/26	110,000	90,297
DISH DBS Corp.(1)	5.75	12/01/28	100,000	77,139
DISH DBS Corp.	5.88	11/15/24	80,000	73,144
DISH DBS Corp.	7.38	07/01/28	42,000	23,676
DISH DBS Corp.	7.75	07/01/26	82,000	53,120
DISH Network Corp.(1)	11.75	11/15/27	165,000	166,318
Gannett Holdings LLC(1)	6.00	11/01/26	17,000	14,652
GCI LLC(1)	4.75	10/15/28	25,000	21,753
Gray Escrow II, Inc.(1)	5.38	11/15/31	32,000	22,362
Gray Television, Inc.(1)	4.75	10/15/30	57,000	40,157
Gray Television, Inc.(1)	5.88	07/15/26	25,000	22,536

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 39.4% (Continued)
Gray Television, Inc.(1)	7.00	05/15/27	$30,000	$25,989
iHeartCommunications, Inc.(1)	5.25	08/15/27	69,000	54,371
iHeartCommunications, Inc.	6.38	05/01/26	20,000	17,310
iHeartCommunications, Inc.	8.38	05/01/27	38,000	26,040
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	20,000	16,560
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	70,000	65,540
Liberty Interactive LLC	8.25	02/01/30	20,000	7,600
Liberty Interactive LLC	8.50	07/15/29	20,000	7,568
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	60,000	52,739
News Corp.(1)	3.88	05/15/29	40,000	35,359
News Corp.(1)	5.13	02/15/32	20,000	18,318
Nexstar Media, Inc.(1)	4.75	11/01/28	55,000	48,522
Nexstar Media, Inc.(1)	5.63	07/15/27	58,000	54,579
Paramount Global	6.25	02/28/57	25,000	19,399
Paramount Global	6.38	03/30/62	42,000	34,665
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	27,000	21,972
Radiate Holdco LLC/Radiate Finance, Inc.(1)	6.50	09/15/28	52,000	31,230
Scripps Escrow II, Inc.(1)	5.38	01/15/31	20,000	15,263
Scripps Escrow, Inc.(1)	5.88	07/15/27	40,000	33,454
Sinclair Television Group, Inc.(1)	4.13	12/01/30	22,000	14,365
Sinclair Television Group, Inc.(1)	5.13	02/15/27	15,000	12,557
Sinclair Television Group, Inc.(1)	5.50	03/01/30	25,000	13,222
Sirius XM Radio, Inc.(1)	3.13	09/01/26	48,000	43,357
Sirius XM Radio, Inc.(1)	3.88	09/01/31	50,000	39,193
Sirius XM Radio, Inc.(1)	4.00	07/15/28	85,000	74,036
Sirius XM Radio, Inc.(1)	4.13	07/01/30	70,000	57,713
Sirius XM Radio, Inc.(1)	5.00	08/01/27	60,000	55,800
Sirius XM Radio, Inc.(1)	5.50	07/01/29	52,000	47,558
Spanish Broadcasting System, Inc.(1)	9.75	03/01/26	17,000	11,729
TEGNA, Inc.	4.63	03/15/28	45,000	40,444
TEGNA, Inc.(1)	4.75	03/15/26	22,000	21,133
TEGNA, Inc.	5.00	09/15/29	45,000	40,149
Townsquare Media, Inc.(1)	6.88	02/01/26	20,000	19,294
Univision Communications, Inc.(1)	4.50	05/01/29	52,000	45,041
Univision Communications, Inc.(1)	5.13	02/15/25	47,000	46,111
Univision Communications, Inc.(1)	6.63	06/01/27	75,000	73,047
Univision Communications, Inc.(1)	7.38	06/30/30	35,000	34,098
Univision Communications, Inc.(1)	8.00	08/15/28	20,000	20,168
UPC Broadband FinCo. BV(1)	4.88	07/15/31	66,000	55,489
Urban One, Inc.(1)	7.38	02/01/28	30,000	26,520
Videotron Ltd.(1)	3.63	06/15/29	20,000	17,418
Videotron Ltd.(1)	5.13	04/15/27	30,000	28,956
Virgin Media Finance PLC(1)	5.00	07/15/30	37,000	30,394
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	75,000	69,306
VZ Secured Financing BV(1)	5.00	01/15/32	52,000	42,304
Ziggo Bond Co. BV(1)	5.13	02/28/30	70,000	55,378
Ziggo Bond Co. BV(1)	6.00	01/15/27	20,000	18,624
Ziggo BV(1)	4.88	01/15/30	7,000	5,934
				4,036,421

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OFFICE/BUSINESS EQUIPMENT – 0.7%
Xerox Corp.	4.80	03/01/35	$27,000	$18,441
Xerox Holdings Corp.(1)	5.00	08/15/25	20,000	19,208
Xerox Holdings Corp.(1)	5.50	08/15/28	40,000	35,139
				72,788
PACKAGING & CONTAINERS – 1.0%
LABL, Inc.(1)	5.88	11/01/28	55,000	50,271
LABL, Inc.(1)	6.75	07/15/26	25,000	24,550
LABL, Inc.(1)	8.25	11/01/29	15,000	12,475
LABL, Inc.(1)	10.50	07/15/27	20,000	19,071
				106,367
SEMICONDUCTORS – 2.1%
Amkor Technology, Inc.(1)	6.63	09/15/27	25,000	25,088
ams-OSRAM AG(1)	7.00	07/31/25	20,000	17,573
Entegris Escrow Corp.(1)	4.75	04/15/29	80,000	74,704
Entegris Escrow Corp.(1)	5.95	06/15/30	42,000	40,319
Entegris, Inc.(1)	3.63	05/01/29	10,000	8,664
ON Semiconductor Corp.(1)	3.88	09/01/28	30,000	27,199
Synaptics, Inc.(1)	4.00	06/15/29	20,000	17,285
				210,832
SOFTWARE – 9.4%
Alteryx, Inc.(1)	8.75	03/15/28	20,000	19,469
Boxer Parent Co., Inc.(1)	7.13	10/02/25	22,000	22,145
Boxer Parent Co., Inc.(1)	9.13	03/01/26	20,000	20,090
Capstone Borrower, Inc.(1)	8.00	06/15/30	20,000	19,818
Castle US Holding Corp.(1)	9.50	02/15/28	20,000	11,422
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	30,000	29,697
Cloud Software Group, Inc.(1)	6.50	03/31/29	163,000	146,853
Cloud Software Group, Inc.(1)	9.00	09/30/29	160,000	143,513
Elastic NV(1)	4.13	07/15/29	25,000	21,712
Fair Isaac Corp.(1)	4.00	06/15/28	29,000	26,642
Fair Isaac Corp.(1)	5.25	05/15/26	25,000	24,560
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	20,000	17,414
MicroStrategy, Inc.(1)	6.13	06/15/28	20,000	17,925
Open Text Corp.(1)	3.88	02/15/28	40,000	35,619
Open Text Corp.(1)	3.88	12/01/29	32,000	27,097
Open Text Holdings, Inc.(1)	4.13	02/15/30	35,000	30,035
Open Text Holdings, Inc.(1)	4.13	12/01/31	25,000	20,746
PTC, Inc.(1)	3.63	02/15/25	17,000	16,440
PTC, Inc.(1)	4.00	02/15/28	25,000	22,967
Rackspace Technology Global, Inc.(1)	3.50	02/15/28	20,000	8,969
Rackspace Technology Global, Inc.(1)	5.38	12/01/28	38,000	10,582
ROBLOX Corp.(1)	3.88	05/01/30	42,000	35,323
Rocket Software, Inc.(1)	6.50	02/15/29	20,000	17,104
SS&C Technologies, Inc.(1)	5.50	09/30/27	85,000	82,194
Twilio, Inc.	3.63	03/15/29	23,000	19,759
Twilio, Inc.	3.88	03/15/31	18,000	15,264
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	72,000	59,122

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 9.4% (Continued)
West Technology Group LLC(1)	8.50	04/10/27	$20,000	$16,950
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	30,000	25,795
				965,226
TELECOMMUNICATIONS – 23.0%
Altice France Holding SA(1)	6.00	02/15/28	35,000	13,062
Altice France Holding SA(1)	10.50	05/15/27	65,000	27,583
Altice France SA/France(1)	5.13	07/15/29	122,000	85,556
Altice France SA/France(1)	5.50	01/15/28	25,000	18,371
Altice France SA/France(1)	5.50	10/15/29	93,000	66,119
Altice France SA/France(1)	8.13	02/01/27	92,000	75,366
British Telecommunications PLC(1)	4.88	11/23/81	37,000	30,355
C&W Senior Financing DAC(1)	6.88	09/15/27	32,000	29,083
Ciena Corp.(1)	4.00	01/31/30	20,000	17,520
CommScope Technologies LLC(1)	5.00	03/15/27	27,000	18,041
CommScope Technologies LLC(1)	6.00	06/15/25	40,000	36,324
CommScope, Inc.(1)	4.75	09/01/29	40,000	30,865
CommScope, Inc.(1)	6.00	03/01/26	75,000	68,915
CommScope, Inc.(1)	7.13	07/01/28	40,000	26,444
CommScope, Inc.(1)	8.25	03/01/27	42,000	31,842
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	85,000	81,568
Consolidated Communications, Inc.(1)	5.00	10/01/28	25,000	18,519
Consolidated Communications, Inc.(1)	6.50	10/01/28	22,000	17,325
Embarq Corp.	8.00	06/01/36	50,000	28,313
Frontier Communications Holdings LLC(1)	5.00	05/01/28	100,000	84,860
Frontier Communications Holdings LLC(1)	5.88	10/15/27	55,000	50,428
Frontier Communications Holdings LLC	5.88	11/01/29	40,000	29,365
Frontier Communications Holdings LLC(1)	6.00	01/15/30	40,000	29,094
Frontier Communications Holdings LLC(1)	6.75	05/01/29	15,000	11,610
Frontier Communications Holdings LLC(1)	8.63	03/15/31	30,000	28,734
Frontier Communications Holdings LLC(1)	8.75	05/15/30	37,000	35,735
GoTo Group, Inc.(1)	5.50	09/01/27	32,000	18,421
Hughes Satellite Systems Corp.	5.25	08/01/26	30,000	27,929
Hughes Satellite Systems Corp.	6.63	08/01/26	30,000	27,121
Iliad Holding SASU(1)	6.50	10/15/26	50,000	47,963
Iliad Holding SASU(1)	7.00	10/15/28	35,000	32,891
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	120,000	109,917
Level 3 Financing, Inc.(1)	3.40	03/01/27	5,000	4,414
Level 3 Financing, Inc.(1)	3.63	01/15/29	15,000	9,916
Level 3 Financing, Inc.(1)	3.75	07/15/29	52,000	34,145
Level 3 Financing, Inc.(1)	3.88	11/15/29	10,000	8,516
Level 3 Financing, Inc.(1)	4.25	07/01/28	82,000	58,136
Level 3 Financing, Inc.(1)	4.63	09/15/27	73,000	55,539
Level 3 Financing, Inc.(1)	10.50	05/15/30	47,000	48,741
Lumen Technologies, Inc.(1)	4.00	02/15/27	73,000	48,094
Lumen Technologies, Inc.(1)	4.50	01/15/29	7,000	2,876
Lumen Technologies, Inc.(1)	5.13	12/15/26	10,000	5,211
Lumen Technologies, Inc.	7.60	09/15/39	7,000	2,561
Millicom International Cellular SA(1)	4.50	04/27/31	60,000	47,798

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 23.0% (Continued)
Millicom International Cellular SA(1)	6.25	03/25/29	$11,700	$10,714
Qwest Corp.	7.25	09/15/25	15,000	14,632
Rogers Communications, Inc.(1)	5.25	03/15/82	40,000	36,931
Sable International Finance Ltd.(1)	5.75	09/07/27	35,000	32,737
Telecom Italia Capital SA	6.00	09/30/34	37,000	29,962
Telecom Italia Capital SA	6.38	11/15/33	40,000	33,889
Telecom Italia Capital SA	7.20	07/18/36	50,000	42,997
Telecom Italia Capital SA	7.72	06/04/38	35,000	31,141
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	20,000	11,750
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	15,000	9,015
Telesat Canada/Telesat LLC(1)	6.50	10/15/27	15,000	6,075
United States Cellular Corp.	6.70	12/15/33	25,000	21,710
Viasat, Inc.(1)	5.63	09/15/25	10,000	9,386
Viasat, Inc.(1)	5.63	04/15/27	55,000	49,606
Viavi Solutions, Inc.(1)	3.75	10/01/29	20,000	17,181
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	97,000	80,410
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	55,000	46,476
Vodafone Group PLC	3.25	06/04/81	19,000	16,801
Vodafone Group PLC	4.13	06/04/81	42,000	33,435
Vodafone Group PLC	5.13	06/04/81	40,000	29,124
Vodafone Group PLC	7.00	04/04/79	80,000	82,295
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	60,000	50,595
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	30,000	21,492
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	82,000	50,641
				2,350,181
TOTAL CORPORATE BONDS (Cost – $10,193,814)				9,943,921

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Citibank, New York	4.68	08/01/23	94,400	94,400
TOTAL SHORT-TERM INVESTMENTS (Cost – $94,400)				94,400

TOTAL INVESTMENTS – 98.1% (Cost – $10,288,214)				$10,038,321
OTHER ASSETS LESS LIABILITIES – 1.9%				198,416
NET ASSETS – 100.0%				$10,236,737

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2023, amounts to $8,607,705 and represents 84.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$9,943,921	$–	$9,943,921
Time Deposits	–	94,400	–	94,400
Total Investments	$–	$10,038,321	$–	$10,038,321

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.3%
BIOTECHNOLOGY – 0.2%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$28,000	$15,570

COMMERCIAL SERVICES – 7.1%
AMN Healthcare, Inc.(1)	4.00	04/15/29	20,000	17,780
AMN Healthcare, Inc.(1)	4.63	10/01/27	40,000	37,638
Carriage Services, Inc.(1)	4.25	05/15/29	28,000	24,282
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	68,000	59,335
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	75,000	57,274
Service Corp. International/US	3.38	08/15/30	60,000	50,081
Service Corp. International/US	4.00	05/15/31	53,000	45,230
Service Corp. International/US	4.63	12/15/27	28,000	26,555
Service Corp. International/US	5.13	06/01/29	61,000	58,103
StoneMor, Inc.(1)	8.50	05/15/29	28,000	23,691
Verscend Escrow Corp.(1)	9.75	08/15/26	75,000	75,281
				475,250
HEALTHCARE-PRODUCTS – 11.5%
Avantor Funding, Inc.(1)	3.88	11/01/29	55,000	48,180
Avantor Funding, Inc.(1)	4.63	07/15/28	102,000	94,758
Embecta Corp.(1)	5.00	02/15/30	34,000	28,084
Garden Spinco Corp.(1)	8.63	07/20/30	25,000	27,009
Hologic, Inc.(1)	3.25	02/15/29	65,000	56,934
Hologic, Inc.(1)	4.63	02/01/28	28,000	26,658
Medline Borrower LP(1)	3.88	04/01/29	305,000	267,354
Medline Borrower LP(1)	5.25	10/01/29	175,000	155,414
Teleflex, Inc.(1)	4.25	06/01/28	33,000	30,374
Teleflex, Inc.	4.63	11/15/27	35,000	33,065
				767,830
HEALTHCARE-SERVICES – 51.3%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	28,000	25,925
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	38,000	36,422
AHP Health Partners, Inc.(1)	5.75	07/15/29	20,000	17,432
Air Methods Corp.(1)	8.00	05/15/25	43,000	323
Akumin Escrow, Inc.(1)	7.50	08/01/28	25,000	18,573
Akumin, Inc.(1)	7.00	11/01/25	35,000	30,140
Cano Health LLC(1)	6.25	10/01/28	20,000	12,421
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	38,000	31,743
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	41,000	34,374
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	40,000	37,510
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	40,000	35,332
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	38,000	33,161
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	28,000	25,899
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	73,000	55,392
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	107,000	85,626
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	123,000	109,616
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	61,000	52,224
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	82,000	51,777
CHS/Community Health Systems, Inc.(1)	6.88	04/01/28	53,000	32,633

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 51.3% (Continued)
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	$95,000	$63,073
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	148,000	145,472
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	48,000	46,980
DaVita, Inc.(1)	3.75	02/15/31	102,000	81,674
DaVita, Inc.(1)	4.63	06/01/30	188,000	160,590
Encompass Health Corp.	4.50	02/01/28	60,000	55,793
Encompass Health Corp.	4.63	04/01/31	25,000	22,238
Encompass Health Corp.	4.75	02/01/30	55,000	50,041
Encompass Health Corp.	5.75	09/15/25	22,000	21,963
Fortrea Holdings, Inc.(1)	7.50	07/01/30	40,000	40,930
Global Medical Response, Inc.(1)	6.50	10/01/25	40,000	23,800
HealthEquity, Inc.(1)	4.50	10/01/29	40,000	35,881
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	8.50	05/01/26	25,000	22,648
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	35,000	35,131
IQVIA, Inc.(1)	5.00	10/15/26	73,000	70,957
IQVIA, Inc.(1)	5.00	05/15/27	75,000	72,395
IQVIA, Inc.(1)	6.50	05/15/30	30,000	30,330
Legacy LifePoint Health LLC(1)	4.38	02/15/27	40,000	34,551
Legacy LifePoint Health LLC(1)	6.75	04/15/25	45,000	45,740
LifePoint Health, Inc.(1)	5.38	01/15/29	33,000	23,393
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	35,000	25,085
ModivCare, Inc.(1)	5.88	11/15/25	33,000	30,646
Molina Healthcare, Inc.(1)	3.88	11/15/30	45,000	38,535
Molina Healthcare, Inc.(1)	3.88	05/15/32	54,000	45,097
Molina Healthcare, Inc.(1)	4.38	06/15/28	55,000	50,485
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	28,000	25,308
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	60,000	57,068
Radiology Partners, Inc.(1)	9.25	02/01/28	41,000	15,834
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	85,000	79,807
RP Escrow Issuer LLC(1)	5.25	12/15/25	59,000	40,298
Select Medical Corp.(1)	6.25	08/15/26	81,000	80,383
Surgery Center Holdings, Inc.(1)	10.00	04/15/27	22,000	22,534
Syneos Health, Inc.(1)	3.63	01/15/29	40,000	39,637
Team Health Holdings, Inc.(1)	6.38	02/01/25	48,000	24,537
Tenet Healthcare Corp.	4.25	06/01/29	100,000	89,711
Tenet Healthcare Corp.	4.38	01/15/30	100,000	89,279
Tenet Healthcare Corp.	4.63	06/15/28	40,000	37,062
Tenet Healthcare Corp.	4.88	01/01/26	148,000	143,388
Tenet Healthcare Corp.	5.13	11/01/27	105,000	99,811
Tenet Healthcare Corp.	6.13	10/01/28	170,000	162,093
Tenet Healthcare Corp.	6.13	06/15/30	140,000	136,220
Tenet Healthcare Corp.	6.25	02/01/27	98,000	96,299
Tenet Healthcare Corp.(1)	6.75	05/15/31	75,000	74,592
Tenet Healthcare Corp.	6.88	11/15/31	27,000	27,065
Toledo Hospital	5.33	11/15/28	25,000	20,406
Toledo Hospital	6.02	11/15/48	42,000	28,972
US Acute Care Solutions LLC(1)	6.38	03/01/26	48,000	42,000
				3,432,255

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 24.4%
180 Medical, Inc.(1)	3.88	10/15/29	$35,000	$30,675
AdaptHealth LLC(1)	4.63	08/01/29	35,000	28,722
AdaptHealth LLC(1)	5.13	03/01/30	40,000	33,133
AdaptHealth LLC(1)	6.13	08/01/28	25,000	22,419
Bausch Health Americas, Inc.(1)	9.25	04/01/26	65,000	55,612
Bausch Health Cos, Inc.(1)	4.88	06/01/28	115,000	69,876
Bausch Health Cos, Inc.(1)	5.00	02/15/29	50,000	23,027
Bausch Health Cos, Inc.(1)	5.25	01/30/30	55,000	24,579
Bausch Health Cos, Inc.(1)	5.25	02/15/31	35,000	15,858
Bausch Health Cos, Inc.(1)	5.50	11/01/25	115,000	103,655
Bausch Health Cos, Inc.(1)	5.75	08/15/27	40,000	25,764
Bausch Health Cos, Inc.(1)	6.13	02/01/27	80,000	52,619
Bausch Health Cos, Inc.(1)	6.25	02/15/29	65,000	30,191
Bausch Health Cos, Inc.(1)	9.00	12/15/25	65,000	59,590
Bausch Health Cos, Inc.(1)	11.00	09/30/28	125,000	92,469
Bausch Health Cos, Inc.(1)	14.00	10/15/30	25,000	15,945
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	35,000	31,918
Elanco Animal Health, Inc.	6.65	08/28/28	48,000	47,485
Grifols SA(1)	4.75	10/15/28	48,000	42,126
Horizon Therapeutics USA, Inc.(1)	5.50	08/01/27	40,000	40,450
Jazz Securities DAC(1)	4.38	01/15/29	102,000	90,781
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	04/15/25	25,000	4,969
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	04/15/25	35,000	27,836
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	06/15/29	28,000	4,550
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	11.50	12/15/28	45,000	38,873
Option Care Health, Inc.(1)	4.38	10/31/29	34,000	30,049
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	138,000	123,812
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	140,000	118,807
Owens & Minor, Inc.(1)	4.50	03/31/29	38,000	32,711
Owens & Minor, Inc.(1)	6.63	04/01/30	41,000	37,572
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	33,000	28,516
Perrigo Finance Unlimited Co.	3.90	12/15/24	45,000	43,652
Perrigo Finance Unlimited Co.	4.38	03/15/26	50,000	47,476
Perrigo Finance Unlimited Co.	4.65	06/15/30	50,000	44,844
Perrigo Finance Unlimited Co.	4.90	12/15/44	23,000	17,879
PRA Health Sciences, Inc.(1)	2.88	07/15/26	34,000	31,401
Prestige Brands, Inc.(1)	3.75	04/01/31	42,000	35,318
Prestige Brands, Inc.(1)	5.13	01/15/28	30,000	28,679
				1,633,838
SOFTWARE – 2.8%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	161,000	136,616
Consensus Cloud Solutions, Inc.(1)	6.00	10/15/26	20,000	18,517
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	35,000	30,312
				185,445
TOTAL CORPORATE BONDS (Cost – $6,693,350)				6,510,188

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
JP Morgan Chase, New York	4.68	08/01/23	$23,909	$23,909
TOTAL SHORT-TERM INVESTMENTS (Cost – $23,909)				23,909

TOTAL INVESTMENTS – 97.7% (Cost – $6,717,259)				$6,534,097
OTHER ASSETS LESS LIABILITIES – 2.3%				152,563
NET ASSETS – 100.0%				$6,686,660

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2023, amounts to $5,015,477 and represents 75.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$6,510,188	$–	$6,510,188
Time Deposits	–	23,909	–	23,909
Total Investments	$–	$6,534,097	$–	$6,534,097

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 1.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$35,000	$29,740
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	23,000	19,262
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	75,000	69,397
				118,399
BANKS – 8.4%
Dresdner Funding Trust I(1)	8.15	06/30/31	70,000	74,785
Freedom Mortgage Corp.(1)	6.63	01/15/27	40,000	35,387
Freedom Mortgage Corp.(1)	7.63	05/01/26	40,000	36,673
Freedom Mortgage Corp.(1)	8.13	11/15/24	25,000	24,891
Freedom Mortgage Corp.(1)	8.25	04/15/25	32,000	31,661
Intesa Sanpaolo SpA(1)	4.20	06/01/32	50,000	38,540
Intesa Sanpaolo SpA(1)	4.95	06/01/42	55,000	36,811
Intesa Sanpaolo SpA(1)	5.71	01/15/26	95,000	91,768
Pacific Western Bank	3.25	05/01/31	25,000	21,063
Popular, Inc.	7.25	03/13/28	25,000	25,275
Standard Chartered PLC(1),(2)	7.01	–	50,000	48,067
Texas Capital Bancshares, Inc.	4.00	05/06/31	25,000	20,024
UniCredit SpA(1)	5.46	06/30/35	117,000	102,195
UniCredit SpA(1)	5.86	06/19/32	47,000	43,225
UniCredit SpA(1)	7.30	04/02/34	92,000	89,342
Western Alliance Bancorp.	3.00	06/15/31	40,000	33,007
				752,714
COMMERCIAL SERVICES – 3.7%
Block, Inc.	2.75	06/01/26	70,000	63,791
Block, Inc.	3.50	06/01/31	67,000	56,178
CoreCivic, Inc.	8.25	04/15/26	57,000	57,483
CPI CG, Inc.(1)	8.63	03/15/26	23,000	22,230
GEO Group, Inc.	10.50	06/30/28	20,000	20,079
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	35,000	31,559
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	25,000	20,371
PROG Holdings, Inc.(1)	6.00	11/15/29	40,000	36,237
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	30,000	28,373
				336,301
DIVERSIFIED FINANCIAL SERVICES – 31.9%
Advisor Group Holdings, Inc.(1)	10.75	08/01/27	25,000	25,665
AerCap Holdings NV	5.88	10/10/79	55,000	53,248
AG Issuer LLC(1)	6.25	03/01/28	25,000	24,138
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	50,000	51,607
Ally Financial, Inc.	5.75	11/20/25	75,000	72,771
Ally Financial, Inc.	6.70	02/14/33	30,000	27,950
Aretec Escrow Issuer, Inc.(1)	7.50	04/01/29	25,000	22,619
Armor Holdco, Inc.(1)	8.50	11/15/29	25,000	21,300
Brightsphere Investment Group, Inc.	4.80	07/27/26	25,000	23,981
Burford Capital Global Finance LLC(1)	6.88	04/15/30	50,000	45,537
Burford Capital Global Finance LLC(1)	9.25	07/01/31	25,000	25,281
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	25,000	23,088

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 31.9% (Continued)
Coinbase Global, Inc.(1)	3.38	10/01/28	$65,000	$45,576
Coinbase Global, Inc.(1)	3.63	10/01/31	75,000	47,405
Credit Acceptance Corp.(1)	5.13	12/31/24	25,000	24,520
Credit Acceptance Corp.	6.63	03/15/26	25,000	24,557
Curo Group Holdings Corp.(1)	7.50	08/01/28	65,000	14,869
Enova International, Inc.(1)	8.50	09/15/25	25,000	24,657
GGAM Finance Ltd.(1)	7.75	05/15/26	25,000	25,218
GGAM Finance Ltd.(1)	8.00	06/15/28	40,000	40,584
goeasy Ltd.(1)	4.38	05/01/26	20,000	18,310
goeasy Ltd.(1)	5.38	12/01/24	42,000	40,989
Hightower Holding LLC(1)	6.75	04/15/29	25,000	21,943
Home Point Capital, Inc.(1)	5.00	02/01/26	38,000	35,499
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	43,000	37,766
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	67,000	57,314
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	25,000	21,191
LD Holdings Group LLC(1)	6.13	04/01/28	60,000	38,768
LD Holdings Group LLC(1)	6.50	11/01/25	20,000	16,586
LFS Topco LLC(1)	5.88	10/15/26	25,000	22,345
Macquarie Airfinance Holdings Ltd.(1)	8.38	05/01/28	35,000	35,668
Midcap Financial Issuer Trust(1)	5.63	01/15/30	25,000	20,035
Midcap Financial Issuer Trust(1)	6.50	05/01/28	65,000	57,387
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	50,000	42,180
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	50,000	45,330
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	45,000	38,227
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	42,000	40,176
Navient Corp.	4.88	03/15/28	35,000	30,600
Navient Corp.	5.00	03/15/27	50,000	45,297
Navient Corp.	5.50	03/15/29	50,000	43,273
Navient Corp.	5.63	08/01/33	39,000	29,890
Navient Corp.	5.88	10/25/24	40,000	39,501
Navient Corp.	6.75	06/25/25	30,000	29,693
Navient Corp.	6.75	06/15/26	40,000	39,039
Navient Corp.	9.38	07/25/30	25,000	25,158
NFP Corp.(1)	4.88	08/15/28	60,000	54,048
NFP Corp.(1)	6.88	08/15/28	140,000	124,080
OneMain Finance Corp.	3.50	01/15/27	55,000	47,614
OneMain Finance Corp.	3.88	09/15/28	43,000	35,355
OneMain Finance Corp.	4.00	09/15/30	57,000	44,832
OneMain Finance Corp.	5.38	11/15/29	50,000	43,363
OneMain Finance Corp.	6.63	01/15/28	50,000	47,453
OneMain Finance Corp.	6.88	03/15/25	80,000	79,807
OneMain Finance Corp.	7.13	03/15/26	112,000	111,055
OneMain Finance Corp.	9.00	01/15/29	25,000	25,425
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	25,000	23,438
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	50,000	41,323
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	50,000	47,828
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	25,000	21,171
PHH Mortgage Corp.(1)	7.88	03/15/26	25,000	22,534
PRA Group, Inc.(1)	5.00	10/01/29	22,000	16,730

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 31.9% (Continued)
PRA Group, Inc.(1)	8.38	02/01/28	$45,000	$41,091
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	75,000	66,833
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	45,000	38,402
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	89,000	73,283
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	55,000	43,672
SLM Corp.	3.13	11/02/26	25,000	22,024
SLM Corp.	4.20	10/29/25	40,000	37,605
StoneX Group, Inc.(1)	8.63	06/15/25	25,000	25,217
Synchrony Financial	7.25	02/02/33	50,000	46,922
United Wholesale Mortgage LLC(1)	5.50	11/15/25	50,000	48,117
United Wholesale Mortgage LLC(1)	5.50	04/15/29	45,000	39,602
United Wholesale Mortgage LLC(1)	5.75	06/15/27	38,000	35,593
World Acceptance Corp.(1)	7.00	11/01/26	25,000	21,975
				2,863,128
ELECTRONICS – 0.3%
Likewize Corp.(1)	9.75	10/15/25	25,000	24,165

ENGINEERING & CONSTRUCTION – 0.2%
INNOVATE Corp.(1)	8.50	02/01/26	25,000	19,250

INSURANCE – 14.5%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	50,000	43,158
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	27,000	23,180
Acrisure LLC/Acrisure Finance, Inc.(1)	7.00	11/15/25	97,000	93,759
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	4.25	10/15/27	47,000	42,932
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	5.88	11/01/29	27,000	23,915
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	10/15/27	90,000	85,344
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	04/15/28	90,000	89,628
AmWINS Group, Inc.(1)	4.88	06/30/29	55,000	50,508
Assurant, Inc.	7.00	03/27/48	25,000	24,381
AssuredPartners, Inc.(1)	5.63	01/15/29	30,000	26,215
AssuredPartners, Inc.(1)	7.00	08/15/25	22,000	21,743
BroadStreet Partners, Inc.(1)	5.88	04/15/29	50,000	44,696
Genworth Holdings, Inc.	6.50	06/15/34	20,000	17,581
Global Atlantic Finance Co.(1)	4.70	10/15/51	50,000	36,080
GTCR AP Finance, Inc.(1)	8.00	05/15/27	53,000	52,541
HUB International Ltd.(1)	5.63	12/01/29	30,000	26,803
HUB International Ltd.(1)	7.00	05/01/26	125,000	124,892
HUB International Ltd.(1)	7.25	06/15/30	140,000	142,800
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	50,000	51,046
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	20,000	19,824
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	50,000	40,070
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	75,000	46,726
MGIC Investment Corp.	5.25	08/15/28	45,000	42,886
NMI Holdings, Inc.(1)	7.38	06/01/25	25,000	25,269
Ohio National Financial Services, Inc.(1)	6.80	01/24/30	50,000	46,550
Ryan Specialty LLC(1)	4.38	02/01/30	25,000	22,150
USI, Inc./NY(1)	6.88	05/01/25	43,000	42,867
				1,307,544

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.2%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	$25,000	$19,885

INVESTMENT COMPANIES – 4.5%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	25,000	20,615
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	63,000	57,412
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	50,000	40,611
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75	09/15/24	75,000	72,636
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	100,000	88,286
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	82,000	76,955
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	50,000	47,907
				404,422
PIPELINES – 0.4%
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	35,000	34,901

REAL ESTATE INVESTMENT TRUST (REITS) – 28.9%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	32,000	25,669
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	27,000	23,241
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	4.50	04/01/27	25,000	21,657
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	5.75	05/15/26	93,000	87,342
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	25,000	22,247
Diversified Healthcare Trust	4.38	03/01/31	25,000	18,247
Diversified Healthcare Trust	4.75	02/15/28	50,000	36,717
Diversified Healthcare Trust	9.75	06/15/25	30,000	29,715
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	30,000	23,967
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	65,000	58,775
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	25,000	20,023
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	25,000	24,626
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	54,000	46,780
Iron Mountain, Inc.(1)	4.50	02/15/31	75,000	64,732
Iron Mountain, Inc.(1)	4.88	09/15/27	72,000	67,598
Iron Mountain, Inc.(1)	4.88	09/15/29	70,000	63,204
Iron Mountain, Inc.(1)	5.00	07/15/28	30,000	27,809
Iron Mountain, Inc.(1)	5.25	03/15/28	55,000	51,644
Iron Mountain, Inc.(1)	5.25	07/15/30	90,000	81,441
Iron Mountain, Inc.(1)	5.63	07/15/32	45,000	40,582
Iron Mountain, Inc.(1)	7.00	02/15/29	50,000	50,217
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	35,000	31,520
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	42,000	35,449
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	5.25	10/01/25	31,000	29,746
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	93,000	67,215
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	52,000	41,364
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	90,000	78,982
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	40,000	36,856
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	32,000	24,836
Office Properties Income Trust	2.65	06/15/26	25,000	18,615
Office Properties Income Trust	3.45	10/15/31	43,000	22,644
Office Properties Income Trust	4.50	02/01/25	50,000	44,115

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 28.9% (Continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	$50,000	$43,733
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	50,000	46,170
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.50	06/01/25	45,000	45,259
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	42,000	37,470
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	50,000	47,061
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	20,000	20,319
Rithm Capital Corp.(1)	6.25	10/15/25	37,000	35,224
RLJ Lodging Trust LP(1)	3.75	07/01/26	25,000	23,054
RLJ Lodging Trust LP(1)	4.00	09/15/29	45,000	37,760
SBA Communications Corp.	3.13	02/01/29	100,000	84,400
SBA Communications Corp.	3.88	02/15/27	106,000	97,750
Service Properties Trust	3.95	01/15/28	27,000	21,181
Service Properties Trust	4.35	10/01/24	52,000	49,978
Service Properties Trust	4.38	02/15/30	25,000	18,623
Service Properties Trust	4.50	03/15/25	20,000	18,870
Service Properties Trust	4.75	10/01/26	42,000	36,814
Service Properties Trust	4.95	02/15/27	25,000	21,465
Service Properties Trust	4.95	10/01/29	25,000	19,277
Service Properties Trust	5.25	02/15/26	25,000	22,855
Service Properties Trust	5.50	12/15/27	30,000	26,362
Service Properties Trust	7.50	09/15/25	55,000	54,409
Starwood Property Trust, Inc.(1)	3.63	07/15/26	50,000	44,302
Starwood Property Trust, Inc.(1)	4.38	01/15/27	25,000	22,213
Starwood Property Trust, Inc.	4.75	03/15/25	50,000	48,312
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	50,000	33,113
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	122,000	84,977
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	175,000	174,173
XHR LP(1)	4.88	06/01/29	45,000	39,186
XHR LP(1)	6.38	08/15/25	25,000	24,602
				2,596,487
RETAIL – 0.7%
FirstCash, Inc.(1)	4.63	09/01/28	25,000	22,331
FirstCash, Inc.(1)	5.63	01/01/30	48,000	44,348
				66,679
SOFTWARE – 0.3%
ACI Worldwide, Inc.(1)	5.75	08/15/26	25,000	24,676

TRANSPORTATION – 0.4%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	42,000	37,396

TRUCKING & LEASING – 2.0%
AerCap Global Aviation Trust(1)	6.50	06/15/45	32,000	31,279
Fly Leasing Ltd.(1)	7.00	10/15/24	20,000	17,922
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	75,000	69,424
Fortress Transportation & Infrastructure Investors LLC(1)	6.50	10/01/25	60,000	59,489
				178,114
TOTAL CORPORATE BONDS (Cost – $8,802,508)				8,784,061

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Royal Bank of Canada, Toronto	4.68	08/01/23	$26,536	$26,536
TOTAL SHORT-TERM INVESTMENTS (Cost – $26,536)				26,536

TOTAL INVESTMENTS – 98.0% (Cost – $8,829,044)				$8,810,597
OTHER ASSETS LESS LIABILITIES – 2.0%				177,719
NET ASSETS – 100.0%				$8,988,316

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2023, amounts to $6,087,678 and represents 67.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$8,784,061	$–	$8,784,061
Time Deposits	–	26,536	–	26,536
Total Investments	$–	$8,810,597	$–	$8,810,597

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.6%
CHEMICALS – 1.4%
Methanex Corp.	4.25	12/01/24	$25,000	$24,408
Methanex Corp.	5.13	10/15/27	40,000	37,798
Methanex Corp.	5.25	12/15/29	65,000	59,563
Methanex Corp.	5.65	12/01/44	15,000	12,563
				134,332
OIL & GAS – 49.9%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	50,000	49,665
Antero Resources Corp.(1)	5.38	03/01/30	45,000	41,985
Antero Resources Corp.(1)	7.63	02/01/29	26,000	26,654
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	40,000	36,144
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	40,000	39,160
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	10,000	9,940
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	25,000	31,223
Baytex Energy Corp.(1)	8.50	04/30/30	60,000	60,854
Baytex Energy Corp.(1)	8.75	04/01/27	25,000	25,643
Berry Petroleum Co. LLC(1)	7.00	02/15/26	25,000	23,841
California Resources Corp.(1)	7.13	02/01/26	37,000	37,311
Callon Petroleum Co.	6.38	07/01/26	25,000	24,536
Callon Petroleum Co.(1)	7.50	06/15/30	45,000	43,731
Callon Petroleum Co.(1)	8.00	08/01/28	40,000	40,594
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	25,000	24,060
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	30,000	29,962
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	14,000	14,433
Chesapeake Energy Corp.(1)	5.50	02/01/26	35,000	34,486
Chesapeake Energy Corp.(1)	5.88	02/01/29	35,000	33,504
Chesapeake Energy Corp.(1)	6.75	04/15/29	60,000	59,787
Chord Energy Corp.(1)	6.38	06/01/26	25,000	24,834
Citgo Holding, Inc.(1)	9.25	08/01/24	90,000	90,119
CITGO Petroleum Corp.(1)	6.38	06/15/26	50,000	48,545
CITGO Petroleum Corp.(1)	7.00	06/15/25	75,000	74,177
Civitas Resources, Inc.(1)	5.00	10/15/26	25,000	23,619
Civitas Resources, Inc.(1)	8.38	07/01/28	95,000	97,832
Civitas Resources, Inc.(1)	8.75	07/01/31	95,000	98,444
CNX Resources Corp.(1)	6.00	01/15/29	27,000	25,278
CNX Resources Corp.(1)	7.25	03/14/27	25,000	25,026
CNX Resources Corp.(1)	7.38	01/15/31	34,000	33,743
Comstock Resources, Inc.(1)	5.88	01/15/30	70,000	62,026
Comstock Resources, Inc.(1)	6.75	03/01/29	80,000	74,707
Crescent Energy Finance LLC(1)	7.25	05/01/26	50,000	49,322
Crescent Energy Finance LLC(1)	9.25	02/15/28	45,000	45,814
CrownRock LP/CrownRock Finance, Inc.(1)	5.00	05/01/29	25,000	23,579
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	70,000	69,013
CVR Energy, Inc.(1)	5.25	02/15/25	40,000	38,885
CVR Energy, Inc.(1)	5.75	02/15/28	25,000	22,597
Earthstone Energy Holdings LLC(1)	8.00	04/15/27	35,000	34,668
Earthstone Energy Holdings LLC(1)	9.88	07/15/31	40,000	41,337

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 49.9% (Continued)
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	$52,000	$47,759
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	65,000	63,349
Energean PLC(1)	6.50	04/30/27	25,000	22,906
EnQuest PLC(1)	11.63	11/01/27	15,000	14,169
Global Marine, Inc.	7.00	06/01/28	20,000	17,550
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	38,000	30,306
Gulfport Energy Corp.(1)	8.00	05/17/26	25,000	25,269
Harbour Energy PLC(1)	5.50	10/15/26	30,000	27,965
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	40,000	37,036
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	40,000	37,009
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	35,000	31,827
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	40,000	38,327
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	35,000	31,844
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	45,000	42,842
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	25,000	24,590
Matador Resources Co.	5.88	09/15/26	50,000	48,702
Matador Resources Co.(1)	6.88	04/15/28	35,000	34,815
MEG Energy Corp.(1)	5.88	02/01/29	40,000	38,382
MEG Energy Corp.(1)	7.13	02/01/27	35,000	35,513
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	50,000	46,758
Moss Creek Resources Holdings, Inc.(1)	10.50	05/15/27	26,000	25,454
Murphy Oil Corp.	5.88	12/01/27	35,000	34,651
Murphy Oil Corp.	5.88	12/01/42	25,000	21,381
Murphy Oil Corp.	6.38	07/15/28	35,000	34,878
Murphy Oil Corp.	7.05	05/01/29	10,000	10,174
Nabors Industries Ltd.(1)	7.25	01/15/26	35,000	33,736
Nabors Industries Ltd.(1)	7.50	01/15/28	10,000	9,184
Nabors Industries, Inc.	5.75	02/01/25	35,000	34,332
Nabors Industries, Inc.(1)	7.38	05/15/27	65,000	63,634
Neptune Energy Bondco PLC(1)	6.63	05/15/25	54,000	53,653
Noble Finance II LLC(1)	8.00	04/15/30	40,000	41,186
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	50,000	49,673
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	35,000	35,308
Parkland Corp.(1)	4.50	10/01/29	60,000	53,002
Parkland Corp.(1)	4.63	05/01/30	51,000	44,805
Parkland Corp.(1)	5.88	07/15/27	35,000	34,089
Patterson-UTI Energy, Inc.	3.95	02/01/28	35,000	32,260
Patterson-UTI Energy, Inc.	5.15	11/15/29	25,000	23,225
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	60,000	56,713
PBF Holding Co. LLC/PBF Finance Corp.	7.25	06/15/25	45,000	44,928
PDC Energy, Inc.	5.75	05/15/26	50,000	50,330
Permian Resources Operating LLC(1)	5.88	07/01/29	52,000	49,606
Permian Resources Operating LLC(1)	6.88	04/01/27	25,000	24,797
Permian Resources Operating LLC(1)	7.75	02/15/26	35,000	35,489
Petrofac Ltd.(1)	9.75	11/15/26	40,000	31,045
Precision Drilling Corp.(1)	6.88	01/15/29	50,000	47,194
Range Resources Corp.(1)	4.75	02/15/30	38,000	34,960
Range Resources Corp.	4.88	05/15/25	50,000	49,114

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 49.9% (Continued)
Range Resources Corp.	8.25	01/15/29	$40,000	$41,657
Rockcliff Energy II LLC(1)	5.50	10/15/29	50,000	45,833
Seadrill Finance Ltd.(1)	8.38	08/01/30	35,000	35,756
SM Energy Co.	6.50	07/15/28	25,000	24,461
SM Energy Co.	6.63	01/15/27	25,000	24,611
SM Energy Co.	6.75	09/15/26	50,000	49,171
Southwestern Energy Co.	4.75	02/01/32	75,000	66,709
Southwestern Energy Co.	5.38	02/01/29	55,000	51,990
Southwestern Energy Co.	5.38	03/15/30	85,000	79,606
Southwestern Energy Co.	5.70	01/23/25	25,000	24,866
Southwestern Energy Co.	8.38	09/15/28	15,000	15,597
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	30,000	26,375
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	65,000	58,422
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	65,000	57,689
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	50,000	49,633
Talos Production, Inc.	12.00	01/15/26	45,000	47,126
Tap Rock Resources LLC(1)	7.00	10/01/26	40,000	41,348
Teine Energy Ltd.(1)	6.88	04/15/29	25,000	23,127
Transocean Poseidon Ltd.(1)	6.88	02/01/27	36,563	36,321
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	35,000	36,174
Transocean, Inc.	6.80	03/15/38	45,000	36,000
Transocean, Inc.(1)	7.25	11/01/25	24,000	23,708
Transocean, Inc.(1)	7.50	01/15/26	35,000	34,419
Transocean, Inc.	7.50	04/15/31	25,000	21,884
Transocean, Inc.(1)	8.00	02/01/27	40,000	38,602
Transocean, Inc.(1)	8.75	02/15/30	85,000	88,326
Transocean, Inc.(1)	11.50	01/30/27	40,000	41,991
Valaris Ltd.(1)	8.38	04/30/30	50,000	51,205
Vermilion Energy, Inc.(1)	5.63	03/15/25	23,000	22,576
Vermilion Energy, Inc.(1)	6.88	05/01/30	26,000	24,132
Viper Energy Partners LP(1)	5.38	11/01/27	30,000	28,827
Vital Energy, Inc.(1)	7.75	07/31/29	24,000	20,545
Vital Energy, Inc.	9.50	01/15/25	27,000	26,899
Vital Energy, Inc.	10.13	01/15/28	20,000	20,002
W&T Offshore, Inc.(1)	11.75	02/01/26	25,000	25,554
				4,787,939
OIL & GAS SERVICES – 5.5%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	60,000	56,604
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	35,000	34,156
Bristow Group, Inc.(1)	6.88	03/01/28	25,000	23,697
CGG SA(1)	8.75	04/01/27	30,000	25,391
CSI Compressco LP/CSI Compressco Finance, Inc.(1)	7.50	04/01/25	25,000	24,403
Enerflex Ltd.(1)	9.00	10/15/27	45,000	45,331
Nine Energy Service, Inc.	13.00	02/01/28	20,000	18,073
Oceaneering International, Inc.	4.65	11/15/24	25,000	24,280
Oceaneering International, Inc.	6.00	02/01/28	20,000	18,977
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	50,000	49,597

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 5.5% (Continued)
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	$50,000	$48,213
Weatherford International Ltd.(1)	6.50	09/15/28	25,000	25,028
Weatherford International Ltd.(1)	8.63	04/30/30	109,000	111,816
Welltec International ApS(1)	8.25	10/15/26	20,000	20,292
				525,858
PIPELINES – 40.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	53,000	49,738
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	50,000	48,410
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	40,000	38,500
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	35,000	35,772
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	25,000	24,606
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	35,000	35,132
Buckeye Partners LP	3.95	12/01/26	40,000	36,739
Buckeye Partners LP(1)	4.13	03/01/25	55,000	52,989
Buckeye Partners LP	4.13	12/01/27	25,000	22,649
Buckeye Partners LP(1)	4.50	03/01/28	45,000	40,686
Buckeye Partners LP	5.60	10/15/44	20,000	14,843
Buckeye Partners LP	5.85	11/15/43	25,000	19,358
CNX Midstream Partners LP(1)	4.75	04/15/30	25,000	21,691
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	100,000	91,054
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	5.63	05/01/27	55,000	52,301
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.75	04/01/25	30,000	29,578
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	6.00	02/01/29	45,000	42,454
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	7.38	02/01/31	40,000	39,934
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	8.00	04/01/29	30,000	30,530
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	25,000	23,154
DT Midstream, Inc.(1)	4.13	06/15/29	85,000	75,439
DT Midstream, Inc.(1)	4.38	06/15/31	65,000	56,497
EnLink Midstream LLC	5.38	06/01/29	35,000	33,347
EnLink Midstream LLC(1)	5.63	01/15/28	35,000	34,249
EnLink Midstream LLC(1)	6.50	09/01/30	70,000	70,520
EnLink Midstream Partners LP	4.15	06/01/25	24,000	23,124
EnLink Midstream Partners LP	4.85	07/15/26	35,000	34,045
EnLink Midstream Partners LP	5.05	04/01/45	30,000	23,897
EnLink Midstream Partners LP	5.45	06/01/47	30,000	24,843
EnLink Midstream Partners LP	5.60	04/01/44	25,000	20,596
EQM Midstream Partners LP	4.00	08/01/24	21,000	20,571
EQM Midstream Partners LP	4.13	12/01/26	35,000	32,898
EQM Midstream Partners LP(1)	4.50	01/15/29	50,000	45,738
EQM Midstream Partners LP(1)	4.75	01/15/31	75,000	67,028
EQM Midstream Partners LP	5.50	07/15/28	55,000	52,974
EQM Midstream Partners LP(1)	6.00	07/01/25	26,000	25,837
EQM Midstream Partners LP(1)	6.50	07/01/27	68,000	67,739
EQM Midstream Partners LP	6.50	07/15/48	35,000	32,011
EQM Midstream Partners LP(1)	7.50	06/01/27	35,000	35,553
EQM Midstream Partners LP(1)	7.50	06/01/30	35,000	36,124
Genesis Energy LP/Genesis Energy Finance Corp.	6.25	05/15/26	10,000	9,552

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 40.2% (Continued)
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	$39,000	$38,670
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	45,000	43,805
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	75,000	73,879
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	40,000	39,944
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	25,000	23,462
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	25,000	24,460
Harvest Midstream I LP(1)	7.50	09/01/28	55,000	54,103
Hess Midstream Operations LP(1)	4.25	02/15/30	50,000	43,920
Hess Midstream Operations LP(1)	5.13	06/15/28	40,000	37,851
Hess Midstream Operations LP(1)	5.50	10/15/30	25,000	23,523
Hess Midstream Operations LP(1)	5.63	02/15/26	55,000	54,224
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	5.00	02/01/28	25,000	23,407
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	6.38	04/15/27	35,000	34,894
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	25,000	24,138
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	40,000	40,940
ITT Holdings LLC(1)	6.50	08/01/29	86,000	73,659
Kinetik Holdings LP(1)	5.88	06/15/30	70,000	67,356
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	25,000	24,715
New Fortress Energy, Inc.(1)	6.50	09/30/26	110,000	101,069
New Fortress Energy, Inc.(1)	6.75	09/15/25	85,000	81,046
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	7.50	02/01/26	150,000	148,764
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	10,000	9,800
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	04/15/26	25,000	23,759
Northriver Midstream Finance LP(1)	5.63	02/15/26	35,000	33,481
NuStar Logistics LP	5.63	04/28/27	38,000	36,907
NuStar Logistics LP	5.75	10/01/25	35,000	34,419
NuStar Logistics LP	6.00	06/01/26	45,000	44,328
NuStar Logistics LP	6.38	10/01/30	40,000	38,614
Rockies Express Pipeline LLC(1)	3.60	05/15/25	25,000	23,835
Rockies Express Pipeline LLC(1)	4.80	05/15/30	30,000	26,652
Rockies Express Pipeline LLC(1)	4.95	07/15/29	30,000	27,580
Rockies Express Pipeline LLC(1)	6.88	04/15/40	40,000	36,236
Rockies Express Pipeline LLC(1)	7.50	07/15/38	10,000	9,256
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1),(2)	9.00	10/15/26	67,000	65,906
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	50,000	46,049
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	35,000	33,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	45,000	39,985
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	31,000	27,018
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.50	10/01/25	40,000	40,106
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	15,000	13,192
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	85,000	73,679
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	82,000	66,622
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	95,000	80,669
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	65,000	63,617
Venture Global LNG, Inc.(1)	8.13	06/01/28	155,000	157,684
Venture Global LNG, Inc.(1)	8.38	06/01/31	155,000	157,423
				3,860,546

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 0.4%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	$40,000	$35,198

WATER – 0.2%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	25,000	24,539

TOTAL CORPORATE BONDS (Cost – $9,426,140)				9,368,412

SHORT-TERM INVESTMENTS – 1.8%
TIME DEPOSITS – 1.8%
Citibank, New York	4.68	08/01/23	173,770	173,770
TOTAL SHORT-TERM INVESTMENTS (Cost – $173,770)				173,770

TOTAL INVESTMENTS – 99.4% (Cost – $9,599,910)				$9,542,182
OTHER ASSETS LESS LIABILITIES – 0.6%				57,089
NET ASSETS – 100.0%				$9,599,271

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2023, amounts to $7,019,579 and represents 73.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2023.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$9,368,412	$–	$9,368,412
Time Deposits	–	173,770	–	173,770
Total Investments	$–	$9,542,182	$–	$9,542,182

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.5%
APPAREL – 2.2%
Crocs, Inc.(1)	4.13	08/15/31	$22,000	$17,737
Crocs, Inc.(1)	4.25	03/15/29	40,000	34,055
Hanesbrands, Inc.(1)	4.88	05/15/26	83,000	77,910
Hanesbrands, Inc.(1)	9.00	02/15/31	60,000	61,402
Kontoor Brands, Inc.(1)	4.13	11/15/29	39,000	33,382
Levi Strauss & Co.(1)	3.50	03/01/31	50,000	40,998
Under Armour, Inc.	3.25	06/15/26	55,000	50,475
William Carter Co.(1)	5.63	03/15/27	50,000	48,791
Wolverine World Wide, Inc.(1)	4.00	08/15/29	50,000	39,325
				404,075
AUTO MANUFACTURERS – 14.8%
Allison Transmission, Inc.(1)	3.75	01/30/31	100,000	84,628
Allison Transmission, Inc.(1)	5.88	06/01/29	72,000	69,723
Aston Martin Capital Holdings Ltd.(1)	10.50	11/30/25	105,000	106,278
Ford Holdings LLC	9.30	03/01/30	3,000	3,343
Ford Motor Co.	3.25	02/12/32	152,000	120,313
Ford Motor Co.	4.35	12/08/26	80,000	78,052
Ford Motor Co.	4.75	01/15/43	133,000	104,176
Ford Motor Co.	5.29	12/08/46	73,000	60,403
Ford Motor Co.	6.10	08/19/32	100,000	96,837
Ford Motor Co.	6.63	10/01/28	3,000	3,092
Ford Motor Co.	7.40	11/01/46	2,000	2,096
Ford Motor Co.	7.45	07/16/31	53,000	56,922
Ford Motor Co.	9.63	04/22/30	3,000	3,504
Ford Motor Credit Co. LLC	2.30	02/10/25	65,000	61,007
Ford Motor Credit Co. LLC	2.70	08/10/26	90,000	80,759
Ford Motor Credit Co. LLC	2.90	02/16/28	50,000	43,069
Ford Motor Credit Co. LLC	2.90	02/10/29	76,000	63,531
Ford Motor Credit Co. LLC	3.38	11/13/25	115,000	107,626
Ford Motor Credit Co. LLC	3.63	06/17/31	71,000	58,754
Ford Motor Credit Co. LLC	3.66	09/08/24	20,000	19,403
Ford Motor Credit Co. LLC	3.82	11/02/27	50,000	44,927
Ford Motor Credit Co. LLC	4.00	11/13/30	100,000	85,994
Ford Motor Credit Co. LLC	4.06	11/01/24	110,000	106,855
Ford Motor Credit Co. LLC	4.13	08/04/25	85,000	81,163
Ford Motor Credit Co. LLC	4.13	08/17/27	73,000	66,865
Ford Motor Credit Co. LLC	4.27	01/09/27	50,000	46,721
Ford Motor Credit Co. LLC	4.39	01/08/26	76,000	72,295
Ford Motor Credit Co. LLC	4.54	08/01/26	50,000	47,297
Ford Motor Credit Co. LLC	4.69	06/09/25	65,000	63,066
Ford Motor Credit Co. LLC	4.95	05/28/27	90,000	85,494
Ford Motor Credit Co. LLC	5.11	05/03/29	100,000	93,467
Ford Motor Credit Co. LLC	5.13	06/16/25	90,000	87,710
Ford Motor Credit Co. LLC	6.80	05/12/28	70,000	70,709
Ford Motor Credit Co. LLC	6.95	03/06/26	70,000	70,753
Ford Motor Credit Co. LLC	7.20	06/10/30	35,000	35,920
Ford Motor Credit Co. LLC	7.35	11/04/27	83,000	85,264

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 14.8% (Continued)
Ford Motor Credit Co. LLC	7.35	03/06/30	$75,000	$77,709
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	50,000	44,794
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	47,000	41,635
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	50,000	46,778
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	70,000	70,896
McLaren Finance PLC(1)	7.50	08/01/26	61,000	54,682
				2,704,510
AUTO PARTS & EQUIPMENT – 6.4%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	72,000	69,200
Adient Global Holdings Ltd.(1)	7.00	04/15/28	40,000	40,331
Adient Global Holdings Ltd.(1)	8.25	04/15/31	50,000	51,452
American Axle & Manufacturing, Inc.	5.00	10/01/29	55,000	46,972
American Axle & Manufacturing, Inc.	6.50	04/01/27	50,000	48,718
American Axle & Manufacturing, Inc.	6.88	07/01/28	34,000	32,197
Dana, Inc.	4.25	09/01/30	47,000	40,204
Dana, Inc.	4.50	02/15/32	3,000	2,503
Dana, Inc.	5.38	11/15/27	49,000	46,967
Dana, Inc.	5.63	06/15/28	49,000	46,553
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	50,000	46,043
Goodyear Tire & Rubber Co.	4.88	03/15/27	65,000	62,420
Goodyear Tire & Rubber Co.	5.00	05/31/26	90,000	87,517
Goodyear Tire & Rubber Co.	5.00	07/15/29	75,000	69,241
Goodyear Tire & Rubber Co.	5.25	04/30/31	58,000	52,640
Goodyear Tire & Rubber Co.	5.25	07/15/31	57,000	50,782
Goodyear Tire & Rubber Co.	5.63	04/30/33	34,000	30,479
Goodyear Tire & Rubber Co.	9.50	05/31/25	71,000	72,839
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	55,000	44,429
Wheel Pros, Inc.(1)	6.50	05/15/29	15,000	5,044
ZF North America Capital, Inc.(1)	4.75	04/29/25	100,000	97,325
ZF North America Capital, Inc.(1)	6.88	04/14/28	55,000	55,910
ZF North America Capital, Inc.(1)	7.13	04/14/30	60,000	61,859
				1,161,625
COMMERCIAL SERVICES – 1.1%
Metis Merger Sub LLC(1)	6.50	05/15/29	71,000	60,422
Sabre GLBL, Inc.(1)	7.38	09/01/25	90,000	81,328
Sabre GLBL, Inc.(1)	11.25	12/15/27	35,000	30,986
Upbound Group, Inc.(1)	6.38	02/15/29	40,000	36,738
				209,474
DISTRIBUTION/WHOLESALE – 0.1%
G-III Apparel Group Ltd.(1)	7.88	08/15/25	28,000	27,565

DIVERSIFIED FINANCIAL SERVICES – 0.1%
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	35,000	23,838

ENTERTAINMENT – 20.0%
Affinity Interactive(1)	6.88	12/15/27	50,000	44,288
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	72,000	49,406
Boyne USA, Inc.(1)	4.75	05/15/29	62,000	56,666

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 20.0% (Continued)
Caesars Entertainment, Inc.(1)	4.63	10/15/29	$110,000	$96,935
Caesars Entertainment, Inc.(1)	6.25	07/01/25	322,000	320,537
Caesars Entertainment, Inc.(1)	7.00	02/15/30	183,000	185,005
Caesars Entertainment, Inc.(1)	8.13	07/01/27	146,000	149,880
Caesars Resort Collection LLC/CRC FinCo., Inc.(1)	5.75	07/01/25	94,000	95,034
CCM Merger, Inc.(1)	6.38	05/01/26	2,000	1,950
CDI Escrow Issuer, Inc.(1)	5.75	04/01/30	122,000	113,417
Cedar Fair LP	5.25	07/15/29	50,000	44,889
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	50,000	47,313
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(1)	5.50	05/01/25	95,000	94,115
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	6.50	10/01/28	22,000	21,343
Churchill Downs, Inc.(1)	4.75	01/15/28	65,000	60,143
Churchill Downs, Inc.(1)	5.50	04/01/27	51,000	49,379
Churchill Downs, Inc.(1)	6.75	05/01/31	50,000	48,933
Cinemark USA, Inc.(1)	5.25	07/15/28	71,000	62,176
Cinemark USA, Inc.(1)	5.88	03/15/26	45,000	42,635
Empire Resorts, Inc.(1)	7.75	11/01/26	28,000	22,603
Everi Holdings, Inc.(1)	5.00	07/15/29	39,000	34,355
Golden Entertainment, Inc.(1)	7.63	04/15/26	30,000	30,084
International Game Technology PLC(1)	4.13	04/15/26	65,000	61,702
International Game Technology PLC(1)	5.25	01/15/29	45,000	42,792
International Game Technology PLC(1)	6.25	01/15/27	75,000	74,786
International Game Technology PLC(1)	6.50	02/15/25	75,000	75,180
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	50,000	45,595
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	50,000	44,913
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	83,000	77,175
Live Nation Entertainment, Inc.(1)	4.88	11/01/24	51,000	50,346
Live Nation Entertainment, Inc.(1)	5.63	03/15/26	22,000	21,471
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	117,000	117,723
Merlin Entertainments Ltd.(1)	5.75	06/15/26	73,000	71,085
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	72,000	64,015
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	106,000	98,170
Odeon FinCo. PLC(1)	12.75	11/01/27	50,000	50,015
Ontario Gaming GTA LP(1)	8.00	08/01/30	40,000	40,436
Penn Entertainment, Inc.(1)	4.13	07/01/29	67,000	55,401
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	67,000	50,822
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	67,000	49,523
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	33,000	30,968
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	72,000	59,730
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	50,000	39,045
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	40,000	39,959
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	73,000	64,758
Scientific Games International, Inc.(1)	7.00	05/15/28	67,000	66,819
Scientific Games International, Inc.(1)	7.25	11/15/29	49,000	48,924
Scientific Games International, Inc.(1)	8.63	07/01/25	51,000	52,112
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	67,000	60,360

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 20.0% (Continued)
Six Flags Entertainment Corp.(1)	5.50	04/15/27	$50,000	$47,170
Six Flags Entertainment Corp.(1)	7.25	05/15/31	75,000	71,714
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	28,000	28,094
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	28,000	25,957
Universal Entertainment Corp.(1),(2)	8.75	12/11/24	72,000	72,641
Vail Resorts, Inc.(1)	6.25	05/15/25	55,000	55,197
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	72,000	65,216
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	50,000	50,010
				3,640,910
HOLDING COMPANIES-DIVERS – 0.2%
Benteler International AG(1)	10.50	05/15/28	45,000	45,732

HOME BUILDERS – 0.7%
Forestar Group, Inc.(1)	3.85	05/15/26	53,000	49,251
Thor Industries, Inc.(1)	4.00	10/15/29	50,000	43,014
Winnebago Industries, Inc.(1)	6.25	07/15/28	28,000	27,193
				119,458
INTERNET – 1.2%
GrubHub Holdings, Inc.(1)	5.50	07/01/27	50,000	35,718
Rakuten Group, Inc.(1),(3)	5.13	–	70,000	48,650
Rakuten Group, Inc.(1),(3)	6.25	–	100,000	51,250
Rakuten Group, Inc.(1)	10.25	11/30/24	86,000	85,963
				221,581
LEISURE TIME – 16.7%
Carnival Corp.(1)	4.00	08/01/28	222,000	197,582
Carnival Corp.(1)	5.75	03/01/27	323,000	299,069
Carnival Corp.(1)	6.00	05/01/29	182,000	163,762
Carnival Corp.(1)	7.63	03/01/26	142,000	140,213
Carnival Corp.(1)	9.88	08/01/27	83,000	86,850
Carnival Corp.(1)	10.50	02/01/26	73,000	77,016
Carnival Corp.(1)	10.50	06/01/30	95,000	100,613
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	180,000	196,576
Constellation Merger Sub, Inc.(1)	8.50	09/15/25	35,000	29,492
Life Time, Inc.(1)	5.75	01/15/26	78,000	76,533
Life Time, Inc.(1)	8.00	04/15/26	50,000	50,040
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	50,000	51,678
Lindblad Expeditions LLC(1)	6.75	02/15/27	3,000	2,891
NCL Corp. Ltd.(1)	3.63	12/15/24	34,000	32,683
NCL Corp. Ltd.(1)	5.88	03/15/26	137,000	129,761
NCL Corp. Ltd.(1)	5.88	02/15/27	90,000	87,726
NCL Corp. Ltd.(1)	7.75	02/15/29	65,000	62,306
NCL Corp. Ltd.(1)	8.38	02/01/28	71,000	74,083
NCL Finance Ltd.(1)	6.13	03/15/28	37,000	33,703
Royal Caribbean Cruises Ltd.	3.70	03/15/28	50,000	43,670
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	50,000	46,520
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	102,000	97,076
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	100,000	95,994

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 16.7% (Continued)
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	$137,000	$129,248
Royal Caribbean Cruises Ltd.(1)	7.25	01/15/30	65,000	65,761
Royal Caribbean Cruises Ltd.	7.50	10/15/27	2,000	2,037
Royal Caribbean Cruises Ltd.(1)	8.25	01/15/29	40,000	41,812
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	145,000	154,502
Royal Caribbean Cruises Ltd.(1)	11.50	06/01/25	74,000	78,464
Royal Caribbean Cruises Ltd.(1)	11.63	08/15/27	100,000	109,282
Viking Cruises Ltd.(1)	5.88	09/15/27	100,000	93,599
Viking Cruises Ltd.(1)	7.00	02/15/29	50,000	47,170
Viking Cruises Ltd.(1)	9.13	07/15/31	70,000	72,037
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	32,000	29,796
VOC Escrow Ltd.(1)	5.00	02/15/28	50,000	46,503
				3,046,048
LODGING – 11.9%
Boyd Gaming Corp.	4.75	12/01/27	90,000	84,929
Boyd Gaming Corp.(1)	4.75	06/15/31	88,000	78,820
Full House Resorts, Inc.(1)	8.25	02/15/28	33,000	30,474
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	50,000	44,832
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	137,000	115,087
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	75,000	66,890
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	102,000	89,062
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	90,000	84,457
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	40,000	39,727
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	47,000	46,329
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	4.88	07/01/31	50,000	42,786
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	5.00	06/01/29	73,000	65,312
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	65,000	62,868
Las Vegas Sands Corp.	2.90	06/25/25	45,000	42,357
Las Vegas Sands Corp.	3.20	08/08/24	165,000	160,268
Las Vegas Sands Corp.	3.50	08/18/26	95,000	88,881
Las Vegas Sands Corp.	3.90	08/08/29	67,000	60,135
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	82,000	71,161
MGM Resorts International	4.63	09/01/26	50,000	47,473
MGM Resorts International	4.75	10/15/28	50,000	46,205
MGM Resorts International	5.50	04/15/27	83,000	80,039
MGM Resorts International	5.75	06/15/25	50,000	49,495
MGM Resorts International	6.75	05/01/25	67,000	67,349
Station Casinos LLC(1)	4.50	02/15/28	66,000	59,926
Station Casinos LLC(1)	4.63	12/01/31	50,000	42,295
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(1)	5.88	05/15/25	2,000	1,922
Travel + Leisure Co.(1)	4.50	12/01/29	50,000	43,013
Travel + Leisure Co.(1)	4.63	03/01/30	22,000	19,016
Travel + Leisure Co.(1)	6.63	07/31/26	147,000	146,462
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	50,000	45,805
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	83,000	78,961
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	167,000	164,005
				2,166,341

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURER – 0.3%
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	$50,000	$49,423

REAL ESTATE – 3.6%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	61,000	55,984
Five Point Operating Co. LP/Five Point Capital Corp.(1)	7.88	11/15/25	61,000	57,725
Greystar Real Estate Partners LLC(1)	5.75	12/01/25	56,000	55,115
Howard Hughes Corp.(1)	4.13	02/01/29	52,000	44,000
Howard Hughes Corp.(1)	4.38	02/01/31	60,000	49,421
Howard Hughes Corp.(1)	5.38	08/01/28	77,000	70,733
Hunt Cos, Inc.(1)	5.25	04/15/29	61,000	48,465
Kennedy-Wilson, Inc.	4.75	03/01/29	34,000	27,750
Kennedy-Wilson, Inc.	4.75	02/01/30	128,000	100,015
Kennedy-Wilson, Inc.	5.00	03/01/31	10,000	7,761
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	95,000	68,563
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	83,000	61,505
				647,037
RETAIL – 17.7%
Abercrombie & Fitch Management Co.(1)	8.75	07/15/25	28,000	28,429
Academy Ltd.(1)	6.00	11/15/27	28,000	27,081
Asbury Automotive Group, Inc.	4.50	03/01/28	50,000	45,804
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	100,000	88,560
Asbury Automotive Group, Inc.	4.75	03/01/30	10,000	8,841
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	51,000	44,493
At Home Group, Inc.(1)	4.88	07/15/28	22,000	12,511
Bath & Body Works, Inc.	5.25	02/01/28	77,000	73,430
Bath & Body Works, Inc.(1)	6.63	10/01/30	92,000	88,990
Bath & Body Works, Inc.	6.75	07/01/36	50,000	45,517
Bath & Body Works, Inc.	6.88	11/01/35	95,000	88,253
Bath & Body Works, Inc.	6.95	03/01/33	40,000	36,230
Bath & Body Works, Inc.	7.50	06/15/29	65,000	65,885
Carvana Co.(1)	4.88	09/01/29	51,000	31,677
Carvana Co.(1)	5.50	04/15/27	65,000	47,706
Carvana Co.(1)	5.63	10/01/25	30,000	26,920
Carvana Co.(1)	5.88	10/01/28	31,000	18,823
Carvana Co.(1)	10.25	05/01/30	335,000	273,025
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	46,000	47,999
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	88,000	76,854
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	122,000	104,821
Foot Locker, Inc.(1)	4.00	10/01/29	34,000	26,465
Gap, Inc.(1)	3.63	10/01/29	67,000	50,049
Gap, Inc.(1)	3.88	10/01/31	67,000	47,973
Group 1 Automotive, Inc.(1)	4.00	08/15/28	72,000	63,831
Guitar Center, Inc.(1)	8.50	01/15/26	50,000	46,056
Ken Garff Automotive LLC(1)	4.88	09/15/28	38,000	33,329
Kohl’s Corp.	4.25	07/17/25	25,000	23,450
Kohl’s Corp.	4.63	05/01/31	52,000	38,441
Kohl’s Corp.	5.55	07/17/45	44,000	28,270
LCM Investments Holdings II LLC(1)	4.88	05/01/29	95,000	82,972

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 17.7% (Continued)
LCM Investments Holdings II LLC(1)	8.25	08/01/31	$45,000	$45,754
Lithia Motors, Inc.(1)	3.88	06/01/29	97,000	83,629
Lithia Motors, Inc.(1)	4.38	01/15/31	50,000	43,023
Lithia Motors, Inc.(1)	4.63	12/15/27	10,000	9,266
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	78,000	73,218
Macy’s Retail Holdings LLC	4.50	12/15/34	60,000	43,827
Macy’s Retail Holdings LLC	5.13	01/15/42	23,000	15,891
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	75,000	69,748
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	50,000	44,667
Michaels Cos, Inc.(1)	5.25	05/01/28	83,000	70,655
Michaels Cos, Inc.(1)	7.88	05/01/29	107,000	76,370
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	100,000	93,579
Nordstrom, Inc.	4.00	03/15/27	66,000	59,883
Nordstrom, Inc.	4.25	08/01/31	40,000	31,580
Nordstrom, Inc.	4.38	04/01/30	22,000	18,579
Nordstrom, Inc.	5.00	01/15/44	84,000	57,304
Nordstrom, Inc.	6.95	03/15/28	28,000	27,782
Penske Automotive Group, Inc.	3.50	09/01/25	50,000	47,737
Penske Automotive Group, Inc.	3.75	06/15/29	50,000	43,291
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	112,000	102,811
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	105,000	102,518
QVC, Inc.	4.38	09/01/28	50,000	28,446
QVC, Inc.	4.45	02/15/25	50,000	42,588
QVC, Inc.	4.75	02/15/27	68,000	44,105
QVC, Inc.	5.45	08/15/34	28,000	13,753
QVC, Inc.	5.95	03/15/43	22,000	10,853
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	62,000	61,672
Sonic Automotive, Inc.(1)	4.63	11/15/29	60,000	51,459
Sonic Automotive, Inc.(1)	4.88	11/15/31	50,000	41,553
Victoria’s Secret & Co.(1)	4.63	07/15/29	60,000	45,092
				3,223,318
SOFTWARE – 0.2%
CWT Travel Group, Inc.(1)	8.50	11/19/26	61,000	29,585

TEXTILES – 0.3%
Eagle Intermediate Global Holding BV/Eagle US Finance LLC(1)	7.50	05/01/25	71,000	47,304

TOTAL CORPORATE BONDS (Cost – $17,581,252)				17,767,824

SHORT-TERM INVESTMENTS – 1.4%
TIME DEPOSITS – 1.4%
Citibank, New York	4.68	08/01/23	247,511	247,511
TOTAL SHORT-TERM INVESTMENTS (Cost – $247,511)				247,511

TOTAL INVESTMENTS – 98.9% (Cost – $17,828,763)				$18,015,335
OTHER ASSETS LESS LIABILITIES – 1.1%				192,529
NET ASSETS – 100.0%				$18,207,864

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2023, amounts to $12,671,575 and represents 69.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2023.
(3)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$17,767,824	$–	$17,767,824
Time Deposits	–	247,511	–	247,511
Total Investments	$–	$18,015,335	$–	$18,015,335

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
AGRICULTURE – 2.8%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$38,000	$36,994
Darling Ingredients, Inc.(1)	6.00	06/15/30	62,000	61,124
Turning Point Brands, Inc.(1)	5.63	02/15/26	20,000	18,679
Vector Group Ltd.(1)	5.75	02/01/29	55,000	47,848
Vector Group Ltd.(1)	10.50	11/01/26	39,000	39,038
				203,683
BEVERAGES – 1.1%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	47,000	41,314
Triton Water Holdings, Inc.(1)	6.25	04/01/29	47,000	39,757
				81,071
BUILDING MATERIALS – 0.4%
Victors Merger Corp.(1)	6.38	05/15/29	39,000	27,619

CHEMICALS – 0.5%
Cerdia Finanz GmbH(1)	10.50	02/15/27	40,000	39,501

COMMERCIAL SERVICES – 0.3%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	22,000	20,659

COSMETICS/PERSONAL CARE – 3.5%
Coty, Inc.(1)	5.00	04/15/26	60,000	57,951
Coty, Inc.(1)	6.50	04/15/26	30,000	29,786
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	35,000	32,495
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	50,000	50,483
Edgewell Personal Care Co.(1)	4.13	04/01/29	38,000	33,278
Edgewell Personal Care Co.(1)	5.50	06/01/28	42,000	39,837
Oriflame Investment Holding PLC(1)	5.13	05/04/26	40,000	14,534
				258,364
ELECTRIC – 28.0%
Algonquin Power & Utilities Corp.	4.75	01/18/82	47,000	37,969
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	27,000	24,479
Calpine Corp.(1)	3.75	03/01/31	61,000	50,055
Calpine Corp.(1)	4.50	02/15/28	81,000	74,432
Calpine Corp.(1)	4.63	02/01/29	40,000	34,478
Calpine Corp.(1)	5.00	02/01/31	60,000	50,558
Calpine Corp.(1)	5.13	03/15/28	90,000	81,715
Calpine Corp.(1)	5.25	06/01/26	27,000	26,243
Clearway Energy Operating LLC(1)	3.75	02/15/31	60,000	49,782
Clearway Energy Operating LLC(1)	3.75	01/15/32	21,000	17,183
Clearway Energy Operating LLC(1)	4.75	03/15/28	60,000	55,723
DPL, Inc.	4.13	07/01/25	37,000	35,515
DPL, Inc.	4.35	04/15/29	17,000	14,988
Drax FinCo. PLC(1)	6.63	11/01/25	33,000	32,481
Edison International	8.13	06/15/53	35,000	35,922
Electricite de France SA(1),(2)	9.13	–	100,000	105,375
Emera, Inc.	6.75	06/15/76	80,000	78,097
FirstEnergy Corp.	1.60	01/15/26	25,000	22,741

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 28.0% (Continued)
FirstEnergy Corp.	2.05	03/01/25	$15,000	$14,180
FirstEnergy Corp.	2.25	09/01/30	25,000	20,147
FirstEnergy Corp.	2.65	03/01/30	40,000	33,746
FirstEnergy Corp.	3.40	03/01/50	55,000	37,625
FirstEnergy Corp.	4.15	07/15/27	107,000	101,457
FirstEnergy Corp.	5.10	07/15/47	42,000	38,123
FirstEnergy Corp.	7.38	11/15/31	30,000	33,627
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	21,000	18,611
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	38,000	35,392
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	39,000	36,571
NRG Energy, Inc.(1)	3.38	02/15/29	41,000	33,886
NRG Energy, Inc.(1)	3.63	02/15/31	62,000	48,712
NRG Energy, Inc.(1)	3.88	02/15/32	70,000	54,232
NRG Energy, Inc.(1)	5.25	06/15/29	42,000	37,943
NRG Energy, Inc.	5.75	01/15/28	85,000	81,041
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	41,000	37,291
PG&E Corp.	5.00	07/01/28	67,000	62,055
PG&E Corp.	5.25	07/01/30	67,000	60,233
Talen Energy Supply LLC(1)	8.63	06/01/30	80,000	83,115
TransAlta Corp.	6.50	03/15/40	20,000	19,244
TransAlta Corp.	7.75	11/15/29	27,000	28,043
Vistra Operations Co. LLC(1)	4.38	05/01/29	91,000	80,424
Vistra Operations Co. LLC(1)	5.00	07/31/27	82,000	77,340
Vistra Operations Co. LLC(1)	5.50	09/01/26	72,000	69,695
Vistra Operations Co. LLC(1)	5.63	02/15/27	82,000	79,377
				2,049,846
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	53,000	45,993
Energizer Holdings, Inc.(1)	4.75	06/15/28	40,000	35,966
Energizer Holdings, Inc.(1)	6.50	12/31/27	15,000	14,592
				96,551
ENERGY-ALTERNATE SOURCES – 1.9%
Sunnova Energy Corp.(1)	5.88	09/01/26	27,000	24,270
TerraForm Power Operating LLC(1)	4.75	01/15/30	42,000	37,100
TerraForm Power Operating LLC(1)	5.00	01/31/28	47,000	43,669
Topaz Solar Farms LLC(1)	5.75	09/30/39	39,248	37,909
				142,948
FOOD – 24.4%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	58,000	53,963
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	93,000	81,066
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	98,000	92,958
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	62,000	56,945
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	42,000	40,936
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	50,000	49,849
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	40,000	40,753
Aragvi Finance International DAC(1)	8.45	04/29/26	38,000	26,300
B&G Foods, Inc.	5.25	04/01/25	56,000	53,402

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 24.4% (Continued)
B&G Foods, Inc.	5.25	09/15/27	$39,000	$33,680
C&S Group Enterprises LLC(1)	5.00	12/15/28	22,000	17,073
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	22,000	20,040
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.50	04/15/25	39,000	38,943
FAGE International SA/FAGE USA Dairy Industry, Inc.(1)	5.63	08/15/26	20,000	18,864
H-Food Holdings LLC/Hearthside Finance Co., Inc.(1)	8.50	06/01/26	20,000	7,725
Ingles Markets, Inc.(1)	4.00	06/15/31	21,000	17,799
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	75,000	66,259
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	45,000	39,558
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	22,000	20,918
Performance Food Group, Inc.(1)	4.25	08/01/29	62,000	55,132
Performance Food Group, Inc.(1)	5.50	10/15/27	92,000	89,175
Pilgrim’s Pride Corp.	3.50	03/01/32	60,000	48,492
Pilgrim’s Pride Corp.	4.25	04/15/31	65,000	56,283
Pilgrim’s Pride Corp.(1)	5.88	09/30/27	55,000	54,450
Pilgrim’s Pride Corp.	6.25	07/01/33	65,000	64,628
Post Holdings, Inc.(1)	4.50	09/15/31	76,000	64,774
Post Holdings, Inc.(1)	4.63	04/15/30	98,000	86,448
Post Holdings, Inc.(1)	5.50	12/15/29	80,000	74,366
Post Holdings, Inc.(1)	5.63	01/15/28	67,000	64,805
Post Holdings, Inc.(1)	5.75	03/01/27	26,000	25,503
Safeway, Inc.	7.25	02/01/31	20,000	20,847
SEG Holding LLC/SEG Finance Corp.(1)	5.63	10/15/28	20,000	18,926
Sigma Holdco BV(1)	7.88	05/15/26	37,000	32,405
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	55,000	45,979
TreeHouse Foods, Inc.	4.00	09/01/28	33,000	28,847
United Natural Foods, Inc.(1)	6.75	10/15/28	33,000	27,523
US Foods, Inc.(1)	4.63	06/01/30	38,000	34,213
US Foods, Inc.(1)	4.75	02/15/29	55,000	50,636
US Foods, Inc.(1)	6.25	04/15/25	67,000	67,229
				1,787,692
GAS – 2.1%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	46,000	44,682
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	38,000	34,746
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	42,000	39,638
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	35,000	35,720
				154,786
HOME FURNISHINGS – 1.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	55,000	44,565
Tempur Sealy International, Inc.(1)	4.00	04/15/29	52,000	45,125
				89,690
HOUSEHOLD PRODUCTS/WARES – 3.1%
ACCO Brands Corp.(1)	4.25	03/15/29	40,000	34,170
Central Garden & Pet Co.	4.13	10/15/30	38,000	32,341
Central Garden & Pet Co.(1)	4.13	04/30/31	22,000	18,386
Central Garden & Pet Co.	5.13	02/01/28	20,000	18,969

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 3.1% (Continued)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	$32,000	$29,790
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	35,000	30,847
Spectrum Brands, Inc.(1)	3.88	03/15/31	33,000	27,247
Spectrum Brands, Inc.(1)	5.00	10/01/29	20,000	18,021
Spectrum Brands, Inc.(1)	5.50	07/15/30	20,000	18,285
				228,056
HOUSEWARES – 5.9%
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	47,000	44,416
Newell Brands, Inc.	4.70	04/01/26	128,000	121,617
Newell Brands, Inc.	4.88	06/01/25	33,000	31,961
Newell Brands, Inc.	5.88	04/01/36	27,000	23,492
Newell Brands, Inc.	6.00	04/01/46	45,000	36,517
Newell Brands, Inc.	6.38	09/15/27	34,000	33,533
Newell Brands, Inc.	6.63	09/15/29	33,000	33,026
Scotts Miracle-Gro Co.	4.00	04/01/31	25,000	20,328
Scotts Miracle-Gro Co.	4.38	02/01/32	30,000	24,328
Scotts Miracle-Gro Co.	4.50	10/15/29	45,000	39,532
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	40,000	24,756
				433,506
LEISURE TIME – 0.8%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	34,000	27,854
Vista Outdoor, Inc.(1)	4.50	03/15/29	33,000	28,099
				55,953
PHARMACEUTICALS – 1.7%
BellRing Brands, Inc.(1)	7.00	03/15/30	55,000	55,257
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	41,000	39,000
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	40,000	30,448
				124,705
RETAIL – 18.7%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	48,000	42,224
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	102,000	93,506
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	193,000	166,029
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	52,000	48,095
1011778 BC ULC/New Red Finance, Inc.(1)	5.75	04/15/25	33,000	32,827
99 Escrow Issuer, Inc.(1)	7.50	01/15/26	20,000	7,850
Arko Corp.(1)	5.13	11/15/29	27,000	22,470
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	20,000	18,170
Brinker International, Inc.(1)	5.00	10/01/24	21,000	20,712
Brinker International, Inc.(1)	8.25	07/15/30	25,000	25,160
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	20,000	16,891
CEC Entertainment LLC(1)	6.75	05/01/26	42,000	40,426
Dave & Buster’s, Inc.(1)	7.63	11/01/25	27,000	27,304
eG Global Finance PLC(1)	6.75	02/07/25	49,000	48,330
eG Global Finance PLC(1)	8.50	10/30/25	37,000	36,683
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	40,000	37,702
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	54,000	46,506
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	21,000	13,843

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 18.7% (Continued)
IRB Holding Corp.(1)	7.00	06/15/25	$47,000	$47,277
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	48,000	46,430
Marks & Spencer PLC(1)	7.13	12/01/37	20,000	18,904
Murphy Oil USA, Inc.(1)	3.75	02/15/31	27,000	22,941
Murphy Oil USA, Inc.	4.75	09/15/29	40,000	36,727
Murphy Oil USA, Inc.	5.63	05/01/27	20,000	19,513
Papa John’s International, Inc.(1)	3.88	09/15/29	32,000	27,381
Rite Aid Corp.(1)	8.00	11/15/26	80,000	40,089
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	25,000	24,655
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	42,000	35,884
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	25,000	24,516
Yum! Brands, Inc.	3.63	03/15/31	73,000	62,639
Yum! Brands, Inc.	4.63	01/31/32	73,000	66,194
Yum! Brands, Inc.(1)	4.75	01/15/30	54,000	50,418
Yum! Brands, Inc.	5.35	11/01/43	30,000	27,010
Yum! Brands, Inc.	5.38	04/01/32	65,000	61,590
Yum! Brands, Inc.	6.88	11/15/37	10,000	10,721
				1,367,617
TOTAL CORPORATE BONDS (Cost – $7,353,582)				7,162,247

SHORT-TERM INVESTMENTS – 1.7%
TIME DEPOSITS – 1.7%
ANZ National Bank, London	4.68	08/01/23	127,765	127,765
TOTAL SHORT-TERM INVESTMENTS (Cost – $127,765)				127,765

TOTAL INVESTMENTS – 99.4% (Cost – $7,481,347)				$7,290,012
OTHER ASSETS LESS LIABILITIES – 0.6%				41,852
NET ASSETS – 100.0%				$7,331,864

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2023, amounts to $5,257,695 and represents 71.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$7,162,247	$–	$7,162,247
Time Deposits	–	127,765	–	127,765
Total Investments	$–	$7,290,012	$–	$7,290,012

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.5%
ADVERTISING – 1.2%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$25,000	$21,777
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	45,000	41,365
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	10,000	8,497
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	15,000	12,563
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	25,000	23,132
Stagwell Global LLC(1)	5.63	08/15/29	25,000	21,300
Summer BC Bidco B LLC(1)	5.50	10/31/26	10,000	8,557
				137,191
AEROSPACE/DEFENSE – 3.7%
Bombardier, Inc.(1)	6.00	02/15/28	30,000	28,238
Bombardier, Inc.(1)	7.13	06/15/26	25,000	24,825
Bombardier, Inc.(1)	7.50	03/15/25	11,000	11,077
Bombardier, Inc.(1)	7.50	02/01/29	25,000	24,791
Bombardier, Inc.(1)	7.88	04/15/27	50,000	49,887
Spirit AeroSystems, Inc.(1)	7.50	04/15/25	35,000	35,023
TransDigm, Inc.	4.63	01/15/29	25,000	22,342
TransDigm, Inc.	4.88	05/01/29	20,000	18,016
TransDigm, Inc.	5.50	11/15/27	50,000	47,438
TransDigm, Inc.(1)	6.25	03/15/26	70,000	69,686
TransDigm, Inc.	6.38	06/15/26	15,000	14,860
TransDigm, Inc.(1)	6.75	08/15/28	25,000	25,106
TransDigm, Inc.	7.50	03/15/27	25,000	25,013
Triumph Group, Inc.(1)	9.00	03/15/28	30,000	30,852
				427,154
AIRLINES – 1.0%
American Airlines, Inc.(1)	7.25	02/15/28	20,000	19,874
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	35,000	33,070
United Airlines Holdings, Inc.	4.88	01/15/25	10,000	9,755
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	30,000	25,435
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	10,000	9,284
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	15,000	14,344
				111,762
APPAREL – 0.5%
Crocs, Inc.(1)	4.13	08/15/31	15,000	12,093
Hanesbrands, Inc.(1)	4.88	05/15/26	20,000	18,773
Hanesbrands, Inc.(1)	9.00	02/15/31	15,000	15,351
Wolverine World Wide, Inc.(1)	4.00	08/15/29	15,000	11,798
				58,015
AUTO MANUFACTURERS – 0.8%
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	10,000	9,356
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	50,000	50,640
JB Poindexter & Co., Inc.(1)	7.13	04/15/26	15,000	14,822
Wabash National Corp.(1)	4.50	10/15/28	20,000	16,875
				91,693

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 1.9%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	$25,000	$24,028
Adient Global Holdings Ltd.(1)	8.25	04/15/31	10,000	10,290
American Axle & Manufacturing, Inc.	5.00	10/01/29	20,000	17,081
American Axle & Manufacturing, Inc.	6.50	04/01/27	15,000	14,616
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	30,000	30,005
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	20,000	20,107
Goodyear Tire & Rubber Co.	4.88	03/15/27	10,000	9,603
Goodyear Tire & Rubber Co.	5.00	05/31/26	25,000	24,310
Goodyear Tire & Rubber Co.	5.25	04/30/31	15,000	13,614
Goodyear Tire & Rubber Co.	5.25	07/15/31	20,000	17,818
Goodyear Tire & Rubber Co.	5.63	04/30/33	10,000	8,964
Goodyear Tire & Rubber Co.	9.50	05/31/25	25,000	25,648
				216,084
BANKS – 0.5%
Freedom Mortgage Corp.(1)	6.63	01/15/27	20,000	17,694
Freedom Mortgage Corp.(1)	7.63	05/01/26	25,000	22,920
Freedom Mortgage Corp.(1)	8.13	11/15/24	15,000	14,935
				55,549
BEVERAGES – 0.2%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	20,000	17,580

BUILDING MATERIALS – 0.9%
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	20,000	19,535
Eco Material Technologies, Inc.(1)	7.88	01/31/27	15,000	14,344
Griffon Corp.	5.75	03/01/28	30,000	28,264
JELD-WEN, Inc.(1)	4.63	12/15/25	4,000	3,913
JELD-WEN, Inc.(1)	4.88	12/15/27	10,000	8,985
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	5,000	4,231
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	15,000	13,965
PGT Innovations, Inc.(1)	4.38	10/01/29	15,000	13,931
				107,168
CHEMICALS – 2.9%
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	25,000	18,659
Axalta Coating Systems LLC(1)	3.38	02/15/29	15,000	12,851
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	15,000	14,320
Cerdia Finanz GmbH(1)	10.50	02/15/27	20,000	19,750
Cornerstone Chemical Co.(1)	10.25	09/01/27	10,000	8,766
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	15,000	13,560
GPD Cos, Inc.(1)	10.13	04/01/26	15,000	13,954
Mativ Holdings, Inc.(1)	6.88	10/01/26	10,000	8,720
Olympus Water US Holding Corp.(1)	4.25	10/01/28	20,000	16,050
Olympus Water US Holding Corp.(1)	9.75	11/15/28	50,000	48,438
Rain CII Carbon LLC/CII Carbon Corp.(1)	7.25	04/01/25	20,000	19,924
Rayonier AM Products, Inc.(1)	7.63	01/15/26	10,000	8,933
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	30,000	26,881
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	20,000	18,404
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	15,000	11,907
Tronox, Inc.(1)	4.63	03/15/29	30,000	24,896

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.9% (Continued)
Valvoline, Inc.(1)	3.63	06/15/31	$10,000	$8,244
Valvoline, Inc.(1)	4.25	02/15/30	15,000	14,770
WR Grace Holdings LLC(1)	5.63	08/15/29	30,000	25,350
				334,377
COMMERCIAL SERVICES – 5.4%
Albion Financing 2Sarl(1)	8.75	04/15/27	15,000	13,973
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	50,000	47,792
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	45,000	38,298
APi Group DE, Inc.(1)	4.13	07/15/29	15,000	13,017
APX Group, Inc.(1)	5.75	07/15/29	20,000	17,384
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	25,000	23,286
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	25,000	24,188
Carriage Services, Inc.(1)	4.25	05/15/29	10,000	8,672
CoreLogic, Inc.(1)	4.50	05/01/28	20,000	16,474
Garda World Security Corp.(1)	4.63	02/15/27	15,000	13,871
Herc Holdings, Inc.(1)	5.50	07/15/27	35,000	33,665
Hertz Corp.(1)	4.63	12/01/26	15,000	13,565
Hertz Corp.(1)	5.00	12/01/29	25,000	20,677
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	10,000	9,390
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	15,000	13,525
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	25,000	21,814
Neptune Bidco US, Inc.(1)	9.29	04/15/29	50,000	46,057
NESCO Holdings II, Inc.(1)	5.50	04/15/29	20,000	18,210
Nielsen Finance LLC/Nielsen Finance Co.(1)	4.75	07/15/31	25,000	13,634
Nielsen Finance LLC/Nielsen Finance Co.(1)	5.63	10/01/28	30,000	13,217
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	20,000	16,297
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	35,000	32,982
PROG Holdings, Inc.(1)	6.00	11/15/29	20,000	18,119
Sabre GLBL, Inc.(1)	7.38	09/01/25	25,000	22,591
Sabre GLBL, Inc.(1)	11.25	12/15/27	10,000	8,853
Sotheby’s(1)	7.38	10/15/27	30,000	26,613
StoneMor, Inc.(1)	8.50	05/15/29	10,000	8,461
Upbound Group, Inc.(1)	6.38	02/15/29	5,000	4,592
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	25,000	23,284
Williams Scotsman International, Inc.(1)	4.63	08/15/28	15,000	13,811
Williams Scotsman International, Inc.(1)	6.13	06/15/25	10,000	9,945
WW International, Inc.(1)	4.50	04/15/29	15,000	10,664
ZipRecruiter, Inc.(1)	5.00	01/15/30	15,000	12,801
				629,722
COMPUTERS – 0.8%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	15,000	12,617
NCR Corp.(1)	5.00	10/01/28	25,000	22,637
NCR Corp.(1)	5.13	04/15/29	40,000	35,806
NCR Corp.(1)	5.25	10/01/30	15,000	13,371
Presidio Holdings, Inc.(1)	4.88	02/01/27	15,000	14,196
				98,627

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COSMETICS/PERSONAL CARE – 0.2%
Coty, Inc.(1)	6.50	04/15/26	$20,000	$19,857
Oriflame Investment Holding PLC(1)	5.13	05/04/26	15,000	5,451
				25,308
DISTRIBUTION/WHOLESALE – 0.6%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	10,000	8,694
G-III Apparel Group Ltd.(1)	7.88	08/15/25	10,000	9,845
H&E Equipment Services, Inc.(1)	3.88	12/15/28	30,000	26,395
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	20,000	20,869
				65,803
DIVERSIFIED FINANCIAL SERVICES – 1.7%
AG Issuer LLC(1)	6.25	03/01/28	15,000	14,483
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	15,000	15,482
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	10,000	9,235
Coinbase Global, Inc.(1)	3.38	10/01/28	25,000	17,529
Coinbase Global, Inc.(1)	3.63	10/01/31	25,000	15,802
Enova International, Inc.(1)	8.50	09/15/25	20,000	19,726
LFS Topco LLC(1)	5.88	10/15/26	20,000	17,876
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	25,000	21,090
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	25,000	21,238
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	20,000	19,131
NFP Corp.(1)	4.88	08/15/28	15,000	13,512
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	10,000	9,375
PHH Mortgage Corp.(1)	7.88	03/15/26	10,000	9,014
				203,493
ELECTRIC – 0.5%
Calpine Corp.(1)	5.00	02/01/31	25,000	21,066
Calpine Corp.(1)	5.13	03/15/28	45,000	40,858
				61,924
ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	25,000	21,695
Energizer Holdings, Inc.(1)	4.75	06/15/28	20,000	17,983
				39,678
ELECTRONICS – 0.3%
Coherent Corp.(1)	5.00	12/15/29	30,000	27,031
Likewize Corp.(1)	9.75	10/15/25	10,000	9,666
				36,697
ENERGY-ALTERNATE SOURCES – 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.(1)	6.50	01/15/26	20,000	16,894
Sunnova Energy Corp.(1)	5.88	09/01/26	10,000	8,989
				25,883

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.7%
Brand Industrial Services, Inc.(1)	10.38	08/01/30	$35,000	$35,744
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	10,000	9,615
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	20,000	16,870
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	20,000	19,142
				81,371
ENTERTAINMENT – 5.9%
Affinity Interactive(1)	6.88	12/15/27	15,000	13,286
Banijay Entertainment SASU(1)	5.38	03/01/25	10,000	9,784
Boyne USA, Inc.(1)	4.75	05/15/29	15,000	13,710
Caesars Entertainment, Inc.(1)	4.63	10/15/29	30,000	26,437
Caesars Entertainment, Inc.(1)	6.25	07/01/25	80,000	79,636
Caesars Entertainment, Inc.(1)	7.00	02/15/30	50,000	50,548
Caesars Entertainment, Inc.(1)	8.13	07/01/27	40,000	41,063
CDI Escrow Issuer, Inc.(1)	5.75	04/01/30	35,000	32,538
Cedar Fair LP	5.25	07/15/29	20,000	17,956
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	10,000	9,463
Churchill Downs, Inc.(1)	4.75	01/15/28	15,000	13,879
Churchill Downs, Inc.(1)	5.50	04/01/27	20,000	19,364
Churchill Downs, Inc.(1)	6.75	05/01/31	10,000	9,787
Cinemark USA, Inc.(1)	5.25	07/15/28	20,000	17,514
Everi Holdings, Inc.(1)	5.00	07/15/29	15,000	13,214
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	5,000	4,559
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	25,000	17,132
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	25,000	23,245
Live Nation Entertainment, Inc.(1)	4.88	11/01/24	20,000	19,744
Merlin Entertainments Ltd.(1)	5.75	06/15/26	10,000	9,738
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	15,000	13,336
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	25,000	23,153
Ontario Gaming GTA LP(1)	8.00	08/01/30	10,000	10,109
Penn Entertainment, Inc.(1)	5.63	01/15/27	25,000	23,536
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	35,000	26,549
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	25,000	22,177
Scientific Games International, Inc.(1)	7.00	05/15/28	15,000	14,960
Scientific Games International, Inc.(1)	7.25	11/15/29	20,000	19,969
Scientific Games International, Inc.(1)	8.63	07/01/25	10,000	10,218
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	15,000	13,513
Six Flags Entertainment Corp.(1)	5.50	04/15/27	10,000	9,434
Six Flags Entertainment Corp.(1)	7.25	05/15/31	20,000	19,124
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	20,000	18,116
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	15,000	15,003
				681,794
ENVIRONMENTAL CONTROL – 0.9%
Covanta Holding Corp.(1)	4.88	12/01/29	20,000	17,682
Covanta Holding Corp.	5.00	09/01/30	10,000	8,672
Enviri Corp.(1)	5.75	07/31/27	15,000	12,974
GFL Environmental, Inc.(1)	4.00	08/01/28	20,000	17,920
GFL Environmental, Inc.(1)	4.38	08/15/29	15,000	13,390

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.9% (Continued)
GFL Environmental, Inc.(1)	4.75	06/15/29	$20,000	$18,262
Madison IAQ LLC(1)	4.13	06/30/28	20,000	17,828
				106,728
FOOD – 2.3%
Aragvi Finance International DAC(1)	8.45	04/29/26	20,000	13,842
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	15,000	13,663
Performance Food Group, Inc.(1)	4.25	08/01/29	30,000	26,677
Performance Food Group, Inc.(1)	5.50	10/15/27	30,000	29,079
Post Holdings, Inc.(1)	4.50	09/15/31	24,000	20,455
Post Holdings, Inc.(1)	4.63	04/15/30	10,000	8,821
Post Holdings, Inc.(1)	5.50	12/15/29	55,000	51,127
Post Holdings, Inc.(1)	5.63	01/15/28	40,000	38,690
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	25,000	20,899
United Natural Foods, Inc.(1)	6.75	10/15/28	15,000	12,510
US Foods, Inc.(1)	4.63	06/01/30	15,000	13,505
US Foods, Inc.(1)	4.75	02/15/29	20,000	18,413
				267,681
FOOD SERVICE – 0.8%
Aramark Services, Inc.(1)	5.00	04/01/25	20,000	19,721
Aramark Services, Inc.(1)	5.00	02/01/28	25,000	23,529
Aramark Services, Inc.(1)	6.38	05/01/25	40,000	40,037
TKC Holdings, Inc.(1)	6.88	05/15/28	5,000	4,407
				87,694
FOREST PRODUCTS & PAPER – 0.2%
Mercer International, Inc.	5.13	02/01/29	25,000	20,504

GAS – 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	15,000	14,570
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	15,000	13,715
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	20,000	18,876
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	15,000	15,309
				62,470
HEALTHCARE-PRODUCTS – 1.4%
Embecta Corp.(1)	5.00	02/15/30	15,000	12,390
Medline Borrower LP(1)	3.88	04/01/29	100,000	87,657
Medline Borrower LP(1)	5.25	10/01/29	75,000	66,606
				166,653
HEALTHCARE-SERVICES – 5.5%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	10,000	9,259
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	10,000	9,585
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	10,000	8,353
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	20,000	16,768
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	10,000	9,378
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	30,000	22,764
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	30,000	24,007

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.5% (Continued)
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	$65,000	$57,927
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	25,000	21,403
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	45,000	44,231
DaVita, Inc.(1)	3.75	02/15/31	35,000	28,025
DaVita, Inc.(1)	4.63	06/01/30	70,000	59,794
Encompass Health Corp.	4.50	02/01/28	25,000	23,247
Encompass Health Corp.	4.63	04/01/31	10,000	8,895
Encompass Health Corp.	4.75	02/01/30	25,000	22,746
HealthEquity, Inc.(1)	4.50	10/01/29	15,000	13,455
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	15,000	15,056
Legacy LifePoint Health LLC(1)	4.38	02/15/27	20,000	17,275
Legacy LifePoint Health LLC(1)	6.75	04/15/25	20,000	20,329
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	15,000	10,751
ModivCare, Inc.(1)	5.88	11/15/25	15,000	13,930
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	20,000	19,023
Select Medical Corp.(1)	6.25	08/15/26	30,000	29,771
Syneos Health, Inc.(1)	3.63	01/15/29	20,000	19,819
Tenet Healthcare Corp.	6.13	10/01/28	75,000	71,512
Tenet Healthcare Corp.	6.25	02/01/27	35,000	34,393
US Acute Care Solutions LLC(1)	6.38	03/01/26	15,000	13,125
				644,821
HOME BUILDERS – 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	10,000	8,664
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	15,000	12,841
Beazer Homes USA, Inc.	5.88	10/15/27	20,000	19,336
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	20,000	16,267
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	20,000	18,509
Empire Communities Corp.(1)	7.00	12/15/25	15,000	14,435
Thor Industries, Inc.(1)	4.00	10/15/29	10,000	8,603
				98,655
HOUSEHOLD PRODUCTS/WARES – 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	10,000	9,309
Spectrum Brands, Inc.(1)	3.88	03/15/31	25,000	20,642
				29,951
HOUSEWARES – 0.4%
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	15,000	14,175
Scotts Miracle-Gro Co.	4.00	04/01/31	20,000	16,263
Scotts Miracle-Gro Co.	4.50	10/15/29	15,000	13,177
				43,615
INSURANCE – 1.5%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	25,000	21,579
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	4.25	10/15/27	25,000	22,836
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	04/15/28	25,000	24,897
AmWINS Group, Inc.(1)	4.88	06/30/29	25,000	22,958
HUB International Ltd.(1)	7.25	06/15/30	50,000	51,000

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 1.5% (Continued)
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	$15,000	$15,314
Ryan Specialty LLC(1)	4.38	02/01/30	15,000	13,290
				171,874
INTERNET – 2.3%
ANGI Group LLC(1)	3.88	08/15/28	15,000	12,610
Arches Buyer, Inc.(1)	4.25	06/01/28	25,000	21,776
Cablevision Lightpath LLC(1)	3.88	09/15/27	10,000	8,309
Cogent Communications Group, Inc.(1)	7.00	06/15/27	15,000	14,491
EquipmentShare.com, Inc.(1)	9.00	05/15/28	15,000	14,887
GrubHub Holdings, Inc.(1)	5.50	07/01/27	5,000	3,572
Millennium Escrow Corp.(1)	6.63	08/01/26	20,000	14,926
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	4.75	04/30/27	10,000	8,713
Rakuten Group, Inc.(1),(2)	5.13	–	10,000	6,950
Rakuten Group, Inc.(1),(2)	6.25	–	40,000	20,500
TripAdvisor, Inc.(1)	7.00	07/15/25	10,000	10,027
Twitter, Inc.(1)	5.00	03/01/30	25,000	25,410
Uber Technologies, Inc.(1)	4.50	08/15/29	35,000	32,415
Uber Technologies, Inc.(1)	6.25	01/15/28	15,000	14,897
Uber Technologies, Inc.(1)	7.50	05/15/25	30,000	30,363
Uber Technologies, Inc.(1)	7.50	09/15/27	25,000	25,540
				265,386
INVESTMENT COMPANIES – 0.2%
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	30,000	27,339

IRON/STEEL – 0.4%
ATI, Inc.	4.88	10/01/29	10,000	9,137
ATI, Inc.	5.13	10/01/31	15,000	13,476
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	15,000	14,574
TMS International Corp./DE(1)	6.25	04/15/29	10,000	8,375
				45,562
LEISURE TIME – 4.3%
Carnival Corp.(1)	5.75	03/01/27	80,000	74,073
Carnival Corp.(1)	6.00	05/01/29	45,000	40,491
Carnival Corp.(1)	7.63	03/01/26	35,000	34,560
Carnival Corp.(1)	10.50	06/01/30	25,000	26,477
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	50,000	54,604
Life Time, Inc.(1)	8.00	04/15/26	15,000	15,012
Lindblad Expeditions LLC(1)	6.75	02/15/27	10,000	9,637
NCL Corp. Ltd.(1)	5.88	02/15/27	25,000	24,368
NCL Corp. Ltd.(1)	8.38	02/01/28	15,000	15,651
Royal Caribbean Cruises Ltd.	3.70	03/15/28	30,000	26,202
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	25,000	23,260
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	25,000	23,793
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	25,000	23,999
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	35,000	33,020
Royal Caribbean Cruises Ltd.(1)	7.25	01/15/30	15,000	15,176
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	25,000	26,638

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 4.3% (Continued)
Royal Caribbean Cruises Ltd.(1)	11.63	08/15/27	$15,000	$16,392
VOC Escrow Ltd.(1)	5.00	02/15/28	25,000	23,251
				506,604
LODGING – 1.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	4.88	07/01/31	10,000	8,557
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	5.00	06/01/29	30,000	26,841
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	20,000	17,356
MGM Resorts International	4.63	09/01/26	15,000	14,242
MGM Resorts International	4.75	10/15/28	20,000	18,482
MGM Resorts International	5.50	04/15/27	10,000	9,643
MGM Resorts International	5.75	06/15/25	25,000	24,748
MGM Resorts International	6.75	05/01/25	10,000	10,052
Station Casinos LLC(1)	4.50	02/15/28	15,000	13,620
Station Casinos LLC(1)	4.63	12/01/31	10,000	8,459
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	15,000	14,270
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	50,000	49,103
				215,373
MACHINERY-CONSTRUCTION & MINING – 0.4%
Manitowoc Co., Inc.(1)	9.00	04/01/26	10,000	9,962
Terex Corp.(1)	5.00	05/15/29	15,000	13,972
Vertiv Group Corp.(1)	4.13	11/15/28	25,000	22,466
				46,400
MACHINERY-DIVERSIFIED – 0.9%
ATS Corp.(1)	4.13	12/15/28	10,000	8,954
Chart Industries, Inc.(1)	7.50	01/01/30	35,000	35,914
Chart Industries, Inc.(1)	9.50	01/01/31	15,000	16,103
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	45,000	42,128
				103,099
MEDIA – 7.4%
Altice Financing SA(1)	5.00	01/15/28	30,000	23,314
Altice Financing SA(1)	5.75	08/15/29	45,000	33,792
Cable One, Inc.(1)	4.00	11/15/30	15,000	11,863
CSC Holdings LLC(1)	3.38	02/15/31	25,000	17,340
CSC Holdings LLC(1)	4.13	12/01/30	30,000	21,720
CSC Holdings LLC(1)	4.50	11/15/31	40,000	28,737
CSC Holdings LLC(1)	5.38	02/01/28	25,000	20,906
CSC Holdings LLC(1)	5.50	04/15/27	30,000	25,762
CSC Holdings LLC(1)	6.50	02/01/29	40,000	34,015
CSC Holdings LLC(1)	11.25	05/15/28	25,000	24,750
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	10,000	7,514
DISH DBS Corp.(1)	5.25	12/01/26	65,000	53,357
DISH DBS Corp.(1)	5.75	12/01/28	65,000	50,141
DISH Network Corp.(1)	11.75	11/15/27	90,000	90,719
GCI LLC(1)	4.75	10/15/28	20,000	17,403
Gray Escrow II, Inc.(1)	5.38	11/15/31	35,000	24,458

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 7.4% (Continued)
Gray Television, Inc.(1)	4.75	10/15/30	$5,000	$3,523
Gray Television, Inc.(1)	5.88	07/15/26	15,000	13,521
Gray Television, Inc.(1)	7.00	05/15/27	35,000	30,321
iHeartCommunications, Inc.(1)	4.75	01/15/28	5,000	3,850
iHeartCommunications, Inc.(1)	5.25	08/15/27	20,000	15,760
iHeartCommunications, Inc.	6.38	05/01/26	25,000	21,637
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	30,000	26,369
Scripps Escrow II, Inc.(1)	5.38	01/15/31	10,000	7,632
Scripps Escrow, Inc.(1)	5.88	07/15/27	20,000	16,727
Sinclair Television Group, Inc.(1)	5.13	02/15/27	15,000	12,557
Sinclair Television Group, Inc.(1)	5.50	03/01/30	5,000	2,644
Townsquare Media, Inc.(1)	6.88	02/01/26	10,000	9,647
Univision Communications, Inc.(1)	4.50	05/01/29	25,000	21,654
Univision Communications, Inc.(1)	5.13	02/15/25	40,000	39,244
Univision Communications, Inc.(1)	6.63	06/01/27	40,000	38,958
Univision Communications, Inc.(1)	7.38	06/30/30	15,000	14,614
Univision Communications, Inc.(1)	8.00	08/15/28	15,000	15,126
UPC Holding BV(1)	5.50	01/15/28	10,000	8,909
Urban One, Inc.(1)	7.38	02/01/28	25,000	22,100
Virgin Media Finance PLC(1)	5.00	07/15/30	25,000	20,536
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	10,000	8,810
Ziggo Bond Co. BV(1)	6.00	01/15/27	25,000	23,280
				863,210
METAL FABRICATE/HARDWARE – 0.1%
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	10,000	8,925

MINING – 1.1%
Compass Minerals International, Inc.(1)	6.75	12/01/27	15,000	14,631
Constellium SE(1)	3.75	04/15/29	25,000	21,761
Eldorado Gold Corp.(1)	6.25	09/01/29	10,000	8,970
Hecla Mining Co.	7.25	02/15/28	10,000	9,913
Hudbay Minerals, Inc.(1)	4.50	04/01/26	15,000	14,243
Hudbay Minerals, Inc.(1)	6.13	04/01/29	20,000	19,180
Kaiser Aluminum Corp.(1)	4.50	06/01/31	15,000	12,277
Kaiser Aluminum Corp.(1)	4.63	03/01/28	15,000	13,484
New Gold, Inc.(1)	7.50	07/15/27	10,000	9,570
Taseko Mines Ltd.(1)	7.00	02/15/26	10,000	9,265
				133,294
MISCELLANEOUS MANUFACTURERS – 0.4%
Calderys Financing LLC(1)	11.25	06/01/28	15,000	15,446
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	15,000	14,827
LSB Industries, Inc.(1)	6.25	10/15/28	15,000	13,784
				44,057
OFFICE/BUSINESS EQUIPMENT – 0.1%
Pitney Bowes, Inc.(1)	6.88	03/15/27	20,000	15,133

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.1%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	$15,000	$14,899
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	10,000	9,036
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	25,000	24,475
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	10,000	9,940
Berry Petroleum Co. LLC(1)	7.00	02/15/26	15,000	14,304
California Resources Corp.(1)	7.13	02/01/26	15,000	15,126
Callon Petroleum Co.(1)	7.50	06/15/30	20,000	19,436
Callon Petroleum Co.(1)	8.00	08/01/28	20,000	20,297
Citgo Holding, Inc.(1)	9.25	08/01/24	35,000	35,046
CITGO Petroleum Corp.(1)	6.38	06/15/26	20,000	19,418
CITGO Petroleum Corp.(1)	7.00	06/15/25	30,000	29,671
Comstock Resources, Inc.(1)	5.88	01/15/30	25,000	22,152
Comstock Resources, Inc.(1)	6.75	03/01/29	35,000	32,684
CVR Energy, Inc.(1)	5.25	02/15/25	30,000	29,164
Earthstone Energy Holdings LLC(1)	8.00	04/15/27	15,000	14,858
Earthstone Energy Holdings LLC(1)	9.88	07/15/31	15,000	15,501
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	20,000	18,369
Energean PLC(1)	6.50	04/30/27	15,000	13,744
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	15,000	11,963
Gulfport Energy Corp.(1)	8.00	05/17/26	15,000	15,161
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	20,000	19,041
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	35,000	32,731
Nabors Industries, Inc.(1)	7.38	05/15/27	20,000	19,580
Noble Finance II LLC(1)	8.00	04/15/30	15,000	15,445
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	20,000	19,869
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	15,000	15,132
Permian Resources Operating LLC(1)	5.88	07/01/29	25,000	23,849
Permian Resources Operating LLC(1)	7.75	02/15/26	10,000	10,140
Precision Drilling Corp.(1)	6.88	01/15/29	5,000	4,719
Rockcliff Energy II LLC(1)	5.50	10/15/29	20,000	18,333
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	15,000	13,188
Talos Production, Inc.	12.00	01/15/26	15,000	15,709
Tap Rock Resources LLC(1)	7.00	10/01/26	15,000	15,506
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	25,000	25,838
Transocean, Inc.(1)	8.75	02/15/30	30,000	31,174
Vermilion Energy, Inc.(1)	6.88	05/01/30	20,000	18,563
Vital Energy, Inc.(1)	7.75	07/31/29	10,000	8,561
Vital Energy, Inc.	9.50	01/15/25	15,000	14,944
				707,566
OIL & GAS SERVICES – 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	35,000	33,019
CGG SA(1)	8.75	04/01/27	15,000	12,696
CSI Compressco LP/CSI Compressco Finance, Inc.(1)	7.50	04/01/25	10,000	9,761
Enerflex Ltd.(1)	9.00	10/15/27	20,000	20,147
Oceaneering International, Inc.	4.65	11/15/24	10,000	9,712
Oceaneering International, Inc.	6.00	02/01/28	10,000	9,489
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	10,000	9,919

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 1.4% (Continued)
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	$20,000	$19,285
Weatherford International Ltd.(1)	8.63	04/30/30	40,000	41,033
				165,061
PACKAGING & CONTAINERS – 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	30,000	24,568
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	10,000	9,578
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	20,000	17,749
LABL, Inc.(1)	5.88	11/01/28	25,000	22,850
LABL, Inc.(1)	6.75	07/15/26	10,000	9,820
Mauser Packaging Solutions Holding Co.(1)	7.88	08/15/26	60,000	59,896
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	25,000	24,881
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	15,000	15,262
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	20,000	17,700
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	20,000	18,031
Trivium Packaging Finance BV(1)	5.50	08/15/26	30,000	28,532
				248,867
PHARMACEUTICALS – 2.9%
AdaptHealth LLC(1)	4.63	08/01/29	15,000	12,310
AdaptHealth LLC(1)	5.13	03/01/30	20,000	16,566
Bausch Health Cos, Inc.(1)	4.88	06/01/28	40,000	24,305
Bausch Health Cos, Inc.(1)	5.50	11/01/25	50,000	45,067
Bausch Health Cos, Inc.(1)	6.13	02/01/27	25,000	16,444
Bausch Health Cos, Inc.(1)	11.00	09/30/28	40,000	29,590
BellRing Brands, Inc.(1)	7.00	03/15/30	20,000	20,094
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	15,000	13,679
Elanco Animal Health, Inc.	6.65	08/28/28	20,000	19,785
Grifols SA(1)	4.75	10/15/28	20,000	17,552
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	15,000	14,268
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	20,000	15,224
Option Care Health, Inc.(1)	4.38	10/31/29	10,000	8,838
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	50,000	42,431
Owens & Minor, Inc.(1)	4.50	03/31/29	15,000	12,912
Owens & Minor, Inc.(1)	6.63	04/01/30	10,000	9,164
Prestige Brands, Inc.(1)	3.75	04/01/31	20,000	16,818
				335,047
PIPELINES – 2.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	25,000	25,094
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	15,000	14,957
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	25,000	24,788
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	15,000	14,602
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	40,000	39,402
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	20,000	19,568
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	15,000	14,483
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	15,000	15,353
ITT Holdings LLC(1)	6.50	08/01/29	35,000	29,977
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	7.50	02/01/26	50,000	49,588
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1),(3)	9.00	10/15/26	20,000	19,674
				267,486

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 0.9%
Five Point Operating Co. LP/Five Point Capital Corp.(1)	7.88	11/15/25	$20,000	$18,926
Hunt Cos, Inc.(1)	5.25	04/15/29	25,000	19,863
Kennedy-Wilson, Inc.	4.75	03/01/29	25,000	20,404
Kennedy-Wilson, Inc.	5.00	03/01/31	15,000	11,641
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	20,000	14,434
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	25,000	18,526
				103,794
REAL ESTATE INVESTMENT TRUST (REITS) – 2.6%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	15,000	12,032
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	20,000	17,493
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	20,000	18,468
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.50	06/01/25	20,000	20,115
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	15,000	13,382
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	15,000	14,118
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	10,000	10,159
Rithm Capital Corp.(1)	6.25	10/15/25	15,000	14,280
Service Properties Trust	3.95	01/15/28	25,000	19,612
Service Properties Trust	4.35	10/01/24	30,000	28,834
Service Properties Trust	4.38	02/15/30	10,000	7,449
Service Properties Trust	5.25	02/15/26	25,000	22,855
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	4.75	04/15/28	20,000	16,706
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	60,000	59,717
XHR LP(1)	4.88	06/01/29	20,000	17,416
XHR LP(1)	6.38	08/15/25	5,000	4,920
				297,556
RETAIL – 5.0%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	75,000	64,519
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	20,000	18,498
Arko Corp.(1)	5.13	11/15/29	10,000	8,322
Bath & Body Works, Inc.	6.95	03/01/33	10,000	9,058
Brinker International, Inc.(1)	5.00	10/01/24	15,000	14,795
CEC Entertainment LLC(1)	6.75	05/01/26	20,000	19,251
Dave & Buster’s, Inc.(1)	7.63	11/01/25	15,000	15,169
eG Global Finance PLC(1)	6.75	02/07/25	32,000	31,562
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	13,000	13,565
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	15,000	14,138
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	25,000	21,530
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	30,000	26,200
IRB Holding Corp.(1)	7.00	06/15/25	20,000	20,118
Ken Garff Automotive LLC(1)	4.88	09/15/28	10,000	8,771
LCM Investments Holdings II LLC(1)	4.88	05/01/29	30,000	26,202
LCM Investments Holdings II LLC(1)	8.25	08/01/31	10,000	10,168
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	25,000	23,467
Michaels Cos, Inc.(1)	5.25	05/01/28	25,000	21,282
Papa John’s International, Inc.(1)	3.88	09/15/29	20,000	17,113

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.0% (Continued)
Patrick Industries, Inc.(1)	4.75	05/01/29	$10,000	$8,642
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	25,000	24,409
QVC, Inc.	4.38	09/01/28	15,000	8,534
QVC, Inc.	4.45	02/15/25	15,000	12,776
QVC, Inc.	4.75	02/15/27	10,000	6,486
QVC, Inc.	5.45	08/15/34	10,000	4,912
QVC, Inc.	5.95	03/15/43	10,000	4,933
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	10,000	9,862
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	20,000	19,052
SRS Distribution, Inc.(1)	4.63	07/01/28	20,000	18,127
Staples, Inc.(1)	7.50	04/15/26	50,000	41,370
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	20,000	17,088
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	9,806
Victoria’s Secret & Co.(1)	4.63	07/15/29	15,000	11,273
				580,998
SOFTWARE – 2.9%
Alteryx, Inc.(1)	8.75	03/15/28	10,000	9,735
Boxer Parent Co., Inc.(1)	7.13	10/02/25	10,000	10,066
Capstone Borrower, Inc.(1)	8.00	06/15/30	10,000	9,909
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	25,000	24,747
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	25,000	22,230
Cloud Software Group, Inc.(1)	6.50	03/31/29	100,000	90,094
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	25,000	21,651
Dun & Bradstreet Corp.(1)	5.00	12/15/29	15,000	13,217
Elastic NV(1)	4.13	07/15/29	25,000	21,712
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	10,000	8,707
MicroStrategy, Inc.(1)	6.13	06/15/28	15,000	13,444
SS&C Technologies, Inc.(1)	5.50	09/30/27	50,000	48,350
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	45,000	36,951
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	15,000	12,897
				343,710
TELECOMMUNICATIONS – 7.0%
Altice France SA/France(1)	5.13	07/15/29	65,000	45,583
Altice France SA/France(1)	5.50	01/15/28	40,000	29,394
Altice France SA/France(1)	5.50	10/15/29	40,000	28,439
Altice France SA/France(1)	8.13	02/01/27	50,000	40,960
C&W Senior Financing DAC(1)	6.88	09/15/27	30,000	27,266
CommScope, Inc.(1)	4.75	09/01/29	35,000	27,007
CommScope, Inc.(1)	6.00	03/01/26	35,000	32,160
Consolidated Communications, Inc.(1)	5.00	10/01/28	5,000	3,704
Consolidated Communications, Inc.(1)	6.50	10/01/28	20,000	15,750
Frontier Communications Holdings LLC(1)	5.00	05/01/28	55,000	46,673
Frontier Communications Holdings LLC(1)	5.88	10/15/27	40,000	36,675
Frontier Communications Holdings LLC	5.88	11/01/29	25,000	18,353
Frontier Communications Holdings LLC(1)	6.00	01/15/30	15,000	10,910
Frontier Communications Holdings LLC(1)	6.75	05/01/29	15,000	11,610
Frontier Communications Holdings LLC(1)	8.63	03/15/31	15,000	14,367

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 7.0% (Continued)
Frontier Communications Holdings LLC(1)	8.75	05/15/30	$25,000	$24,145
GoTo Group, Inc.(1)	5.50	09/01/27	25,000	14,391
Hughes Satellite Systems Corp.	6.63	08/01/26	20,000	18,080
Iliad Holding SASU(1)	6.50	10/15/26	35,000	33,574
Iliad Holding SASU(1)	7.00	10/15/28	15,000	14,096
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	75,000	68,698
Level 3 Financing, Inc.(1)	3.63	01/15/29	20,000	13,222
Level 3 Financing, Inc.(1)	3.75	07/15/29	20,000	13,133
Level 3 Financing, Inc.(1)	4.25	07/01/28	30,000	21,269
Level 3 Financing, Inc.(1)	4.63	09/15/27	25,000	19,020
Lumen Technologies, Inc.(1)	4.00	02/15/27	35,000	23,059
Telecom Italia Capital SA	6.00	09/30/34	25,000	20,245
Telecom Italia Capital SA	6.38	11/15/33	25,000	21,181
Telecom Italia Capital SA	7.20	07/18/36	25,000	21,499
Telecom Italia Capital SA	7.72	06/04/38	25,000	22,244
Viasat, Inc.(1)	6.50	07/15/28	25,000	19,277
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	40,000	33,730
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	40,000	28,656
				818,370
WATER – 0.1%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	10,000	9,815

TOTAL CORPORATE BONDS (Cost – $11,484,137)				11,360,171

SHORT-TERM INVESTMENTS – 1.3%
TIME DEPOSITS – 1.3%
Sumitomo, Tokyo	4.68	08/01/23	154,642	154,642
TOTAL SHORT-TERM INVESTMENTS (Cost – $154,642)				154,642

TOTAL INVESTMENTS – 98.8% (Cost – $11,638,779)				$11,514,813
OTHER ASSETS LESS LIABILITIES – 1.2%				134,356
NET ASSETS – 100.0%				$11,649,169

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2023, amounts to $10,091,749 and represents 86.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2023.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$11,360,171	$–	$11,360,171
Time Deposits	–	154,642	–	154,642
Total Investments	$–	$11,514,813	$–	$11,514,813

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.5%
ADVERTISING – 0.3%
Lamar Media Corp.	3.63	01/15/31	$50,000	$41,902
Lamar Media Corp.	3.75	02/15/28	50,000	45,790
Lamar Media Corp.	4.00	02/15/30	60,000	52,883
Lamar Media Corp.	4.88	01/15/29	30,000	28,002
				168,577
AEROSPACE/DEFENSE – 1.3%
Howmet Aerospace, Inc.	3.00	01/15/29	75,000	65,543
Howmet Aerospace, Inc.	5.13	10/01/24	76,000	75,322
Howmet Aerospace, Inc.	5.90	02/01/27	75,000	75,759
Howmet Aerospace, Inc.	5.95	02/01/37	55,000	55,967
Howmet Aerospace, Inc.	6.88	05/01/25	55,000	55,888
Moog, Inc.(1)	4.25	12/15/27	45,000	41,742
Rolls-Royce PLC(1)	3.63	10/14/25	105,000	99,384
Rolls-Royce PLC(1)	5.75	10/15/27	80,000	78,916
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	90,000	96,453
				644,974
AGRICULTURE – 0.4%
Darling Ingredients, Inc.(1)	5.25	04/15/27	20,000	19,470
Darling Ingredients, Inc.(1)	6.00	06/15/30	105,000	103,516
Vector Group Ltd.(1)	5.75	02/01/29	90,000	78,298
				201,284
AIRLINES – 3.1%
Air Canada(1)	3.88	08/15/26	115,000	106,824
Allegiant Travel Co.(1)	7.25	08/15/27	55,000	54,322
American Airlines, Inc.(1)	11.75	07/15/25	200,000	220,609
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	270,417	266,627
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	265,000	256,814
Delta Air Lines, Inc.	2.90	10/28/24	75,000	72,118
Delta Air Lines, Inc.	3.75	10/28/29	45,000	40,732
Delta Air Lines, Inc.	4.38	04/19/28	20,000	19,019
Delta Air Lines, Inc.	7.38	01/15/26	95,000	98,707
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	30,000	30,289
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	55,000	55,530
United Airlines, Inc.(1)	4.38	04/15/26	215,000	203,789
United Airlines, Inc.(1)	4.63	04/15/29	145,000	131,335
				1,556,715
APPAREL – 0.3%
Kontoor Brands, Inc.(1)	4.13	11/15/29	35,000	29,958
Levi Strauss & Co.(1)	3.50	03/01/31	45,000	36,898
Under Armour, Inc.	3.25	06/15/26	55,000	50,475
William Carter Co.(1)	5.63	03/15/27	35,000	34,154
				151,485
AUTO MANUFACTURERS – 2.3%
Allison Transmission, Inc.(1)	3.75	01/30/31	80,000	67,702
Allison Transmission, Inc.(1)	4.75	10/01/27	30,000	28,380
Allison Transmission, Inc.(1)	5.88	06/01/29	55,000	53,261
Ford Motor Co.	3.25	02/12/32	80,000	63,323

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 2.3% (Continued)
Ford Motor Co.	4.75	01/15/43	$55,000	$43,080
Ford Motor Co.	5.29	12/08/46	40,000	33,098
Ford Motor Co.	6.10	08/19/32	40,000	38,735
Ford Motor Co.	6.63	10/01/28	20,000	20,616
Ford Motor Co.	7.40	11/01/46	10,000	10,480
Ford Motor Co.	7.45	07/16/31	25,000	26,850
Ford Motor Co.	9.63	04/22/30	20,000	23,360
Ford Motor Credit Co. LLC	2.30	02/10/25	30,000	28,157
Ford Motor Credit Co. LLC	2.70	08/10/26	55,000	49,353
Ford Motor Credit Co. LLC	2.90	02/16/28	20,000	17,227
Ford Motor Credit Co. LLC	2.90	02/10/29	20,000	16,719
Ford Motor Credit Co. LLC	3.37	11/17/23	25,000	24,772
Ford Motor Credit Co. LLC	3.38	11/13/25	55,000	51,473
Ford Motor Credit Co. LLC	3.63	06/17/31	30,000	24,825
Ford Motor Credit Co. LLC	3.82	11/02/27	20,000	17,971
Ford Motor Credit Co. LLC	4.00	11/13/30	45,000	38,697
Ford Motor Credit Co. LLC	4.06	11/01/24	55,000	53,428
Ford Motor Credit Co. LLC	4.13	08/04/25	40,000	38,194
Ford Motor Credit Co. LLC	4.13	08/17/27	55,000	50,378
Ford Motor Credit Co. LLC	4.39	01/08/26	30,000	28,537
Ford Motor Credit Co. LLC	4.54	08/01/26	20,000	18,919
Ford Motor Credit Co. LLC	4.95	05/28/27	35,000	33,248
Ford Motor Credit Co. LLC	5.11	05/03/29	45,000	42,060
Ford Motor Credit Co. LLC	5.13	06/16/25	70,000	68,219
Ford Motor Credit Co. LLC	5.58	03/18/24	45,000	44,723
Ford Motor Credit Co. LLC	7.35	11/04/27	45,000	46,227
Ford Motor Credit Co. LLC	7.35	03/06/30	45,000	46,625
				1,148,637
AUTO PARTS & EQUIPMENT – 0.9%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	40,000	40,331
Dana, Inc.	4.25	09/01/30	60,000	51,325
Dana, Inc.	5.38	11/15/27	70,000	67,095
Dana, Inc.	5.63	06/15/28	20,000	19,001
Goodyear Tire & Rubber Co.	5.00	07/15/29	70,000	64,625
ZF North America Capital, Inc.(1)	4.75	04/29/25	80,000	77,860
ZF North America Capital, Inc.(1)	6.88	04/14/28	60,000	60,992
ZF North America Capital, Inc.(1)	7.13	04/14/30	50,000	51,549
				432,778
BANKS – 1.6%
Dresdner Funding Trust I(1)	8.15	06/30/31	85,000	90,811
Intesa Sanpaolo SpA(1)	4.20	06/01/32	70,000	53,956
Intesa Sanpaolo SpA(1)	4.95	06/01/42	70,000	46,850
Intesa Sanpaolo SpA(1)	5.71	01/15/26	110,000	106,257
Pacific Western Bank	3.25	05/01/31	35,000	29,487
Popular, Inc.	7.25	03/13/28	35,000	35,385
Standard Chartered PLC(1),(2)	7.01	–	65,000	62,487

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 1.6% (Continued)
Texas Capital Bancshares, Inc.	4.00	05/06/31	$35,000	$28,034
UniCredit SpA(1)	5.46	06/30/35	130,000	113,550
UniCredit SpA(1)	5.86	06/19/32	85,000	78,173
UniCredit SpA(1)	7.30	04/02/34	130,000	126,244
Western Alliance Bancorp.	3.00	06/15/31	50,000	41,259
				812,493
BUILDING MATERIALS – 2.3%
Boise Cascade Co.(1)	4.88	07/01/30	35,000	31,976
Builders FirstSource, Inc.(1)	4.25	02/01/32	125,000	108,578
Builders FirstSource, Inc.(1)	5.00	03/01/30	45,000	42,120
Builders FirstSource, Inc.(1)	6.38	06/15/32	65,000	64,724
Emerald Debt Merger Sub LLC(1)	6.63	12/15/30	200,000	199,000
James Hardie International Finance DAC(1)	5.00	01/15/28	20,000	19,034
Knife River Corp.(1)	7.75	05/01/31	35,000	35,733
Louisiana-Pacific Corp.(1)	3.63	03/15/29	35,000	30,663
Masonite International Corp.(1)	5.38	02/01/28	75,000	71,512
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	105,000	100,199
Standard Industries, Inc./NJ(1)	3.38	01/15/31	80,000	64,676
Standard Industries, Inc./NJ(1)	4.38	07/15/30	170,000	147,761
Standard Industries, Inc./NJ(1)	4.75	01/15/28	95,000	88,603
Standard Industries, Inc./NJ(1)	5.00	02/15/27	70,000	67,103
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	80,000	75,562
				1,147,244
CHEMICALS – 2.4%
Ashland, Inc.(1)	3.38	09/01/31	45,000	36,530
Ashland, Inc.	6.88	05/15/43	25,000	24,829
Avient Corp.(1)	5.75	05/15/25	70,000	69,089
Avient Corp.(1)	7.13	08/01/30	60,000	60,539
Chemours Co.(1)	4.63	11/15/29	50,000	42,248
Chemours Co.	5.38	05/15/27	15,000	14,292
Chemours Co.(1)	5.75	11/15/28	100,000	91,841
Element Solutions, Inc.(1)	3.88	09/01/28	70,000	61,927
HB Fuller Co.	4.00	02/15/27	50,000	47,162
INEOS Finance PLC(1)	6.75	05/15/28	35,000	33,425
INEOS Quattro Finance 2 PLC(1)	3.38	01/15/26	45,000	40,972
Ingevity Corp.(1)	3.88	11/01/28	45,000	38,881
Methanex Corp.	4.25	12/01/24	20,000	19,527
Methanex Corp.	5.13	10/15/27	80,000	75,596
Methanex Corp.	5.25	12/15/29	30,000	27,491
Methanex Corp.	5.65	12/01/44	50,000	41,875
Minerals Technologies, Inc.(1)	5.00	07/01/28	40,000	37,007
NOVA Chemicals Corp.(1)	4.25	05/15/29	30,000	24,965
NOVA Chemicals Corp.(1)	5.00	05/01/25	45,000	43,259
NOVA Chemicals Corp.(1)	5.25	06/01/27	95,000	85,655
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	35,000	31,169
Olin Corp.	5.00	02/01/30	90,000	82,744
Olin Corp.	5.13	09/15/27	45,000	43,059

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.4% (Continued)
Olin Corp.	5.63	08/01/29	$20,000	$19,380
SPCM SA(1)	3.13	03/15/27	40,000	36,030
SPCM SA(1)	3.38	03/15/30	20,000	16,586
WR Grace Holdings LLC(1)	4.88	06/15/27	80,000	75,510
WR Grace Holdings LLC(1)	7.38	03/01/31	25,000	24,919
				1,246,507
COAL – 0.1%
SunCoke Energy, Inc.(1)	4.88	06/30/29	45,000	38,798
Warrior Met Coal, Inc.(1)	7.88	12/01/28	20,000	20,230
				59,028
COMMERCIAL SERVICES – 4.0%
ADT Security Corp.(1)	4.13	08/01/29	105,000	91,201
ADT Security Corp.(1)	4.88	07/15/32	45,000	38,684
Adtalem Global Education, Inc.(1)	5.50	03/01/28	40,000	37,251
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	50,000	47,173
AMN Healthcare, Inc.(1)	4.00	04/15/29	25,000	22,225
AMN Healthcare, Inc.(1)	4.63	10/01/27	50,000	47,047
APX Group, Inc.(1)	6.75	02/15/27	50,000	48,799
ASGN, Inc.(1)	4.63	05/15/28	55,000	50,483
Block, Inc.	2.75	06/01/26	90,000	82,017
Block, Inc.	3.50	06/01/31	95,000	79,656
Brink’s Co.(1)	4.63	10/15/27	65,000	61,141
Brink’s Co.(1)	5.50	07/15/25	25,000	24,780
CoreCivic, Inc.	8.25	04/15/26	70,000	70,593
Gartner, Inc.(1)	3.63	06/15/29	45,000	39,696
Gartner, Inc.(1)	3.75	10/01/30	80,000	69,813
Gartner, Inc.(1)	4.50	07/01/28	75,000	70,183
Graham Holdings Co.(1)	5.75	06/01/26	35,000	34,466
Grand Canyon University	4.13	10/01/24	95,000	89,917
Korn Ferry(1)	4.63	12/15/27	35,000	32,943
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	80,000	70,705
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	125,000	122,692
Service Corp. International/US	3.38	08/15/30	80,000	66,775
Service Corp. International/US	4.00	05/15/31	50,000	42,670
Service Corp. International/US	4.63	12/15/27	20,000	18,968
Service Corp. International/US	5.13	06/01/29	105,000	100,012
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	45,000	42,559
TriNet Group, Inc.(1)	3.50	03/01/29	40,000	34,936
United Rentals North America, Inc.	3.75	01/15/32	55,000	46,631
United Rentals North America, Inc.	3.88	11/15/27	85,000	79,013
United Rentals North America, Inc.	3.88	02/15/31	90,000	77,661
United Rentals North America, Inc.	4.00	07/15/30	55,000	48,696
United Rentals North America, Inc.	4.88	01/15/28	155,000	148,025
United Rentals North America, Inc.	5.25	01/15/30	100,000	95,355
United Rentals North America, Inc.	5.50	05/15/27	30,000	29,524
				2,062,290

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.3%
Crane NXT Co.	4.20	03/15/48	$30,000	$20,772
Crowdstrike Holdings, Inc.	3.00	02/15/29	65,000	56,176
KBR, Inc.(1)	4.75	09/30/28	25,000	22,899
Seagate HDD Cayman	4.09	06/01/29	105,000	92,366
Seagate HDD Cayman	4.13	01/15/31	13,000	10,725
Seagate HDD Cayman	4.75	01/01/25	45,000	44,269
Seagate HDD Cayman	4.88	06/01/27	50,000	48,225
Seagate HDD Cayman	5.75	12/01/34	40,000	35,511
Seagate HDD Cayman(1)	8.25	12/15/29	25,000	26,226
Seagate HDD Cayman(1)	8.50	07/15/31	40,000	41,806
Seagate HDD Cayman(1)	9.63	12/01/32	55,850	61,884
Unisys Corp.(1)	6.88	11/01/27	35,000	28,616
Western Digital Corp.	4.75	02/15/26	205,000	195,902
				685,377
COSMETICS/PERSONAL CARE – 0.6%
Coty, Inc.(1)	5.00	04/15/26	80,000	77,268
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	40,000	37,137
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	70,000	70,676
Edgewell Personal Care Co.(1)	4.13	04/01/29	55,000	48,165
Edgewell Personal Care Co.(1)	5.50	06/01/28	55,000	52,167
				285,413
DISTRIBUTION/WHOLESALE – 0.5%
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	60,000	55,036
Resideo Funding, Inc.(1)	4.00	09/01/29	20,000	16,926
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	50,000	50,688
Univar Solutions USA, Inc./Washington(1)	5.13	12/01/27	45,000	46,153
Windsor Holdings III LLC(1)	8.50	06/15/30	70,000	70,438
				239,241
DIVERSIFIED FINANCIAL SERVICES – 5.0%
AerCap Holdings NV	5.88	10/10/79	70,000	67,770
Ally Financial, Inc.	5.75	11/20/25	75,000	72,771
Ally Financial, Inc.	6.70	02/14/33	50,000	46,584
Burford Capital Global Finance LLC(1)	6.25	04/15/28	30,000	27,779
Burford Capital Global Finance LLC(1)	6.88	04/15/30	35,000	31,876
Burford Capital Global Finance LLC(1)	9.25	07/01/31	35,000	35,394
Credit Acceptance Corp.	6.63	03/15/26	65,000	63,849
GGAM Finance Ltd.(1)	7.75	05/15/26	35,000	35,305
GGAM Finance Ltd.(1)	8.00	06/15/28	50,000	50,730
goeasy Ltd.(1)	5.38	12/01/24	65,000	63,436
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	50,000	43,914
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	85,000	72,712
Macquarie Airfinance Holdings Ltd.(1)	8.38	05/01/28	45,000	45,859
Midcap Financial Issuer Trust(1)	5.63	01/15/30	50,000	40,069
Midcap Financial Issuer Trust(1)	6.50	05/01/28	75,000	66,216
Navient Corp.	4.88	03/15/28	45,000	39,342
Navient Corp.	5.00	03/15/27	30,000	27,178
Navient Corp.	5.50	03/15/29	65,000	56,255

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 5.0% (Continued)
Navient Corp.	5.63	08/01/33	$50,000	$38,320
Navient Corp.	5.88	10/25/24	60,000	59,251
Navient Corp.	6.75	06/25/25	50,000	49,489
Navient Corp.	6.75	06/15/26	55,000	53,679
Navient Corp.	9.38	07/25/30	45,000	45,284
OneMain Finance Corp.	3.50	01/15/27	80,000	69,257
OneMain Finance Corp.	3.88	09/15/28	45,000	36,999
OneMain Finance Corp.	4.00	09/15/30	65,000	51,124
OneMain Finance Corp.	5.38	11/15/29	65,000	56,372
OneMain Finance Corp.	6.63	01/15/28	70,000	66,434
OneMain Finance Corp.	6.88	03/15/25	65,000	64,843
OneMain Finance Corp.	7.13	03/15/26	185,000	183,438
OneMain Finance Corp.	9.00	01/15/29	50,000	50,850
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	55,000	45,456
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	55,000	52,610
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	45,000	38,108
PRA Group, Inc.(1)	5.00	10/01/29	25,000	19,011
PRA Group, Inc.(1)	7.38	09/01/25	40,000	38,562
PRA Group, Inc.(1)	8.38	02/01/28	40,000	36,525
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	85,000	75,744
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	65,000	55,470
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	130,000	107,042
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	75,000	59,553
SLM Corp.	3.13	11/02/26	105,000	92,502
Synchrony Financial	7.25	02/02/33	60,000	56,307
United Wholesale Mortgage LLC(1)	5.50	11/15/25	105,000	101,046
United Wholesale Mortgage LLC(1)	5.50	04/15/29	45,000	39,602
United Wholesale Mortgage LLC(1)	5.75	06/15/27	25,000	23,416
				2,553,333
ELECTRIC – 5.0%
Algonquin Power & Utilities Corp.	4.75	01/18/82	65,000	52,510
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	30,000	27,199
Calpine Corp.(1)	3.75	03/01/31	75,000	61,543
Calpine Corp.(1)	4.50	02/15/28	95,000	87,297
Calpine Corp.(1)	5.25	06/01/26	60,000	58,319
Clearway Energy Operating LLC(1)	3.75	02/15/31	95,000	78,821
Clearway Energy Operating LLC(1)	3.75	01/15/32	25,000	20,455
Clearway Energy Operating LLC(1)	4.75	03/15/28	65,000	60,367
DPL, Inc.	4.13	07/01/25	65,000	62,392
DPL, Inc.	4.35	04/15/29	15,000	13,225
Drax FinCo. PLC(1)	6.63	11/01/25	45,000	44,293
Edison International	8.13	06/15/53	40,000	41,054
Electricite de France SA(1),(2)	9.13	–	130,000	136,987
Emera, Inc.	6.75	06/15/76	100,000	97,622
FirstEnergy Corp.	2.65	03/01/30	50,000	42,183
FirstEnergy Corp.	3.40	03/01/50	80,000	54,728
FirstEnergy Corp.	4.15	07/15/27	200,000	189,639
FirstEnergy Corp.	5.10	07/15/47	49,000	44,477
FirstEnergy Corp.	7.38	11/15/31	65,000	72,858

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 5.0% (Continued)
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	$40,000	$35,450
NextEra Energy Operating Partners LP(1)	4.25	07/15/24	30,000	29,469
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	60,000	56,264
NRG Energy, Inc.(1)	3.38	02/15/29	25,000	20,662
NRG Energy, Inc.(1)	3.63	02/15/31	65,000	51,069
NRG Energy, Inc.(1)	3.88	02/15/32	125,000	96,843
NRG Energy, Inc.(1)	5.25	06/15/29	70,000	63,238
NRG Energy, Inc.	5.75	01/15/28	95,000	90,575
NRG Energy, Inc.	6.63	01/15/27	35,000	34,796
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	50,000	45,477
PG&E Corp.	5.00	07/01/28	100,000	92,619
PG&E Corp.	5.25	07/01/30	70,000	62,930
Talen Energy Supply LLC(1)	8.63	06/01/30	115,000	119,478
Terraform Global Operating LP(1)	6.13	03/01/26	35,000	34,222
TransAlta Corp.	6.50	03/15/40	20,000	19,244
TransAlta Corp.	7.75	11/15/29	45,000	46,738
Vistra Operations Co. LLC(1)	4.38	05/01/29	145,000	128,148
Vistra Operations Co. LLC(1)	5.00	07/31/27	85,000	80,169
Vistra Operations Co. LLC(1)	5.50	09/01/26	95,000	91,958
Vistra Operations Co. LLC(1)	5.63	02/15/27	115,000	111,321
				2,556,639
ELECTRICAL COMPONENTS & EQUIPMENT – 0.5%
EnerSys(1)	4.38	12/15/27	20,000	18,563
WESCO Distribution, Inc.(1)	7.13	06/15/25	115,000	116,424
WESCO Distribution, Inc.(1)	7.25	06/15/28	130,000	132,690
				267,677
ELECTRONICS – 1.1%
Atkore, Inc.(1)	4.25	06/01/31	35,000	30,312
Imola Merger Corp.(1)	4.75	05/15/29	175,000	153,844
Sensata Technologies BV(1)	4.00	04/15/29	140,000	123,840
Sensata Technologies BV(1)	5.00	10/01/25	85,000	82,937
Sensata Technologies BV(1)	5.88	09/01/30	55,000	53,052
Sensata Technologies, Inc.(1)	3.75	02/15/31	70,000	59,187
TTM Technologies, Inc.(1)	4.00	03/01/29	45,000	38,403
				541,575
ENERGY-ALTERNATE SOURCES – 0.3%
TerraForm Power Operating LLC(1)	4.75	01/15/30	60,000	53,000
TerraForm Power Operating LLC(1)	5.00	01/31/28	65,000	60,393
Topaz Solar Farms LLC(1)	5.75	09/30/39	49,137	47,462
				160,855
ENGINEERING & CONSTRUCTION – 0.8%
AECOM	5.13	03/15/27	100,000	96,628
Arcosa, Inc.(1)	4.38	04/15/29	30,000	27,033
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par(1)	4.05	04/27/26	35,000	30,905
Cellnex Finance Co. SA(1)	3.88	07/07/41	55,000	39,822
Dycom Industries, Inc.(1)	4.50	04/15/29	45,000	40,704

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.8% (Continued)
Fluor Corp.	4.25	09/15/28	$80,000	$74,889
TopBuild Corp.(1)	3.63	03/15/29	30,000	26,337
TopBuild Corp.(1)	4.13	02/15/32	45,000	38,650
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	30,000	26,959
				401,927
ENTERTAINMENT – 1.9%
Caesars Resort Collection LLC/CRC Finco, Inc.(1)	5.75	07/01/25	90,000	90,990
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(1)	5.50	05/01/25	95,000	94,115
International Game Technology PLC(1)	4.13	04/15/26	95,000	90,179
International Game Technology PLC(1)	5.25	01/15/29	65,000	61,811
International Game Technology PLC(1)	6.25	01/15/27	50,000	49,858
International Game Technology PLC(1)	6.50	02/15/25	43,000	43,103
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	65,000	58,387
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	100,000	100,618
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	30,000	28,153
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	115,000	95,402
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	55,000	54,943
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	36,000	36,120
Vail Resorts, Inc.(1)	6.25	05/15/25	40,000	40,144
WMG Acquisition Corp.(1)	3.00	02/15/31	75,000	61,381
WMG Acquisition Corp.(1)	3.75	12/01/29	50,000	43,707
WMG Acquisition Corp.(1)	3.88	07/15/30	45,000	39,366
				988,277
ENVIRONMENTAL CONTROL – 0.7%
Clean Harbors, Inc.(1)	4.88	07/15/27	55,000	52,807
Clean Harbors, Inc.(1)	6.38	02/01/31	65,000	65,369
GFL Environmental, Inc.(1)	3.50	09/01/28	70,000	62,365
GFL Environmental, Inc.(1)	3.75	08/01/25	105,000	100,466
GFL Environmental, Inc.(1)	5.13	12/15/26	45,000	43,804
Stericycle, Inc.(1)	3.88	01/15/29	35,000	30,758
				355,569
FOOD – 2.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	145,000	134,908
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	115,000	100,243
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	145,000	137,540
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	65,000	59,700
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	55,000	53,607
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	70,000	69,788
Ingles Markets, Inc.(1)	4.00	06/15/31	45,000	38,140
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	90,000	79,510
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	65,000	57,140
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	50,000	47,541
Pilgrim’s Pride Corp.	3.50	03/01/32	80,000	64,656
Pilgrim’s Pride Corp.	4.25	04/15/31	85,000	73,601
Pilgrim’s Pride Corp.(1)	5.88	09/30/27	80,000	79,200

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.3% (Continued)
Pilgrim’s Pride Corp.	6.25	07/01/33	$85,000	$84,514
US Foods, Inc.(1)	6.25	04/15/25	90,000	90,308
				1,170,396
FOREST PRODUCTS & PAPER – 0.1%
Domtar Corp.(1)	6.75	10/01/28	60,000	52,464

HEALTHCARE-PRODUCTS – 0.7%
Avantor Funding, Inc.(1)	3.88	11/01/29	75,000	65,701
Avantor Funding, Inc.(1)	4.63	07/15/28	120,000	111,480
Hologic, Inc.(1)	3.25	02/15/29	85,000	74,452
Hologic, Inc.(1)	4.63	02/01/28	20,000	19,041
Teleflex, Inc.(1)	4.25	06/01/28	25,000	23,010
Teleflex, Inc.	4.63	11/15/27	75,000	70,853
				364,537
HEALTHCARE-SERVICES – 3.1%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	45,000	39,749
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	35,000	30,543
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	45,000	41,622
Fortrea Holdings, Inc.(1)	7.50	07/01/30	50,000	51,162
IQVIA, Inc.(1)	5.00	10/15/26	100,000	97,201
IQVIA, Inc.(1)	5.00	05/15/27	85,000	82,048
IQVIA, Inc.(1)	6.50	05/15/30	50,000	50,549
Molina Healthcare, Inc.(1)	3.88	11/15/30	55,000	47,098
Molina Healthcare, Inc.(1)	3.88	05/15/32	70,000	58,459
Molina Healthcare, Inc.(1)	4.38	06/15/28	78,000	71,597
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	40,000	36,154
Tenet Healthcare Corp.	4.25	06/01/29	150,000	134,567
Tenet Healthcare Corp.	4.38	01/15/30	115,000	102,670
Tenet Healthcare Corp.	4.63	06/15/28	50,000	46,328
Tenet Healthcare Corp.	4.88	01/01/26	195,000	188,924
Tenet Healthcare Corp.	5.13	11/01/27	135,000	128,329
Tenet Healthcare Corp.	6.13	06/15/30	180,000	175,140
Tenet Healthcare Corp.(1)	6.75	05/15/31	115,000	114,375
Toledo Hospital	4.98	11/15/45	25,000	15,300
Toledo Hospital	5.33	11/15/28	20,000	16,325
Toledo Hospital	6.02	11/15/48	40,000	27,593
				1,555,733
HOLDING COMPANIES-DIVERS – 0.2%
Benteler International AG(1)	10.50	05/15/28	50,000	50,813
Stena International SA(1)	6.13	02/01/25	35,000	34,380
				85,193
HOME BUILDERS – 1.5%
Century Communities, Inc.(1)	3.88	08/15/29	50,000	43,542
Century Communities, Inc.	6.75	06/01/27	50,000	50,241
Forestar Group, Inc.(1)	3.85	05/15/26	50,000	46,464
KB Home	4.00	06/15/31	55,000	47,938
KB Home	4.80	11/15/29	15,000	13,855

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 1.5% (Continued)
KB Home	6.88	06/15/27	$15,000	$15,277
KB Home	7.25	07/15/30	50,000	51,093
LGI Homes, Inc.(1)	4.00	07/15/29	30,000	25,238
M/I Homes, Inc.	3.95	02/15/30	20,000	17,322
M/I Homes, Inc.	4.95	02/01/28	40,000	37,741
Mattamy Group Corp.(1)	4.63	03/01/30	40,000	35,133
Mattamy Group Corp.(1)	5.25	12/15/27	55,000	52,062
Meritage Homes Corp.(1)	3.88	04/15/29	55,000	49,242
Meritage Homes Corp.	6.00	06/01/25	45,000	44,988
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	60,000	54,662
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	20,000	18,688
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	55,000	53,666
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	55,000	54,194
Tri Pointe Homes, Inc.	5.70	06/15/28	55,000	52,855
Winnebago Industries, Inc.(1)	6.25	07/15/28	5,000	4,856
				769,057
HOME FURNISHINGS – 0.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	70,000	56,719
Tempur Sealy International, Inc.(1)	4.00	04/15/29	65,000	56,406
				113,125
HOUSEHOLD PRODUCTS/WARES – 0.3%
ACCO Brands Corp.(1)	4.25	03/15/29	55,000	46,984
Central Garden & Pet Co.	4.13	10/15/30	70,000	59,575
Central Garden & Pet Co.(1)	4.13	04/30/31	45,000	37,608
				144,167
HOUSEWARES – 0.7%
Newell Brands, Inc.	4.70	04/01/26	170,000	161,523
Newell Brands, Inc.	4.88	06/01/25	45,000	43,583
Newell Brands, Inc.	5.88	04/01/36	35,000	30,453
Newell Brands, Inc.	6.00	04/01/46	50,000	40,575
Newell Brands, Inc.	6.38	09/15/27	50,000	49,313
Newell Brands, Inc.	6.63	09/15/29	55,000	55,043
				380,490
INSURANCE – 0.8%
Assurant, Inc.	7.00	03/27/48	45,000	43,886
Genworth Holdings, Inc.	6.50	06/15/34	25,000	21,976
Global Atlantic Fin Co.(1)	4.70	10/15/51	60,000	43,297
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	85,000	68,119
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	75,000	46,726
MGIC Investment Corp.	5.25	08/15/28	60,000	57,181
NMI Holdings, Inc.(1)	7.38	06/01/25	35,000	35,377
Ohio National Financial Services, Inc.(1)	6.63	05/01/31	25,000	22,776
Ohio National Financial Services, Inc.(1)	6.80	01/24/30	50,000	46,550
				385,888

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.3%
Cogent Communications Group, Inc.(1)	3.50	05/01/26	$40,000	$37,131
Gen Digital, Inc.(1)	5.00	04/15/25	85,000	83,864
Gen Digital, Inc.(1)	6.75	09/30/27	75,000	75,330
Gen Digital, Inc.(1)	7.13	09/30/30	55,000	55,475
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	90,000	77,472
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	40,000	38,237
Match Group Holdings II LLC(1)	3.63	10/01/31	45,000	37,084
Match Group Holdings II LLC(1)	4.13	08/01/30	45,000	38,873
Match Group Holdings II LLC(1)	4.63	06/01/28	45,000	41,552
Match Group Holdings II LLC(1)	5.00	12/15/27	40,000	37,938
Match Group Holdings II LLC(1)	5.63	02/15/29	30,000	28,532
Rakuten Group, Inc.(1)	10.25	11/30/24	85,000	84,964
Ziff Davis, Inc.(1)	4.63	10/15/30	45,000	39,472
				675,924
INVESTMENT COMPANIES – 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	75,000	60,917
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75	09/15/24	145,000	140,430
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	125,000	110,357
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	105,000	98,539
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	25,000	23,953
				434,196
IRON/STEEL – 1.3%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	60,000	59,863
Carpenter Technology Corp.	6.38	07/15/28	30,000	29,578
Carpenter Technology Corp.	7.63	03/15/30	40,000	40,849
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	30,000	27,501
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	30,000	26,658
Cleveland-Cliffs, Inc.	5.88	06/01/27	50,000	49,153
Cleveland-Cliffs, Inc.(1)	6.75	03/15/26	60,000	60,419
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	90,000	87,664
Commercial Metals Co.	3.88	02/15/31	55,000	47,799
Commercial Metals Co.	4.13	01/15/30	25,000	22,403
Mineral Resources Ltd.(1)	8.13	05/01/27	90,000	90,192
Mineral Resources Ltd.(1)	8.50	05/01/30	65,000	65,759
United States Steel Corp.	6.65	06/01/37	25,000	24,503
United States Steel Corp.	6.88	03/01/29	39,000	38,563
				670,904
LEISURE TIME – 1.2%
Carnival Corp.(1)	4.00	08/01/28	215,000	191,352
Carnival Corp.(1)	9.88	08/01/27	80,000	83,711
Carnival Corp.(1)	10.50	02/01/26	65,000	68,576
Life Time, Inc.(1)	5.75	01/15/26	80,000	78,495
Royal Caribbean Cruises Ltd.(1)	8.25	01/15/29	95,000	99,302
Royal Caribbean Cruises Ltd.(1)	11.50	06/01/25	64,000	67,860
Vista Outdoor, Inc.(1)	4.50	03/15/29	45,000	38,317
				627,613

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 2.5%
Boyd Gaming Corp.	4.75	12/01/27	$90,000	$84,929
Boyd Gaming Corp.(1)	4.75	06/15/31	75,000	67,176
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	55,000	49,315
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	130,000	109,207
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	90,000	80,268
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	90,000	78,584
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	90,000	84,457
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	35,000	34,761
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	45,000	44,357
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	50,000	48,360
Las Vegas Sands Corp.	2.90	06/25/25	50,000	47,063
Las Vegas Sands Corp.	3.20	08/08/24	150,000	145,698
Las Vegas Sands Corp.	3.50	08/18/26	85,000	79,525
Las Vegas Sands Corp.	3.90	08/08/29	65,000	58,340
Travel + Leisure Co.(1)	4.50	12/01/29	55,000	47,315
Travel + Leisure Co.	6.00	04/01/27	40,000	39,240
Travel + Leisure Co.	6.60	10/01/25	75,000	75,416
Travel + Leisure Co.(1)	6.63	07/31/26	55,000	54,799
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	30,000	27,483
				1,256,293
MACHINERY-CONSTRUCTION & MINING – 0.1%
BWX Technologies, Inc.(1)	4.13	06/30/28	45,000	41,029
BWX Technologies, Inc.(1)	4.13	04/15/29	35,000	31,446
				72,475
MACHINERY-DIVERSIFIED – 0.2%
GrafTech Finance, Inc.(1)	4.63	12/15/28	45,000	37,446
GrafTech Global Enterprises, Inc.(1)	9.88	12/15/28	40,000	40,681
Mueller Water Products, Inc.(1)	4.00	06/15/29	45,000	40,141
				118,268
MEDIA – 7.1%
AMC Networks, Inc.	4.25	02/15/29	105,000	58,432
AMC Networks, Inc.	4.75	08/01/25	60,000	53,211
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	115,000	94,644
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	90,000	69,257
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	130,000	110,266
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	125,000	102,033
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	75,000	59,415
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	135,000	117,135
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	45,000	37,193
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	95,000	87,880
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	145,000	136,171
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	55,000	50,311
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	30,000	29,316
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	60,000	57,425
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	50,000	49,746
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	335,000	302,714

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 7.1% (Continued)
Gannett Holdings LLC(1)	6.00	11/01/26	$30,000	$25,857
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	70,000	57,960
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	115,000	107,673
News Corp.(1)	3.88	05/15/29	100,000	88,398
News Corp.(1)	5.13	02/15/32	40,000	36,636
Nexstar Media, Inc.(1)	4.75	11/01/28	85,000	74,989
Nexstar Media, Inc.(1)	5.63	07/15/27	165,000	155,268
Paramount Global	6.25	02/28/57	50,000	38,798
Paramount Global	6.38	03/30/62	100,000	82,535
Scripps Escrow II, Inc.(1)	3.88	01/15/29	55,000	45,778
Sinclair Television Group, Inc.(1)	4.13	12/01/30	70,000	45,706
Sirius XM Radio, Inc.(1)	3.13	09/01/26	85,000	76,779
Sirius XM Radio, Inc.(1)	3.88	09/01/31	140,000	109,740
Sirius XM Radio, Inc.(1)	4.00	07/15/28	175,000	152,428
Sirius XM Radio, Inc.(1)	4.13	07/01/30	140,000	115,426
Sirius XM Radio, Inc.(1)	5.00	08/01/27	140,000	130,200
Sirius XM Radio, Inc.(1)	5.50	07/01/29	95,000	86,884
TEGNA, Inc.	4.63	03/15/28	110,000	98,863
TEGNA, Inc.(1)	4.75	03/15/26	40,000	38,424
TEGNA, Inc.	5.00	09/15/29	95,000	84,760
UPC Broadband FinCo. BV(1)	4.88	07/15/31	105,000	88,278
Videotron Ltd.(1)	3.63	06/15/29	20,000	17,418
Videotron Ltd.(1)	5.13	04/15/27	85,000	82,041
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	80,000	68,599
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	130,000	120,131
VZ Secured Financing BV(1)	5.00	01/15/32	130,000	105,761
Ziggo BV(1)	4.88	01/15/30	100,000	84,768
				3,635,247
METAL FABRICATE/HARDWARE – 0.1%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	25,000	23,901
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	50,000	49,542
				73,443
MINING – 1.4%
Arconic Corp.(1)	6.00	05/15/25	85,000	86,353
Arconic Corp.(1)	6.13	02/15/28	60,000	61,640
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	150,000	129,165
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	55,000	51,482
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	65,000	62,408
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	55,000	52,859
Novelis Corp.(1)	3.25	11/15/26	70,000	63,698
Novelis Corp.(1)	3.88	08/15/31	70,000	58,363
Novelis Corp.(1)	4.75	01/30/30	135,000	121,471
Perenti Finance Pty Ltd.(1)	6.50	10/07/25	35,000	34,388
				721,827

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURER – 0.5%
Amsted Industries, Inc.(1)	5.63	07/01/27	$70,000	$68,210
Hillenbrand, Inc.	3.75	03/01/31	35,000	29,957
Hillenbrand, Inc.	5.00	09/15/26	25,000	24,502
Hillenbrand, Inc.	5.75	06/15/25	50,000	49,535
Trinity Industries, Inc.	4.55	10/01/24	25,000	24,468
Trinity Industries, Inc.(1)	7.75	07/15/28	45,000	45,812
				242,484
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	40,000	35,443

OFFICE/BUSINESS EQUIPMENT – 0.3%
Xerox Corp.	4.80	03/01/35	40,000	27,320
Xerox Corp.	6.75	12/15/39	25,000	19,299
Xerox Holdings Corp.(1)	5.00	08/15/25	80,000	76,832
Xerox Holdings Corp.(1)	5.50	08/15/28	60,000	52,709
				176,160
OIL & GAS – 6.3%
Antero Resources Corp.(1)	5.38	03/01/30	65,000	60,645
Antero Resources Corp.(1)	7.63	02/01/29	24,000	24,604
Baytex Energy Corp.(1)	8.50	04/30/30	65,000	65,925
Baytex Energy Corp.(1)	8.75	04/01/27	50,000	51,286
Chesapeake Energy Corp.(1)	5.50	02/01/26	45,000	44,339
Chesapeake Energy Corp.(1)	5.88	02/01/29	45,000	43,077
Chesapeake Energy Corp.(1)	6.75	04/15/29	85,000	84,699
Chord Energy Corp.(1)	6.38	06/01/26	25,000	24,834
Civitas Resources, Inc.(1)	5.00	10/15/26	40,000	37,790
Civitas Resources, Inc.(1)	8.38	07/01/28	120,000	123,577
Civitas Resources, Inc.(1)	8.75	07/01/31	120,000	124,350
CNX Resources Corp.(1)	6.00	01/15/29	45,000	42,130
CNX Resources Corp.(1)	7.25	03/14/27	24,000	24,025
CNX Resources Corp.(1)	7.38	01/15/31	55,000	54,585
Crescent Energy Finance LLC(1)	7.25	05/01/26	60,000	59,187
Crescent Energy Finance LLC(1)	9.25	02/15/28	65,000	66,176
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	112,000	110,421
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	85,000	82,841
Harbour Energy PLC(1)	5.50	10/15/26	30,000	27,965
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	25,000	23,147
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	55,000	50,888
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	45,000	40,920
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	80,000	76,653
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	36,393
Matador Resources Co.	5.88	09/15/26	60,000	58,443
Matador Resources Co.(1)	6.88	04/15/28	40,000	39,788
MEG Energy Corp.(1)	5.88	02/01/29	50,000	47,978
MEG Energy Corp.(1)	7.13	02/01/27	50,000	50,733
Murphy Oil Corp.	5.88	12/01/27	40,000	39,601
Murphy Oil Corp.	5.88	12/01/42	55,000	47,039
Murphy Oil Corp.	6.38	07/15/28	50,000	49,826

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.3% (Continued)
Neptune Energy Bondco PLC(1)	6.63	05/15/25	$70,000	$69,550
Parkland Corp.(1)	4.50	10/01/29	105,000	92,754
Parkland Corp.(1)	4.63	05/01/30	45,000	39,534
Parkland Corp.(1)	5.88	07/15/27	35,000	34,089
Patterson-UTI Energy, Inc.	3.95	02/01/28	45,000	41,477
Patterson-UTI Energy, Inc.	5.15	11/15/29	40,000	37,160
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	85,000	80,344
PBF Holding Co. LLC/PBF Finance Corp.	7.25	06/15/25	58,000	57,907
PDC Energy, Inc.	5.75	05/15/26	65,000	65,429
Petrofac Ltd.(1)	9.75	11/15/26	50,000	38,807
Range Resources Corp.(1)	4.75	02/15/30	25,000	23,000
Range Resources Corp.	4.88	05/15/25	75,000	73,671
Range Resources Corp.	8.25	01/15/29	55,000	57,278
Seadrill Finance Ltd.(1)	8.38	08/01/30	45,000	45,972
SM Energy Co.	5.63	06/01/25	30,000	29,427
SM Energy Co.	6.50	07/15/28	35,000	34,245
SM Energy Co.	6.63	01/15/27	35,000	34,456
SM Energy Co.	6.75	09/15/26	35,000	34,420
Southwestern Energy Co.	4.75	02/01/32	100,000	88,944
Southwestern Energy Co.	5.38	02/01/29	50,000	47,264
Southwestern Energy Co.	5.38	03/15/30	105,000	98,337
Southwestern Energy Co.	5.70	01/23/25	70,000	69,623
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	75,000	67,410
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	85,000	75,440
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	15,000	14,603
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	55,000	54,596
Valaris Ltd.(1)	8.38	04/30/30	60,000	61,446
Viper Energy Partners LP(1)	5.38	11/01/27	40,000	38,437
				3,219,485
OIL & GAS SERVICES – 0.1%
Weatherford International Ltd.(1)	6.50	09/15/28	40,000	40,045

PACKAGING & CONTAINERS – 3.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	50,000	43,240
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	50,000	49,392
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	105,000	98,455
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	70,000	68,645
Ball Corp.	2.88	08/15/30	125,000	103,256
Ball Corp.	3.13	09/15/31	55,000	45,202
Ball Corp.	4.88	03/15/26	60,000	58,720
Ball Corp.	5.25	07/01/25	95,000	94,253
Ball Corp.	6.00	06/15/29	100,000	100,125
Ball Corp.	6.88	03/15/28	75,000	76,797
Berry Global, Inc.(1)	5.63	07/15/27	70,000	68,350
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	45,000	42,436
Clearwater Paper Corp.(1)	4.75	08/15/28	30,000	26,441
Crown Americas LLC	5.25	04/01/30	50,000	47,750
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	55,000	52,058

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 3.1% (Continued)
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	$85,000	$82,247
Graphic Packaging International LLC(1)	3.50	03/15/28	75,000	67,374
Graphic Packaging International LLC(1)	3.75	02/01/30	60,000	52,262
Graphic Packaging International LLC	4.13	08/15/24	25,000	24,465
OI European Group BV(1)	4.75	02/15/30	45,000	40,684
Sealed Air Corp.(1)	4.00	12/01/27	50,000	46,110
Sealed Air Corp.(1)	5.00	04/15/29	45,000	42,049
Sealed Air Corp.(1)	5.13	12/01/24	20,000	19,730
Sealed Air Corp.(1)	5.50	09/15/25	30,000	29,581
Sealed Air Corp.(1)	6.88	07/15/33	20,000	20,933
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	100,000	99,641
Silgan Holdings, Inc.	4.13	02/01/28	65,000	59,117
TriMas Corp.(1)	4.13	04/15/29	30,000	26,596
				1,585,909
PHARMACEUTICALS – 1.2%
180 Medical, Inc.(1)	3.88	10/15/29	50,000	43,821
Horizon Therapeutics USA, Inc.(1)	5.50	08/01/27	45,000	45,506
Jazz Securities DAC(1)	4.38	01/15/29	130,000	115,702
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	200,000	179,437
Perrigo Finance Unlimited Co.	4.38	03/15/26	115,000	109,195
Perrigo Finance Unlimited Co.	4.65	06/15/30	80,000	71,750
Perrigo Finance Unlimited Co.	4.90	12/15/44	25,000	19,433
PRA Health Sciences, Inc.(1)	2.88	07/15/26	50,000	46,178
				631,022
PIPELINES – 7.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	70,000	65,692
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	85,000	82,297
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	30,000	28,875
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	50,000	51,103
Buckeye Partners LP	3.95	12/01/26	75,000	68,885
Buckeye Partners LP(1)	4.13	03/01/25	44,000	42,391
Buckeye Partners LP	4.13	12/01/27	68,000	61,605
Buckeye Partners LP(1)	4.50	03/01/28	30,000	27,124
Buckeye Partners LP	5.85	11/15/43	55,000	42,588
CNX Midstream Partners LP(1)	4.75	04/15/30	35,000	30,368
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	125,000	113,818
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	5.63	05/01/27	100,000	95,092
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.75	04/01/25	15,000	14,789
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	6.00	02/01/29	70,000	66,039
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	7.38	02/01/31	50,000	49,918
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	8.00	04/01/29	30,000	30,530
DT Midstream, Inc.(1)	4.13	06/15/29	90,000	79,877
DT Midstream, Inc.(1)	4.38	06/15/31	105,000	91,264
EnLink Midstream LLC	5.38	06/01/29	45,000	42,875
EnLink Midstream LLC(1)	5.63	01/15/28	40,000	39,141
EnLink Midstream LLC(1)	6.50	09/01/30	90,000	90,669
EnLink Midstream Partners LP	4.15	06/01/25	68,000	65,519
EnLink Midstream Partners LP	5.05	04/01/45	40,000	31,863

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.9% (Continued)
EnLink Midstream Partners LP	5.45	06/01/47	$55,000	$45,546
EnLink Midstream Partners LP	5.60	04/01/44	30,000	24,715
EQM Midstream Partners LP	4.00	08/01/24	20,000	19,592
EQM Midstream Partners LP	4.13	12/01/26	45,000	42,298
EQM Midstream Partners LP(1)	4.50	01/15/29	60,000	54,885
EQM Midstream Partners LP(1)	4.75	01/15/31	125,000	111,713
EQM Midstream Partners LP	5.50	07/15/28	95,000	91,500
EQM Midstream Partners LP(1)	6.00	07/01/25	30,000	29,812
EQM Midstream Partners LP(1)	6.50	07/01/27	80,000	79,693
EQM Midstream Partners LP	6.50	07/15/48	40,000	36,584
EQM Midstream Partners LP(1)	7.50	06/01/27	50,000	50,789
EQM Midstream Partners LP(1)	7.50	06/01/30	25,000	25,803
Harvest Midstream I LP(1)	7.50	09/01/28	70,000	68,858
Hess Midstream Operations LP(1)	4.25	02/15/30	130,000	114,192
Hess Midstream Operations LP(1)	5.50	10/15/30	20,000	18,818
Hess Midstream Operations LP(1)	5.63	02/15/26	70,000	69,013
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	5.00	02/01/28	45,000	42,132
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	6.38	04/15/27	30,000	29,909
Kinetik Holdings LP(1)	5.88	06/15/30	85,000	81,789
New Fortress Energy, Inc.(1)	6.50	09/30/26	135,000	124,040
New Fortress Energy, Inc.(1)	6.75	09/15/25	115,000	109,651
Northriver Midstream Finance LP(1)	5.63	02/15/26	30,000	28,698
NuStar Logistics LP	5.63	04/28/27	55,000	53,418
NuStar Logistics LP	6.00	06/01/26	85,000	83,730
NuStar Logistics LP	6.38	10/01/30	65,000	62,748
Rockies Express Pipeline LLC(1)	3.60	05/15/25	70,000	66,739
Rockies Express Pipeline LLC(1)	4.95	07/15/29	40,000	36,773
Rockies Express Pipeline LLC(1)	7.50	07/15/38	80,000	74,047
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	120,000	110,516
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	65,000	57,756
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	25,000	21,789
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.50	10/01/25	65,000	65,173
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	135,000	117,019
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	105,000	85,309
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	110,000	93,406
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	75,000	73,404
Venture Global LNG, Inc.(1)	8.13	06/01/28	215,000	218,723
Venture Global LNG, Inc.(1)	8.38	06/01/31	200,000	203,126
				4,036,028
REAL ESTATE – 0.5%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	55,000	50,477
Greystar Real Estate Partners LLC(1)	5.75	12/01/25	55,000	54,131
Howard Hughes Corp.(1)	4.13	02/01/29	40,000	33,846
Howard Hughes Corp.(1)	4.38	02/01/31	85,000	70,013
Howard Hughes Corp.(1)	5.38	08/01/28	65,000	59,710
				268,177

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 4.3%
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	$35,000	$30,128
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	4.50	04/01/27	115,000	99,622
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	5.75	05/15/26	25,000	23,479
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	30,000	26,696
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	40,000	31,956
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	115,000	103,986
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	30,000	24,027
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	20,000	19,700
Iron Mountain, Inc.(1)	4.50	02/15/31	75,000	64,732
Iron Mountain, Inc.(1)	4.88	09/15/27	85,000	79,803
Iron Mountain, Inc.(1)	4.88	09/15/29	90,000	81,263
Iron Mountain, Inc.(1)	5.00	07/15/28	25,000	23,174
Iron Mountain, Inc.(1)	5.25	03/15/28	65,000	61,034
Iron Mountain, Inc.(1)	5.25	07/15/30	130,000	117,637
Iron Mountain, Inc.(1)	5.63	07/15/32	140,000	126,256
Iron Mountain, Inc.(1)	7.00	02/15/29	100,000	100,434
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	70,000	63,039
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	85,000	71,742
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	115,000	83,115
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	75,000	59,660
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	130,000	114,086
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	40,000	36,856
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	50,000	38,807
Office Properties Income Trust	2.40	02/01/27	40,000	27,119
Office Properties Income Trust	2.65	06/15/26	25,000	18,615
Office Properties Income Trust	3.45	10/15/31	30,000	15,798
Office Properties Income Trust	4.50	02/01/25	50,000	44,115
RLJ Lodging Trust LP(1)	3.75	07/01/26	45,000	41,498
RLJ Lodging Trust LP(1)	4.00	09/15/29	55,000	46,150
SBA Communications Corp.	3.13	02/01/29	140,000	118,160
SBA Communications Corp.	3.88	02/15/27	135,000	124,493
Service Properties Trust	5.50	12/15/27	35,000	30,755
Service Properties Trust	7.50	09/15/25	80,000	79,140
Starwood Property Trust, Inc.(1)	3.75	12/31/24	63,000	60,228
Starwood Property Trust, Inc.(1)	4.38	01/15/27	45,000	39,984
Starwood Property Trust, Inc.	4.75	03/15/25	50,000	48,312
				2,175,599
RETAIL – 5.2%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	70,000	61,577
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	140,000	128,342
1011778 BC ULC/New Red Finance, Inc.(1)	5.75	04/15/25	45,000	44,764
Abercrombie & Fitch Management Co.(1)	8.75	07/15/25	20,000	20,307
Academy Ltd.(1)	6.00	11/15/27	20,000	19,343
Asbury Automotive Group, Inc.	4.50	03/01/28	40,000	36,643
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	65,000	57,564
Asbury Automotive Group, Inc.	4.75	03/01/30	40,000	35,363

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.2% (Continued)
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	$50,000	$43,620
Bath & Body Works, Inc.	5.25	02/01/28	55,000	52,450
Bath & Body Works, Inc.(1)	6.63	10/01/30	85,000	82,219
Bath & Body Works, Inc.	6.69	01/15/27	25,000	25,101
Bath & Body Works, Inc.	6.75	07/01/36	55,000	50,069
Bath & Body Works, Inc.	6.88	11/01/35	80,000	74,319
Bath & Body Works, Inc.	7.50	06/15/29	35,000	35,477
Bath & Body Works, Inc.(1)	9.38	07/01/25	35,000	36,976
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	25,000	23,824
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	55,000	55,193
FirstCash, Inc.(1)	4.63	09/01/28	45,000	40,196
FirstCash, Inc.(1)	5.63	01/01/30	55,000	50,815
Foot Locker, Inc.(1)	4.00	10/01/29	35,000	27,243
Gap, Inc.(1)	3.63	10/01/29	65,000	48,555
Gap, Inc.(1)	3.88	10/01/31	65,000	46,541
Group 1 Automotive, Inc.(1)	4.00	08/15/28	65,000	57,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	55,000	53,201
Kohl’s Corp.	4.25	07/17/25	25,000	23,450
Kohl’s Corp.	4.63	05/01/31	65,000	48,051
Kohl’s Corp.	5.55	07/17/45	30,000	19,275
Lithia Motors, Inc.(1)	3.88	06/01/29	100,000	86,216
Lithia Motors, Inc.(1)	4.38	01/15/31	30,000	25,814
Lithia Motors, Inc.(1)	4.63	12/15/27	25,000	23,165
Macy’s Retail Holdings LLC	4.50	12/15/34	40,000	29,218
Macy’s Retail Holdings LLC	5.13	01/15/42	25,000	17,272
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	55,000	51,149
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	25,000	22,601
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	60,000	53,600
Marks & Spencer PLC(1)	7.13	12/01/37	30,000	28,356
Murphy Oil USA, Inc.(1)	3.75	02/15/31	40,000	33,986
Murphy Oil USA, Inc.	4.75	09/15/29	65,000	59,682
Nordstrom, Inc.	4.00	03/15/27	30,000	27,220
Nordstrom, Inc.	4.25	08/01/31	25,000	19,737
Nordstrom, Inc.	4.38	04/01/30	45,000	38,002
Nordstrom, Inc.	5.00	01/15/44	105,000	71,630
Nordstrom, Inc.	6.95	03/15/28	20,000	19,844
Penske Automotive Group, Inc.	3.50	09/01/25	40,000	38,189
Penske Automotive Group, Inc.	3.75	06/15/29	54,000	46,755
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	100,000	91,795
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	50,000	49,736
Sonic Automotive, Inc.(1)	4.63	11/15/29	30,000	25,730
Sonic Automotive, Inc.(1)	4.88	11/15/31	70,000	58,174
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	50,000	43,998
Yum! Brands, Inc.	3.63	03/15/31	80,000	68,646
Yum! Brands, Inc.	4.63	01/31/32	25,000	22,669
Yum! Brands, Inc.(1)	4.75	01/15/30	95,000	88,699
Yum! Brands, Inc.	5.35	11/01/43	25,000	22,509

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.2% (Continued)
Yum! Brands, Inc.	5.38	04/01/32	$165,000	$156,344
Yum! Brands, Inc.	6.88	11/15/37	30,000	32,164
				2,651,003
SEMICONDUCTORS – 0.9%
Amkor Technology, Inc.(1)	6.63	09/15/27	50,000	50,176
ams-OSRAM AG(1)	7.00	07/31/25	40,000	35,145
Entegris Escrow Corp.(1)	4.75	04/15/29	150,000	140,071
Entegris Escrow Corp.(1)	5.95	06/15/30	85,000	81,598
Entegris, Inc.(1)	4.38	04/15/28	55,000	50,087
ON Semiconductor Corp.(1)	3.88	09/01/28	50,000	45,333
Synaptics, Inc.(1)	4.00	06/15/29	40,000	34,570
				436,980
SOFTWARE – 1.5%
Camelot Finance SA(1)	4.50	11/01/26	60,000	56,645
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	80,000	71,386
Fair Isaac Corp.(1)	4.00	06/15/28	75,000	68,901
Fair Isaac Corp.(1)	5.25	05/15/26	30,000	29,471
Open Text Corp.(1)	3.88	02/15/28	85,000	75,691
Open Text Corp.(1)	3.88	12/01/29	85,000	71,977
Open Text Holdings, Inc.(1)	4.13	02/15/30	65,000	55,780
Open Text Holdings, Inc.(1)	4.13	12/01/31	65,000	53,939
PTC, Inc.(1)	3.63	02/15/25	40,000	38,683
PTC, Inc.(1)	4.00	02/15/28	60,000	55,120
ROBLOX Corp.(1)	3.88	05/01/30	90,000	75,693
Twilio, Inc.	3.63	03/15/29	45,000	38,660
Twilio, Inc.	3.88	03/15/31	55,000	46,641
				738,587
TELECOMMUNICATIONS – 2.9%
British Telecommunications PLC(1)	4.25	11/23/81	45,000	40,018
British Telecommunications PLC(1)	4.88	11/23/81	40,000	32,816
Ciena Corp.(1)	4.00	01/31/30	30,000	26,280
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	180,000	172,732
Hughes Satellite Systems Corp.	5.25	08/01/26	65,000	60,512
Level 3 Financing, Inc.(1)	3.40	03/01/27	65,000	57,388
Level 3 Financing, Inc.(1)	3.88	11/15/29	60,000	51,094
Level 3 Financing, Inc.(1)	10.50	05/15/30	90,000	93,335
Millicom International Cellular SA(1)	4.50	04/27/31	95,000	75,680
Millicom International Cellular SA(1)	6.25	03/25/29	72,000	65,934
Qwest Corp.	7.25	09/15/25	25,000	24,386
Rogers Communications, Inc.(1)	5.25	03/15/82	65,000	60,013
Sable International Finance Ltd.(1)	5.75	09/07/27	50,000	46,767
United States Cellular Corp.	6.70	12/15/33	45,000	39,078
Viasat, Inc.(1)	5.63	04/15/27	50,000	45,096
Viavi Solutions, Inc.(1)	3.75	10/01/29	30,000	25,771
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	130,000	107,766
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	120,000	101,402
Vodafone Group PLC	3.25	06/04/81	55,000	48,634

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 2.9% (Continued)
Vodafone Group PLC	4.13	06/04/81	$75,000	$59,705
Vodafone Group PLC	5.13	06/04/81	105,000	76,451
Vodafone Group PLC	7.00	04/04/79	160,000	164,589
				1,475,447
TRANSPORTATION – 0.5%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	45,000	40,067
Danaos Corp.(1)	8.50	03/01/28	25,000	25,286
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	55,000	46,664
Rand Parent LLC(1)	8.50	02/15/30	75,000	70,636
XPO CNW, Inc.	6.70	05/01/34	25,000	24,735
XPO Escrow Sub LLC(1)	7.50	11/15/27	30,000	31,041
XPO, Inc.(1)	7.13	06/01/31	40,000	40,512
				278,941
TRUCKING & LEASING – 0.5%
AerCap Global Aviation Trust(1)	6.50	06/15/45	45,000	43,986
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	85,000	78,681
Fortress Transportation & Infrastructure Investors LLC(1)	6.50	10/01/25	65,000	64,447
Fortress Transportation & Infrastructure Investors LLC(1)	9.75	08/01/27	40,000	41,683
				228,797
TOTAL CORPORATE BONDS (Cost – $50,761,133)				50,195,242

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
Sumitomo Mitsui Trust Bank, London	4.68	08/01/23	378,598	378,598
TOTAL SHORT-TERM INVESTMENTS (Cost – $378,598)				378,598

TOTAL INVESTMENTS – 99.2% (Cost – $51,139,731)				$50,573,840
OTHER ASSETS LESS LIABILITIES – 0.8%				414,245
NET ASSETS – 100.0%				$50,988,085

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2023, amounts to $33,919,110 and represents 66.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$50,195,242	$–	$50,195,242
Time Deposits	–	378,598	–	378,598
Total Investments	$–	$50,573,840	$–	$50,573,840

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.1%
REAL ESTATE – 0.1%
WeWork, Inc. Class A*	53,570	$11,598
TOTAL COMMON STOCKS (Cost – $49,477)		11,598

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 96.8%
ADVERTISING – 2.0%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$100,000	79,707
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	90,000	75,364
CMG Media Corp.(1)	8.88	12/15/27	100,000	78,170
				233,241
AEROSPACE/DEFENSE – 0.9%
Spirit AeroSystems, Inc.	4.60	06/15/28	70,000	59,625
Triumph Group, Inc.	7.75	08/15/25	50,000	48,344
				107,969
AGRICULTURE – 0.4%
Vector Group Ltd.(1)	10.50	11/01/26	50,000	50,048

AIRLINES – 0.4%
American Airlines Group, Inc.(1)	3.75	03/01/25	45,000	42,849

AUTO MANUFACTURERS – 1.9%
Aston Martin Capital Holdings Ltd.(1)	10.50	11/30/25	110,000	111,339
McLaren Finance PLC(1)	7.50	08/01/26	55,000	49,303
PM General Purchaser LLC(1)	9.50	10/01/28	60,000	58,875
				219,517
AUTO PARTS & EQUIPMENT – 2.7%
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	155,000	157,226
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	50,000	46,043
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	65,000	55,809
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	55,000	44,429
				303,507
BEVERAGES – 0.5%
Triton Water Holdings, Inc.(1)	6.25	04/01/29	70,000	59,213

BIOTECHNOLOGY – 0.1%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	25,000	13,902

BUILDING MATERIALS – 1.2%
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	25,000	20,720
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	42,000	34,708
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	50,000	47,701
Victors Merger Corp.(1)	6.38	05/15/29	40,000	28,328
				131,457
CHEMICALS – 3.3%
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	30,000	17,478
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	45,000	41,180
Innophos Holdings, Inc.(1)	9.38	02/15/28	30,000	29,866
Iris Holding, Inc.(1)	10.00	12/15/28	35,000	27,738

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.3% (Continued)
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	$28,000	$23,408
Olympus Water US Holding Corp.(1)	6.25	10/01/29	35,000	25,835
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	30,000	17,520
Rayonier AM Products, Inc.(1)	5.50	06/01/24	25,000	24,965
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	60,000	52,212
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	30,000	17,669
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.38	09/01/25	55,000	50,065
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	65,000	53,139
				381,075
COAL – 0.2%
Conuma Resources Ltd.(1)	13.13	05/01/28	20,000	18,925

COMMERCIAL SERVICES – 5.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	75,000	57,302
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	110,000	101,011
Aptim Corp.(1)	7.75	06/15/25	50,000	40,750
Cimpress PLC	7.00	06/15/26	55,000	51,977
Deluxe Corp.(1)	8.00	06/01/29	50,000	42,054
Garda World Security Corp.(1)	6.00	06/01/29	65,000	54,155
Garda World Security Corp.(1)	9.50	11/01/27	40,000	39,202
Metis Merger Sub LLC(1)	6.50	05/15/29	65,000	55,316
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	95,000	72,547
PECF USS Intermediate Holding III Corp.(1)	8.00	11/15/29	50,000	27,685
Signal Parent, Inc.(1)	6.13	04/01/29	25,000	15,250
Verscend Escrow Corp.(1)	9.75	08/15/26	105,000	105,393
				662,642
COMPUTERS – 3.5%
Ahead DB Holdings LLC(1)	6.63	05/01/28	40,000	34,555
McAfee Corp.(1)	7.38	02/15/30	190,000	164,387
Presidio Holdings, Inc.(1)	8.25	02/01/28	50,000	48,550
Vericast Corp.(1)	11.00	09/15/26	120,000	126,450
Virtusa Corp.(1)	7.13	12/15/28	35,000	29,381
				403,323
DISTRIBUTION/WHOLESALE – 0.5%
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	55,000	52,371

DIVERSIFIED FINANCIAL SERVICES – 4.5%
Advisor Group Holdings, Inc.(1)	10.75	08/01/27	45,000	46,197
Aretec Escrow Issuer, Inc.(1)	7.50	04/01/29	30,000	27,143
Armor Holdco, Inc.(1)	8.50	11/15/29	34,000	28,968
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	35,000	23,838
Curo Group Holdings Corp.(1)	7.50	08/01/28	80,000	18,300
Curo Group Holdings Corp.(1)	7.50	08/01/28	15,000	5,818
Finance of America Funding LLC(1)	7.88	11/15/25	35,000	29,337
Hightower Holding LLC(1)	6.75	04/15/29	20,000	17,554
Home Point Capital, Inc.(1)	5.00	02/01/26	55,000	51,380
LD Holdings Group LLC(1)	6.13	04/01/28	50,000	32,307
LD Holdings Group LLC(1)	6.50	11/01/25	45,000	37,319

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.5% (Continued)
NFP Corp.(1)	6.88	08/15/28	$195,000	$172,825
World Acceptance Corp.(1)	7.00	11/01/26	25,000	21,975
				512,961
ELECTRIC – 0.6%
Pike Corp.(1)	5.50	09/01/28	70,000	63,068

ENGINEERING & CONSTRUCTION – 1.5%
Artera Services LLC(1)	9.03	12/04/25	95,000	89,443
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	25,000	20,908
INNOVATE Corp.(1)	8.50	02/01/26	30,000	23,100
Tutor Perini Corp.(1)	6.88	05/01/25	50,000	42,893
				176,344
ENTERTAINMENT – 1.9%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	65,000	36,962
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	90,000	61,758
Motion Bondco DAC(1)	6.63	11/15/27	40,000	37,011
Universal Entertainment Corp.(1),(2)	8.75	12/11/24	75,000	75,667
				211,398
ENVIRONMENTAL CONTROL – 1.2%
Madison IAQ LLC(1)	5.88	06/30/29	100,000	84,001
Waste Pro USA, Inc.(1)	5.50	02/15/26	50,000	47,423
				131,424
FOOD – 2.4%
B&G Foods, Inc.	5.25	04/01/25	85,000	81,056
B&G Foods, Inc.	5.25	09/15/27	50,000	43,180
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.50	04/15/25	55,000	54,919
H-Food Holdings LLC/Hearthside Finance Co., Inc.(1)	8.50	06/01/26	20,000	7,726
Sigma Holdco BV(1)	7.88	05/15/26	50,000	43,791
TreeHouse Foods, Inc.	4.00	09/01/28	45,000	39,337
				270,009
FOOD SERVICE – 0.4%
TKC Holdings, Inc.(1)	10.50	05/15/29	60,000	45,671

FOREST PRODUCTS & PAPER – 0.3%
Glatfelter Corp.(1)	4.75	11/15/29	50,000	34,633

HAND/MACHINE TOOLS – 0.3%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	40,000	40,150

HEALTHCARE-SERVICES – 5.3%
AHP Health Partners, Inc.(1)	5.75	07/15/29	30,000	26,148
Akumin Escrow, Inc.(1)	7.50	08/01/28	50,000	37,146
Akumin, Inc.(1)	7.00	11/01/25	25,000	21,529
Cano Health LLC(1)	6.25	10/01/28	35,000	21,737
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	100,000	63,143
CHS/Community Health Systems, Inc.(1)	6.88	04/01/28	70,000	43,100
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	145,000	96,269
Global Medical Response, Inc.(1)	6.50	10/01/25	60,000	35,700

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.3% (Continued)
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	8.50	05/01/26	$34,000	$30,802
LifePoint Health, Inc.(1)	5.38	01/15/29	47,000	33,317
Radiology Partners, Inc.(1)	9.25	02/01/28	55,000	21,241
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	110,000	103,280
RP Escrow Issuer LLC(1)	5.25	12/15/25	80,000	54,641
Surgery Center Holdings, Inc.(1)	10.00	04/15/27	20,000	20,486
				608,539
HOUSEHOLD PRODUCTS/WARES – 0.4%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	50,000	44,068

HOUSEWARES – 0.3%
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	55,000	34,039

INSURANCE – 6.9%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	40,000	34,340
Acrisure LLC/Acrisure Finance, Inc.(1)	7.00	11/15/25	88,000	85,060
Acrisure LLC/Acrisure Finance, Inc.(1)	10.13	08/01/26	44,000	45,085
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	5.88	11/01/29	25,000	22,144
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	10/15/27	140,000	132,757
AssuredPartners, Inc.(1)	5.63	01/15/29	50,000	43,691
AssuredPartners, Inc.(1)	7.00	08/15/25	45,000	44,475
BroadStreet Partners, Inc.(1)	5.88	04/15/29	60,000	53,635
GTCR AP Finance, Inc.(1)	8.00	05/15/27	50,000	49,567
HUB International Ltd.(1)	5.63	12/01/29	36,000	32,163
HUB International Ltd.(1)	7.00	05/01/26	170,000	169,853
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	20,000	19,824
USI, Inc./NY(1)	6.88	05/01/25	50,000	49,845
				782,439
INTERNET – 1.4%
Arches Buyer, Inc.(1)	6.13	12/01/28	47,000	40,526
Cablevision Lightpath LLC(1)	5.63	09/15/28	40,000	30,502
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	65,000	48,004
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	6.00	02/15/28	20,000	15,821
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	10.75	06/01/28	25,000	22,920
				157,773
LEISURE TIME – 4.4%
Constellation Merger Sub, Inc.(1)	8.50	09/15/25	30,000	25,279
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	50,000	40,961
NCL Corp. Ltd.(1)	3.63	12/15/24	40,000	38,451
NCL Corp. Ltd.(1)	5.88	03/15/26	100,000	94,716
NCL Corp. Ltd.(1)	7.75	02/15/29	60,000	57,513
NCL Finance Ltd.(1)	6.13	03/15/28	35,000	31,882
Viking Cruises Ltd.(1)	5.88	09/15/27	80,000	74,879
Viking Cruises Ltd.(1)	6.25	05/15/25	15,000	14,738
Viking Cruises Ltd.(1)	7.00	02/15/29	52,000	49,057
Viking Cruises Ltd.(1)	9.13	07/15/31	70,000	72,037
				499,513

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 0.3%
Full House Resorts, Inc.(1)	8.25	02/15/28	$40,000	$36,938

MACHINERY-DIVERSIFIED – 1.2%
OT Merger Corp.(1)	7.88	10/15/29	24,000	15,598
SPX FLOW, Inc.(1)	8.75	04/01/30	50,000	46,172
Titan Acquisition Ltd./Titan Co.-Borrower LLC(1)	7.75	04/15/26	55,000	51,151
TK Elevator Holdco GmbH(1)	7.63	07/15/28	30,000	28,010
				140,931
MEDIA – 6.7%
Beasley Mezzanine Holdings LLC(1)	8.63	02/01/26	30,000	19,548
CSC Holdings LLC(1)	4.63	12/01/30	140,000	70,475
CSC Holdings LLC(1)	5.00	11/15/31	50,000	25,314
CSC Holdings LLC(1)	5.75	01/15/30	140,000	72,643
CSC Holdings LLC(1)	7.50	04/01/28	90,000	55,707
DISH DBS Corp.	5.13	06/01/29	80,000	40,300
DISH DBS Corp.	5.88	11/15/24	100,000	91,429
DISH DBS Corp.	7.38	07/01/28	50,000	28,185
DISH DBS Corp.	7.75	07/01/26	110,000	71,259
iHeartCommunications, Inc.	8.38	05/01/27	90,000	61,673
Liberty Interactive LLC	8.25	02/01/30	50,000	19,000
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	60,000	51,663
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	85,000	69,170
Radiate Holdco LLC/Radiate Finance, Inc.(1)	6.50	09/15/28	95,000	57,055
Spanish Broadcasting System, Inc.(1)	9.75	03/01/26	35,000	24,148
				757,569
METAL FABRICATE/HARDWARE – 0.2%
Park-Ohio Industries, Inc.	6.63	04/15/27	25,000	22,002

MINING – 0.4%
Coeur Mining, Inc.(1)	5.13	02/15/29	25,000	20,776
IAMGOLD Corp.(1)	5.75	10/15/28	40,000	30,850
				51,626
MISCELLANEOUS MANUFACTURERS – 1.0%
FXI Holdings, Inc.(1)	12.25	11/15/26	70,000	65,275
FXI Holdings, Inc.(1)	12.25	11/15/26	47,000	43,593
				108,868
OIL & GAS – 4.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	40,000	38,495
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	25,000	24,969
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	38,000	39,174
Global Marine, Inc.	7.00	06/01/28	30,000	26,325
Nabors Industries Ltd.(1)	7.25	01/15/26	55,000	53,013
Nabors Industries Ltd.(1)	7.50	01/15/28	40,000	36,735
Nabors Industries, Inc.	5.75	02/01/25	35,000	34,332
Transocean, Inc.	6.80	03/15/38	45,000	36,000
Transocean, Inc.(1)	7.25	11/01/25	25,000	24,696
Transocean, Inc.(1)	7.50	01/15/26	25,000	24,585

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 4.2% (Continued)
Transocean, Inc.	7.50	04/15/31	$25,000	$21,884
Transocean, Inc.(1)	8.00	02/01/27	45,000	43,427
Transocean, Inc.(1)	11.50	01/30/27	70,000	73,484
				477,119
OIL & GAS SERVICES – 0.2%
Nine Energy Service, Inc.	13.00	02/01/28	30,000	27,110

PACKAGING & CONTAINERS – 5.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	60,000	51,574
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	110,000	94,553
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	105,000	95,311
Graham Packaging Co., Inc.(1)	7.13	08/15/28	47,000	41,203
LABL, Inc.(1)	8.25	11/01/29	35,000	29,107
LABL, Inc.(1)	10.50	07/15/27	75,000	71,517
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	130,000	120,960
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	50,000	53,009
Trivium Packaging Finance BV(1)	8.50	08/15/27	60,000	57,790
				615,024
PHARMACEUTICALS – 0.9%
Bausch Health Cos, Inc.(1)	14.00	10/15/30	35,000	22,323
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	11.50	12/15/28	50,000	43,192
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	45,000	38,886
				104,401
PIPELINES – 0.8%
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	55,000	53,901
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.75	04/15/25	15,000	13,555
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	30,000	26,381
				93,837
REAL ESTATE INVESTMENT TRUST (REITS) – 2.1%
Diversified Healthcare Trust	4.38	03/01/31	50,000	36,495
Diversified Healthcare Trust	4.75	02/15/28	50,000	36,717
Diversified Healthcare Trust	9.75	06/15/25	45,000	44,573
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	55,000	36,424
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	115,000	80,102
				234,311
RETAIL – 7.1%
99 Escrow Issuer, Inc.(1)	7.50	01/15/26	25,000	9,813
At Home Group, Inc.(1)	4.88	07/15/28	30,000	17,060
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	20,000	16,891
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	115,000	98,807
Foundation Building Materials, Inc.(1)	6.00	03/01/29	35,000	30,362
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	40,000	26,367
Guitar Center, Inc.(1)	8.50	01/15/26	55,000	50,661
LBM Acquisition LLC(1)	6.25	01/15/29	80,000	69,090
Michaels Cos, Inc.(1)	7.88	05/01/29	110,000	78,511
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	105,000	98,258

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 7.1% (Continued)
Park River Holdings, Inc.(1)	5.63	02/01/29	$25,000	$20,034
Park River Holdings, Inc.(1)	6.75	08/01/29	35,000	28,402
Rite Aid Corp.(1)	8.00	11/15/26	105,000	52,617
SRS Distribution, Inc.(1)	6.00	12/01/29	85,000	73,854
SRS Distribution, Inc.(1)	6.13	07/01/29	40,000	35,138
Staples, Inc.(1)	10.75	04/15/27	85,000	48,704
White Capital Buyer LLC(1)	6.88	10/15/28	55,000	49,615
				804,184
SOFTWARE – 5.1%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	220,000	186,680
Boxer Parent Co., Inc.(1)	9.13	03/01/26	24,000	24,107
Castle US Holding Corp.(1)	9.50	02/15/28	30,000	17,134
Cloud Software Group, Inc.(1)	9.00	09/30/29	250,000	224,238
CWT Travel Group, Inc.(1)	8.50	11/19/26	55,000	26,675
Rackspace Technology Global, Inc.(1)	3.50	02/15/28	25,000	11,212
Rackspace Technology Global, Inc.(1)	5.38	12/01/28	55,000	15,316
Rocket Software, Inc.(1)	6.50	02/15/29	60,000	51,311
West Technology Group LLC(1)	8.50	04/10/27	30,000	25,425
				582,098
TELECOMMUNICATIONS – 4.9%
Altice France Holding SA(1)	6.00	02/15/28	100,000	37,320
Altice France Holding SA(1)	10.50	05/15/27	145,000	61,532
CommScope Technologies LLC(1)	5.00	03/15/27	66,000	44,099
CommScope Technologies LLC(1)	6.00	06/15/25	100,000	90,811
CommScope, Inc.(1)	7.13	07/01/28	55,000	36,361
CommScope, Inc.(1)	8.25	03/01/27	70,000	53,069
Embarq Corp.	8.00	06/01/36	112,000	63,421
Lumen Technologies, Inc.(1)	4.50	01/15/29	50,000	20,545
Lumen Technologies, Inc.(1)	5.13	12/15/26	25,000	13,027
Lumen Technologies, Inc.	7.60	09/15/39	60,000	21,954
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	25,000	14,687
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	60,000	36,061
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	105,000	64,845
				557,732
TEXTILES – 0.4%
Eagle Intermediate Global Holding BV/Eagle US Finance LLC(1)	7.50	05/01/25	65,000	43,306

TRANSPORTATION – 0.7%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	30,000	23,661
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	55,000	52,749
				76,410
TOTAL CORPORATE BONDS (Cost – $11,144,343)				11,025,534

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Citibank, New York	4.68	08/01/23	$42,394	$42,394
TOTAL SHORT-TERM INVESTMENTS (Cost – $42,394)				42,394

TOTAL INVESTMENTS – 97.3% (Cost – $11,236,214)				$11,079,526
OTHER ASSETS LESS LIABILITIES – 2.7%				303,624
NET ASSETS – 100.0%				$11,383,150

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2023, amounts to $9,925,519 and represents 87.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2023.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,598	$–	$–	$11,598
Corporate Bonds	–	11,025,534	–	11,025,534
Time Deposits	–	42,394	–	42,394
Total Investments	$11,598	$11,067,928	$–	$11,079,526

BONDBLOXX ETF TRUST

BondBloxx JPM USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 11.1%
BANKS – 0.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands	4.38	10/14/25	$200,000	$194,935
Banco Nacional de Panama	2.50	08/11/30	425,000	339,297
				534,232
CHEMICALS – 0.5%
CNAC HK Finbridge Co. Ltd.	3.00	09/22/30	200,000	169,425
CNAC HK Finbridge Co. Ltd.	3.38	06/19/24	275,000	268,822
CNAC HK Finbridge Co. Ltd.	4.13	07/19/27	200,000	188,968
CNAC HK Finbridge Co. Ltd.	5.13	03/14/28	300,000	293,294
				920,509
COMMERCIAL SERVICES – 0.3%
DP World Crescent Ltd.	3.88	07/18/29	400,000	376,586
Pelabuhan Indonesia Persero PT	4.25	05/05/25	200,000	196,291
				572,877
DIVERSIFIED FINANCIAL SERVICES – 0.2%
Power Sector Assets & Liabilities Management Corp.	7.39	12/02/24	425,000	435,504

ELECTRIC – 1.6%
Comision Federal de Electricidad	4.69	05/15/29	200,000	182,738
Eskom Holdings SOC Ltd.	6.35	08/10/28	450,000	431,116
Eskom Holdings SOC Ltd.	7.13	02/11/25	550,000	547,816
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13	05/15/27	275,000	263,201
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.45	05/21/28	200,000	199,910
SPIC MTN Co. Ltd.	1.63	07/27/25	225,000	208,143
State Grid Overseas Investment 2014 Ltd.	4.13	05/07/24	275,000	271,642
State Grid Overseas Investment BVI Ltd.	1.63	08/05/30	225,000	185,432
State Grid Overseas Investment BVI Ltd.	3.50	05/04/27	600,000	573,894
Three Gorges Finance I Cayman Islands Ltd.	3.15	06/02/26	225,000	212,325
				3,076,217
INVESTMENT COMPANIES – 1.1%
Gaci First Investment Co.	4.75	02/14/30	400,000	394,254
Gaci First Investment Co.	5.00	10/13/27	250,000	249,416
Gaci First Investment Co.	5.25	10/13/32	300,000	304,908
MDGH GMTN RSC Ltd.	2.50	11/07/24	200,000	192,479
MDGH GMTN RSC Ltd.	2.50	05/21/26	75,000	70,380
MDGH GMTN RSC Ltd.	2.88	11/07/29	225,000	202,562
MDGH GMTN RSC Ltd.	2.88	05/21/30	200,000	178,004
MDGH GMTN RSC Ltd.	3.38	03/28/32	200,000	180,301
MDGH GMTN RSC Ltd.	5.50	04/28/33	200,000	210,775
				1,983,079
MINING – 0.7%
Corp. Nacional del Cobre de Chile	3.00	09/30/29	325,000	287,773
Corp. Nacional del Cobre de Chile	3.15	01/14/30	300,000	266,769
Corp. Nacional del Cobre de Chile	3.63	08/01/27	325,000	307,364
Indonesia Asahan Aluminium PT/ Mineral Industri Indonesia Persero PT	4.75	05/15/25	200,000	196,077
Indonesia Asahan Aluminium PT/ Mineral Industri Indonesia Persero PT	5.45	05/15/30	200,000	195,500
				1,253,483

BONDBLOXX ETF TRUST

BondBloxx JPM USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.5%
Oil & Gas Holding Co. BSCC	7.50	10/25/27	$475,000	$485,436
Pertamina Persero PT	1.40	02/09/26	200,000	181,308
Petroleos del Peru SA	4.75	06/19/32	400,000	306,600
Petroleos Mexicanos	4.50	01/23/26	175,000	156,411
Petroleos Mexicanos	5.35	02/12/28	350,000	287,700
Petroleos Mexicanos	5.95	01/28/31	625,000	464,062
Petroleos Mexicanos	6.49	01/23/27	250,000	222,750
Petroleos Mexicanos	6.50	03/13/27	650,000	577,980
Petroleos Mexicanos	6.50	01/23/29	200,000	166,900
Petroleos Mexicanos	6.70	02/16/32	1,175,000	909,039
Petroleos Mexicanos	6.84	01/23/30	400,000	320,604
Petroleos Mexicanos	6.88	08/04/26	400,000	372,560
Petroleos Mexicanos	8.75	06/02/29	300,000	274,170
Petroleos Mexicanos	10.00	02/07/33	275,000	255,131
Petronas Capital Ltd.	2.48	01/28/32	700,000	584,836
Petronas Capital Ltd.	3.50	03/18/25	850,000	823,846
Petronas Capital Ltd.	3.50	04/21/30	1,300,000	1,197,801
Qatar Energy	1.38	09/12/26	400,000	360,034
Qatar Energy	2.25	07/12/31	900,000	751,468
Sinopec Group Overseas Development 2014 Ltd.	4.38	04/10/24	300,000	297,523
Sinopec Group Overseas Development 2015 Ltd.	3.25	04/28/25	275,000	264,708
Sinopec Group Overseas Development 2017 Ltd.	3.63	04/12/27	250,000	239,851
Sinopec Group Overseas Development 2018 Ltd.	1.45	01/08/26	250,000	228,413
Sinopec Group Overseas Development 2018 Ltd.	2.30	01/08/31	225,000	193,410
Sinopec Group Overseas Development 2018 Ltd.	2.70	05/13/30	275,000	245,506
Sinopec Group Overseas Development 2018 Ltd.	2.95	11/12/29	250,000	225,347
				10,393,394
PIPELINES – 0.6%
Southern Gas Corridor CJSC	6.88	03/24/26	1,150,000	1,171,022

TRANSPORTATION – 0.3%
Transnet SOC Ltd.	8.25	02/06/28	550,000	548,669

TOTAL CORPORATE BONDS (Cost – $21,108,493)				20,888,986

GOVERNMENT AGENCIES AND OBLIGATIONS – 87.2%
GOVERNMENT AGENCIES – 2.8%
Bank Gospodarstwa Krajowego	5.38	05/22/33	950,000	951,187
China Development Bank	1.00	10/27/25	225,000	204,708
Export-Import Bank of China	2.88	04/26/26	200,000	189,389
Export-Import Bank of China	3.63	07/31/24	275,000	270,043
Export-Import Bank of China	3.88	05/16/26	350,000	342,297
Export-Import Bank of India	2.25	01/13/31	600,000	483,657
Export-Import Bank of India	3.25	01/15/30	600,000	528,372
Export-Import Bank of India	3.38	08/05/26	500,000	471,517
Export-Import Bank of India	3.88	02/01/28	575,000	540,862
Export-Import Bank of India	5.50	01/18/33	550,000	548,446
Finance Department Government of Sharjah	6.50	11/23/32	200,000	207,250
MFB Magyar Fejlesztesi Bank Zrt	6.50	06/29/28	525,000	533,248
				5,270,976

BONDBLOXX ETF TRUST

BondBloxx JPM USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.4%
Abu Dhabi Government International Bond	1.63	06/02/28	$400,000	$351,060
Abu Dhabi Government International Bond	1.70	03/02/31	300,000	249,299
Abu Dhabi Government International Bond	1.88	09/15/31	350,000	291,424
Abu Dhabi Government International Bond	2.13	09/30/24	625,000	602,200
Abu Dhabi Government International Bond	2.50	04/16/25	600,000	573,789
Abu Dhabi Government International Bond	2.50	09/30/29	600,000	539,472
Abu Dhabi Government International Bond	3.13	05/03/26	500,000	479,193
Abu Dhabi Government International Bond	3.13	10/11/27	800,000	759,336
Abu Dhabi Government International Bond	3.13	04/16/30	625,000	579,534
Angolan Government International Bond	8.00	11/26/29	1,050,000	931,072
Angolan Government International Bond	8.25	05/09/28	1,000,000	922,035
Angolan Government International Bond	8.75	04/14/32	1,000,000	880,055
Argentine Republic Government International Bond(1)	0.75	07/09/30	4,750,000	1,643,642
Argentine Republic Government International Bond(1)	3.63	07/09/35	4,900,000	1,538,992
Argentine Republic Government International Bond(1)	4.25	01/09/38	2,500,000	904,287
Bahrain Government International Bond	5.25	01/25/33	400,000	359,564
Bahrain Government International Bond	5.45	09/16/32	700,000	643,535
Bahrain Government International Bond	5.63	09/30/31	475,000	446,438
Bahrain Government International Bond	6.75	09/20/29	600,000	605,508
Bahrain Government International Bond	7.00	01/26/26	525,000	536,390
Bahrain Government International Bond	7.00	10/12/28	750,000	777,112
Bahrain Government International Bond	7.38	05/14/30	475,000	493,261
Bolivian Government International Bond	4.50	03/20/28	600,000	416,079
Brazilian Government International Bond	2.88	06/06/25	600,000	572,163
Brazilian Government International Bond	3.75	09/12/31	500,000	435,532
Brazilian Government International Bond	3.88	06/12/30	1,100,000	987,156
Brazilian Government International Bond	4.25	01/07/25	1,700,000	1,670,318
Brazilian Government International Bond	4.50	05/30/29	700,000	667,849
Brazilian Government International Bond	4.63	01/13/28	975,000	950,586
Brazilian Government International Bond	6.00	04/07/26	750,000	769,451
CBB International Sukuk Co. 7 SPC	6.88	10/05/25	475,000	486,405
CBB International Sukuk Programme Co. WLL	3.88	05/18/29	475,000	430,514
CBB International Sukuk Programme Co. WLL	3.95	09/16/27	525,000	493,243
CBB International Sukuk Programme Co. WLL	4.50	03/30/27	475,000	456,425
CBB International Sukuk Programme Co. WLL	6.25	11/14/24	475,000	475,931
CBB International Sukuk Programme Co. WLL	6.25	10/18/30	500,000	509,483
Chile Government International Bond	2.45	01/31/31	525,000	449,208
Chile Government International Bond	2.55	01/27/32	425,000	360,912
Chile Government International Bond	2.55	07/27/33	450,000	366,514
Chile Government International Bond	2.75	01/31/27	425,000	395,756
Chile Government International Bond	3.24	02/06/28	575,000	538,870
China Government International Bond	0.55	10/21/25	350,000	317,665
China Government International Bond	0.75	10/26/24	450,000	427,068
China Government International Bond	1.20	10/21/30	350,000	289,678
China Government International Bond	1.25	10/26/26	300,000	268,134
China Government International Bond	1.75	10/26/31	250,000	211,846
China Government International Bond	1.95	12/03/24	350,000	335,965
China Government International Bond	2.13	12/03/29	375,000	332,777

BONDBLOXX ETF TRUST

BondBloxx JPM USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.4% (Continued)
China Government International Bond	2.63	11/02/27	$250,000	$234,696
Colombia Government International Bond	3.00	01/30/30	550,000	443,517
Colombia Government International Bond	3.13	04/15/31	900,000	705,825
Colombia Government International Bond	3.25	04/22/32	750,000	576,022
Colombia Government International Bond	3.88	04/25/27	725,000	668,258
Colombia Government International Bond	4.50	01/28/26	550,000	530,354
Colombia Government International Bond	4.50	03/15/29	750,000	671,981
Colombia Government International Bond	8.00	04/20/33	600,000	632,148
Costa Rica Government International Bond	6.13	02/19/31	700,000	701,187
Costa Rica Government International Bond	6.55	04/03/34	800,000	811,996
Dominican Republic International Bond	4.50	01/30/30	900,000	799,673
Dominican Republic International Bond	4.88	09/23/32	1,400,000	1,216,516
Dominican Republic International Bond	5.50	01/27/25	550,000	543,991
Dominican Republic International Bond	5.50	02/22/29	700,000	666,488
Dominican Republic International Bond	5.95	01/25/27	775,000	767,583
Dominican Republic International Bond	6.00	07/19/28	600,000	588,828
Dominican Republic International Bond	6.00	02/22/33	875,000	824,215
Dominican Republic International Bond	6.88	01/29/26	700,000	708,316
Ecuador Government International Bond	ZCP	07/31/30	600,000	173,310
Ecuador Government International Bond(1)	3.50	07/31/35	4,300,000	1,492,272
Ecuador Government International Bond(1)	6.00	07/31/30	1,950,000	933,582
Egypt Government International Bond	5.75	05/29/24	550,000	517,608
Egypt Government International Bond	5.80	09/30/27	450,000	329,780
Egypt Government International Bond	5.88	06/11/25	425,000	371,180
Egypt Government International Bond	5.88	02/16/31	625,000	389,909
Egypt Government International Bond	6.59	02/21/28	575,000	416,947
Egypt Government International Bond	7.05	01/15/32	400,000	255,448
Egypt Government International Bond	7.50	01/31/27	825,000	654,580
Egypt Government International Bond	7.60	03/01/29	775,000	560,472
Egypt Government International Bond	7.63	05/29/32	725,000	470,906
Egyptian Financial Co. for Sovereign Taskeek	10.88	02/28/26	700,000	679,427
Ethiopia International Bond	6.63	12/11/24	550,000	379,033
Gabon Government International Bond	6.63	02/06/31	575,000	488,989
Ghana Government International Bond	6.38	02/11/27	725,000	332,471
Ghana Government International Bond	7.63	05/16/29	550,000	250,970
Ghana Government International Bond	7.75	04/07/29	575,000	262,723
Ghana Government International Bond	8.13	01/18/26	575,000	275,301
Ghana Government International Bond	8.13	03/26/32	750,000	345,049
Ghana Government International Bond	8.63	04/07/34	500,000	229,683
Ghana Government International Bond	10.75	10/14/30	600,000	428,064
Hazine Mustesarligi Varlik Kiralama AS	4.49	11/25/24	225,000	217,418
Hazine Mustesarligi Varlik Kiralama AS	5.13	06/22/26	475,000	445,194
Hazine Mustesarligi Varlik Kiralama AS	7.25	02/24/27	650,000	643,360
Hazine Mustesarligi Varlik Kiralama AS	9.76	11/13/25	450,000	471,384
Hungary Government International Bond	2.13	09/22/31	1,300,000	1,019,597
Hungary Government International Bond	5.25	06/16/29	1,050,000	1,032,213
Hungary Government International Bond	5.38	03/25/24	630,000	628,214
Hungary Government International Bond	6.13	05/22/28	850,000	866,822
Hungary Government International Bond	6.25	09/22/32	1,150,000	1,182,833

BONDBLOXX ETF TRUST

BondBloxx JPM USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.4% (Continued)
Indonesia Government International Bond	1.85	03/12/31	$250,000	$203,331
Indonesia Government International Bond	2.15	07/28/31	200,000	165,237
Indonesia Government International Bond	2.85	02/14/30	250,000	223,672
Indonesia Government International Bond	3.50	01/11/28	225,000	212,471
Indonesia Government International Bond	3.55	03/31/32	200,000	182,132
Indonesia Government International Bond	3.85	07/18/27	200,000	192,954
Indonesia Government International Bond	3.85	10/15/30	275,000	259,101
Indonesia Government International Bond	4.10	04/24/28	200,000	193,390
Indonesia Government International Bond	4.13	01/15/25	475,000	469,207
Indonesia Government International Bond	4.35	01/08/27	250,000	245,736
Indonesia Government International Bond	4.55	01/11/28	220,000	217,460
Indonesia Government International Bond	4.65	09/20/32	250,000	246,955
Indonesia Government International Bond	4.75	01/08/26	400,000	398,824
Indonesia Government International Bond	4.75	02/11/29	225,000	223,863
Indonesia Government International Bond	4.85	01/11/33	200,000	199,763
Iraq International Bond	5.80	01/15/28	492,188	458,074
Ivory Coast Government International Bond	6.13	06/15/33	750,000	675,709
Jamaica Government International Bond	6.75	04/28/28	800,000	843,848
Jordan Government International Bond	5.75	01/31/27	600,000	585,525
Jordan Government International Bond	5.85	07/07/30	700,000	652,442
Jordan Government International Bond	6.13	01/29/26	600,000	594,726
Jordan Government International Bond	7.50	01/13/29	650,000	656,984
Kazakhstan Government International Bond	3.88	10/14/24	900,000	901,170
Kazakhstan Government International Bond	5.13	07/21/25	1,450,000	1,492,920
KSA Sukuk Ltd.	2.25	05/17/31	375,000	316,112
KSA Sukuk Ltd.	2.97	10/29/29	575,000	519,487
KSA Sukuk Ltd.	3.63	04/20/27	800,000	767,872
KSA Sukuk Ltd.	4.27	05/22/29	400,000	390,500
KSA Sukuk Ltd.	4.30	01/19/29	450,000	440,093
KSA Sukuk Ltd.	4.51	05/22/33	600,000	588,000
KSA Sukuk Ltd.	5.27	10/25/28	325,000	332,605
Kuwait International Government Bond	3.50	03/20/27	2,650,000	2,553,646
Lebanon Government International Bond(2)	6.00	01/27/23	600,000	46,500
Lebanon Government International Bond(2)	6.10	10/04/22	1,700,000	129,625
Lebanon Government International Bond(2)	6.65	02/26/30	1,200,000	91,386
Lebanon Government International Bond(2)	6.85	03/23/27	1,300,000	98,683
Lebanon Government International Bond(2)	8.25	04/12/21	700,000	51,712
Magyar Export-Import Bank Zrt	6.13	12/04/27	650,000	651,677
Malaysia Sovereign Sukuk Bhd	3.04	04/22/25	550,000	532,430
Malaysia Sukuk Global Bhd	3.18	04/27/26	550,000	525,789
Mexico Government International Bond	2.66	05/24/31	500,000	416,392
Mexico Government International Bond	3.25	04/16/30	475,000	423,308
Mexico Government International Bond	3.75	01/11/28	325,000	308,979
Mexico Government International Bond	4.13	01/21/26	325,000	320,000
Mexico Government International Bond	4.15	03/28/27	400,000	392,602
Mexico Government International Bond	4.50	04/22/29	500,000	485,327
Mexico Government International Bond	4.75	04/27/32	400,000	382,162
Mexico Government International Bond	4.88	05/19/33	300,000	288,076

BONDBLOXX ETF TRUST

BondBloxx JPM USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.4% (Continued)
Mexico Government International Bond	5.40	02/09/28	$200,000	$203,106
Mexico Government International Bond	8.30	08/15/31	150,000	178,729
Morocco Government International Bond	3.00	12/15/32	600,000	484,257
Morocco Government International Bond	5.95	03/08/28	730,000	736,632
Nigeria Government International Bond	6.13	09/28/28	600,000	522,169
Nigeria Government International Bond	6.50	11/28/27	875,000	784,490
Nigeria Government International Bond	7.14	02/23/30	750,000	658,830
Nigeria Government International Bond	7.63	11/21/25	650,000	637,926
Nigeria Government International Bond	7.88	02/16/32	850,000	745,875
Nigeria Government International Bond	8.38	03/24/29	725,000	682,997
Nigeria Government International Bond	8.75	01/21/31	600,000	561,924
Oman Government International Bond	4.75	06/15/26	1,075,000	1,051,415
Oman Government International Bond	4.88	02/01/25	550,000	543,018
Oman Government International Bond	5.38	03/08/27	900,000	889,663
Oman Government International Bond	5.63	01/17/28	1,075,000	1,071,485
Oman Government International Bond	6.00	08/01/29	975,000	986,354
Oman Government International Bond	6.25	01/25/31	750,000	771,746
Oman Government International Bond	6.75	10/28/27	625,000	650,372
Oman Government International Bond	7.38	10/28/32	450,000	502,814
Oman Sovereign Sukuk Co.	4.40	06/01/24	875,000	863,017
Oman Sovereign Sukuk Co.	4.88	06/15/30	800,000	799,700
Oman Sovereign Sukuk Co.	5.93	10/31/25	650,000	659,562
Pakistan Global Sukuk Programme Co. Ltd.	7.95	01/31/29	575,000	349,738
Pakistan Government International Bond	6.00	04/08/26	775,000	420,643
Pakistan Government International Bond	6.88	12/05/27	875,000	472,622
Pakistan Government International Bond	7.38	04/08/31	825,000	407,175
Pakistan Government International Bond	8.25	04/15/24	575,000	468,711
Panama Government International Bond	2.25	09/29/32	900,000	693,729
Panama Government International Bond	3.16	01/23/30	625,000	548,956
Panama Government International Bond	3.30	01/19/33	450,000	376,486
Panama Government International Bond	3.75	03/16/25	500,000	484,492
Panama Government International Bond	3.88	03/17/28	400,000	378,102
Paraguay Government International Bond	4.95	04/28/31	500,000	482,110
Perusahaan Penerbit SBSN Indonesia III	1.50	06/09/26	250,000	227,125
Perusahaan Penerbit SBSN Indonesia III	2.55	06/09/31	250,000	213,470
Perusahaan Penerbit SBSN Indonesia III	2.80	06/23/30	200,000	176,508
Perusahaan Penerbit SBSN Indonesia III	4.15	03/29/27	350,000	342,704
Perusahaan Penerbit SBSN Indonesia III	4.33	05/28/25	350,000	346,516
Perusahaan Penerbit SBSN Indonesia III	4.35	09/10/24	275,000	273,020
Perusahaan Penerbit SBSN Indonesia III	4.40	06/06/27	325,000	320,520
Perusahaan Penerbit SBSN Indonesia III	4.40	03/01/28	325,000	319,498
Perusahaan Penerbit SBSN Indonesia III	4.45	02/20/29	200,000	196,725
Perusahaan Penerbit SBSN Indonesia III	4.55	03/29/26	300,000	297,991
Perusahaan Penerbit SBSN Indonesia III	4.70	06/06/32	300,000	298,135
Peruvian Government International Bond	1.86	12/01/32	425,000	323,763
Peruvian Government International Bond	2.78	01/23/31	1,575,000	1,341,136
Philippine Government International Bond	1.65	06/10/31	450,000	360,362
Philippine Government International Bond	2.46	05/05/30	375,000	323,685

BONDBLOXX ETF TRUST

BondBloxx JPM USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.4% (Continued)
Philippine Government International Bond	3.00	02/01/28	$750,000	$696,570
Philippine Government International Bond	3.75	01/14/29	550,000	523,784
Philippine Government International Bond	5.00	07/17/33	325,000	331,042
Philippine Government International Bond	5.50	03/30/26	375,000	381,684
Philippine Government International Bond	6.38	01/15/32	375,000	416,760
Philippine Government International Bond	7.75	01/14/31	600,000	708,216
Philippine Government International Bond	9.50	02/02/30	700,000	879,560
Philippine Government International Bond	10.63	03/16/25	450,000	489,274
Qatar Government International Bond	3.25	06/02/26	950,000	910,618
Qatar Government International Bond	3.38	03/14/24	525,000	517,359
Qatar Government International Bond	3.40	04/16/25	525,000	510,576
Qatar Government International Bond	3.75	04/16/30	800,000	770,412
Qatar Government International Bond	4.00	03/14/29	1,250,000	1,224,713
Qatar Government International Bond	4.50	04/23/28	800,000	801,364
Qatar Government International Bond	9.75	06/15/30	325,000	426,434
RAK Capital	3.09	03/31/25	200,000	192,717
Republic of Azerbaijan International Bond	3.50	09/01/32	650,000	558,210
Republic of Kenya Government International Bond	6.30	01/23/34	500,000	380,080
Republic of Kenya Government International Bond	6.88	06/24/24	1,150,000	1,101,010
Republic of Kenya Government International Bond	7.25	02/28/28	600,000	528,711
Republic of Kenya Government International Bond	8.00	05/22/32	700,000	605,644
Republic of Poland Government International Bond	3.25	04/06/26	1,000,000	964,110
Republic of Poland Government International Bond	4.00	01/22/24	50,000	49,658
Republic of Poland Government International Bond	5.50	11/16/27	850,000	868,262
Republic of Poland Government International Bond	5.75	11/16/32	850,000	898,429
Republic of South Africa Government International Bond	4.30	10/12/28	1,050,000	950,959
Republic of South Africa Government International Bond	4.85	09/27/27	450,000	429,993
Republic of South Africa Government International Bond	4.85	09/30/29	950,000	860,909
Republic of South Africa Government International Bond	4.88	04/14/26	550,000	534,795
Republic of South Africa Government International Bond	5.88	09/16/25	900,000	895,837
Republic of South Africa Government International Bond	5.88	06/22/30	625,000	587,919
Republic of South Africa Government International Bond	5.88	04/20/32	625,000	574,209
Romanian Government International Bond	3.00	02/27/27	950,000	867,246
Romanian Government International Bond	3.00	02/14/31	800,000	673,152
Romanian Government International Bond	3.63	03/27/32	650,000	559,829
Romanian Government International Bond	5.25	11/25/27	600,000	588,309
Romanian Government International Bond	6.63	02/17/28	650,000	674,099
Romanian Government International Bond	7.13	01/17/33	850,000	913,963
Saudi Government International Bond	2.25	02/02/33	450,000	362,306
Saudi Government International Bond	2.50	02/03/27	275,000	254,350
Saudi Government International Bond	2.75	02/03/32	225,000	195,290
Saudi Government International Bond	2.90	10/22/25	550,000	524,871
Saudi Government International Bond	3.25	10/26/26	900,000	855,972
Saudi Government International Bond	3.25	10/22/30	350,000	317,970
Saudi Government International Bond	3.63	03/04/28	900,000	854,739
Saudi Government International Bond	4.00	04/17/25	800,000	782,400
Saudi Government International Bond	4.38	04/16/29	850,000	830,901
Saudi Government International Bond	4.50	04/17/30	500,000	491,385

BONDBLOXX ETF TRUST

BondBloxx JPM USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.4% (Continued)
Saudi Government International Bond	4.75	01/18/28	$725,000	$720,404
Saudi Government International Bond	4.88	07/18/33	475,000	476,147
Saudi Government International Bond	5.50	10/25/32	500,000	525,473
Senegal Government International Bond	6.25	05/23/33	625,000	540,547
Serbia International Bond	2.13	12/01/30	700,000	544,653
Sharjah Sukuk Program Ltd.	2.94	06/10/27	225,000	205,998
Sharjah Sukuk Program Ltd.	3.23	10/23/29	200,000	179,050
Sharjah Sukuk Program Ltd.	3.85	04/03/26	200,000	192,881
Sharjah Sukuk Program Ltd.	4.23	03/14/28	250,000	238,820
Sri Lanka Government International Bond	5.75	04/18/23	725,000	328,421
Sri Lanka Government International Bond	6.20	05/11/27	900,000	405,607
Sri Lanka Government International Bond	6.75	04/18/28	725,000	326,515
Sri Lanka Government International Bond	6.85	03/14/24	600,000	271,059
Sri Lanka Government International Bond	6.85	11/03/25	1,300,000	600,067
Sri Lanka Government International Bond	7.55	03/28/30	1,675,000	753,382
Trinidad & Tobago Government International Bond	4.50	08/04/26	600,000	584,616
Tunisian Republic International Bond	5.75	01/30/25	575,000	404,504
Turkey Government International Bond	4.25	03/13/25	425,000	407,607
Turkey Government International Bond	4.25	04/14/26	325,000	299,912
Turkey Government International Bond	4.75	01/26/26	300,000	283,093
Turkey Government International Bond	4.88	10/09/26	550,000	507,895
Turkey Government International Bond	5.13	02/17/28	425,000	387,396
Turkey Government International Bond	5.25	03/13/30	425,000	368,341
Turkey Government International Bond	5.60	11/14/24	500,000	493,112
Turkey Government International Bond	5.75	03/22/24	525,000	523,517
Turkey Government International Bond	5.88	06/26/31	375,000	327,482
Turkey Government International Bond	5.95	01/15/31	500,000	442,772
Turkey Government International Bond	6.00	03/25/27	700,000	662,966
Turkey Government International Bond	6.13	10/24/28	600,000	560,715
Turkey Government International Bond	6.35	08/10/24	425,000	425,057
Turkey Government International Bond	6.38	10/14/25	550,000	539,426
Turkey Government International Bond	7.38	02/05/25	650,000	657,299
Turkey Government International Bond	7.63	04/26/29	850,000	840,692
Turkey Government International Bond	8.60	09/24/27	425,000	435,262
Turkey Government International Bond	9.13	07/13/30	400,000	417,200
Turkey Government International Bond	9.38	03/14/29	450,000	471,764
Turkey Government International Bond	9.38	01/19/33	450,000	475,994
Turkey Government International Bond	9.88	01/15/28	550,000	585,428
Turkey Government International Bond	11.88	01/15/30	325,000	388,996
UAE Government International Bond	2.00	10/19/31	225,000	189,317
UAE Government International Bond	4.05	07/07/32	250,000	244,975
Ukraine Government International Bond	6.88	05/21/31	1,000,000	298,750
Ukraine Government International Bond	7.75	09/01/25	775,000	258,463
Ukraine Government International Bond	7.75	09/01/26	750,000	239,063
Ukraine Government International Bond	7.75	09/01/27	800,000	253,000
Ukraine Government International Bond	7.75	09/01/28	750,000	235,313
Ukraine Government International Bond	7.75	09/01/29	750,000	235,313
Ukraine Government International Bond	9.75	11/01/30	950,000	302,812

BONDBLOXX ETF TRUST

BondBloxx JPM USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount		Value
GOVERNMENT OBLIGATIONS – 84.4% (Continued)
Uruguay Government International Bond	4.38	10/27/27		$825,000	$817,674
Uruguay Government International Bond	4.38	01/23/31		1,175,000	1,151,330
Vietnam Government International Bond	4.80	11/19/24		600,000	587,736
Zambia Government International Bond	8.50	04/14/24		600,000	350,025
Zambia Government International Bond	8.97	07/30/27		700,000	405,069
					158,223,029
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost – $161,001,892)					163,494,005

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
Citibank, New York	4.68	08/01/23		1,290,933	1,290,933
Skandinaviska Enskilda Banken, Stockholm	2.37	08/01/23	EUR	621	684
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,291,617)					1,291,617

TOTAL INVESTMENTS – 99.0% (Cost – $183,402,002)					$185,674,608
OTHER ASSETS LESS LIABILITIES – 1.0%					1,789,616
NET ASSETS – 100.0%					$187,464,224

ZCP	Indicates a zero coupon rate.
(1)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2023.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

BONDBLOXX ETF TRUST

BondBloxx JPM USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of July 31, 2023:

Country	Percent of Net Assets
Angola	1.5%
Argentina	2.2%
Azerbaijan	0.9%
Bahrain	3.8%
Bolivia	0.2%
Brazil	3.2%
British Virgin Islands	1.6%
Cayman Islands	3.1%
Chile	1.6%
China	1.8%
Colombia	2.2%
Costa Rica	0.8%
Dominican Republic	3.3%
Ecuador	1.4%
Egypt	2.5%
Ethiopia	0.2%
Gabon	0.3%
Ghana	1.1%
Hong Kong	0.5%
Hungary	3.2%
India	1.4%
Indonesia	4.2%
Iraq	0.2%
Ivory Coast	0.4%
Jamaica	0.4%
Jordan	1.3%
Kazakhstan	1.3%
Kenya	1.4%
Kuwait	1.4%

Country	Percent of Net Assets
Lebanon	0.2%
Malaysia	1.9%
Mexico	4.1%
Morocco	0.7%
Nigeria	2.5%
Oman	4.7%
Pakistan	1.1%
Panama	1.5%
Paraguay	0.3%
Peru	1.1%
Philippines	3.0%
Poland	2.0%
Qatar	3.3%
Romania	2.3%
Saudi Arabia	3.8%
Senegal	0.3%
Serbia	0.3%
South Africa	3.4%
Sri Lanka	1.4%
Trinidad and Tobago	0.3%
Tunisia	0.2%
Turkey	6.5%
Ukraine	1.0%
United Arab Emirates	3.3%
Uruguay	1.0%
Vietnam	0.3%
Zambia	0.4%
Other*	1.7%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

BONDBLOXX ETF TRUST

BondBloxx JPM USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$20,888,986	$–	$20,888,986
Government Agencies & Obligations	–	163,494,005	–	163,494,005
Time Deposits	–	1,291,617	–	1,291,617
Total Investments	$–	$185,674,608	$–	$185,674,608

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 102.8%
GOVERNMENT OBLIGATIONS – 100.7%
U.S. Treasury Bill	ZCP	08/01/23	$6,397,500	$6,396,576
U.S. Treasury Bill	ZCP	08/03/23	18,471,700	18,466,310
U.S. Treasury Bill	ZCP	08/08/23	6,397,600	6,391,109
U.S. Treasury Bill	ZCP	08/10/23	521,000	520,315
U.S. Treasury Bill	ZCP	08/15/23	6,397,600	6,384,531
U.S. Treasury Bill	ZCP	08/17/23	8,471,800	8,452,044
U.S. Treasury Bill	ZCP	08/22/23	6,397,500	6,377,902
U.S. Treasury Bill	ZCP	08/24/23	17,470,800	17,412,346
U.S. Treasury Bill	ZCP	08/29/23	6,397,500	6,371,339
U.S. Treasury Bill	ZCP	08/31/23	8,488,000	8,450,883
U.S. Treasury Bill	ZCP	09/05/23	6,221,200	6,189,533
U.S. Treasury Bill	ZCP	09/07/23	13,989,300	13,913,612
U.S. Treasury Bill	ZCP	09/12/23	6,221,200	6,183,135
U.S. Treasury Bill	ZCP	09/14/23	8,487,700	8,433,165
U.S. Treasury Bill	ZCP	09/19/23	6,743,800	6,695,589
U.S. Treasury Bill	ZCP	09/21/23	8,487,500	8,424,335
U.S. Treasury Bill	ZCP	09/26/23	7,266,400	7,206,800
U.S. Treasury Bill	ZCP	09/28/23	8,488,300	8,415,997
U.S. Treasury Bill	ZCP	10/03/23	3,011,900	2,984,341
U.S. Treasury Bill	ZCP	10/05/23	14,536,800	14,398,936
U.S. Treasury Bill	ZCP	10/10/23	2,008,400	1,987,862
U.S. Treasury Bill	ZCP	10/12/23	16,247,400	16,076,098
U.S. Treasury Bill	ZCP	10/17/23	3,011,900	2,977,989
U.S. Treasury Bill	ZCP	10/19/23	16,401,600	16,212,386
U.S. Treasury Bill	ZCP	10/24/23	3,020,300	2,983,266
U.S. Treasury Bill	ZCP	10/26/23	16,401,600	16,195,588
U.S. Treasury Bill	ZCP	10/31/23	3,011,900	2,971,889
U.S. Treasury Bill	ZCP	11/02/23	14,498,200	14,301,273
U.S. Treasury Bill	ZCP	11/09/23	8,583,200	8,457,592
U.S. Treasury Bill	ZCP	11/14/23	1,000,000	984,630
U.S. Treasury Bill	ZCP	11/16/23	8,987,300	8,846,721
U.S. Treasury Bill	ZCP	11/21/23	1,000,000	983,600
U.S. Treasury Bill	ZCP	11/24/23	9,508,600	9,349,292
U.S. Treasury Bill	ZCP	11/28/23	1,000,000	982,520
U.S. Treasury Bill	ZCP	11/30/23	21,430,500	21,051,889
U.S. Treasury Bill	ZCP	12/07/23	5,222,700	5,124,827
U.S. Treasury Bill	ZCP	12/14/23	7,311,500	7,167,259
U.S. Treasury Bill	ZCP	12/21/23	7,311,500	7,159,671
U.S. Treasury Bill	ZCP	12/28/23	76,191,400	74,533,550
U.S. Treasury Bill	ZCP	01/04/24	2,000,000	1,954,460
U.S. Treasury Bill	ZCP	01/11/24	2,000,000	1,952,380
U.S. Treasury Bill	ZCP	01/18/24	2,000,000	1,950,420
U.S. Treasury Bill	ZCP	01/25/24	76,184,100	74,215,071
U.S. Treasury Bill	ZCP	02/22/24	76,181,400	73,950,370
U.S. Treasury Bill	ZCP	03/21/24	76,538,500	74,001,079
U.S. Treasury Bill	ZCP	04/18/24	76,193,700	73,373,686
U.S. Treasury Bill	ZCP	05/16/24	75,573,100	72,470,845

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 100.7% (Continued)
U.S. Treasury Bill	ZCP	06/13/24	$68,562,900	$65,486,183
U.S. Treasury Bill	ZCP	07/11/24	51,000,000	48,507,871
TOTAL GOVERNMENT OBLIGATIONS (Cost – $875,260,643)				874,279,065

TIME DEPOSITS – 2.1%
Citibank, New York	4.68	08/01/23	18,504,116	18,504,116
TOTAL SHORT-TERM INVESTMENTS (Cost – $893,764,759)				892,783,181

TOTAL INVESTMENTS – 102.8% (Cost – $893,764,759)				$892,783,181
OTHER LIABILITIES, LESS CASH AND OTHER ASSETS – (2.8)%				(24,345,784)
NET ASSETS – 100.0%				$868,437,397

ZCP	Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$874,279,065	$–	$874,279,065
Time Deposits	–	18,504,116	–	18,504,116
Total Investments	$–	$892,783,181	$–	$892,783,181

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.4%
U.S. Treasury Note	0.13	01/15/24	$66,000	$64,480
U.S. Treasury Note	0.13	02/15/24	8,161,500	7,934,827
U.S. Treasury Note	0.25	03/15/24	15,948,100	15,455,017
U.S. Treasury Note	0.25	05/15/24	24,164,200	23,207,543
U.S. Treasury Note	0.25	06/15/24	7,513,500	7,189,480
U.S. Treasury Note	0.38	04/15/24	13,714,400	13,243,771
U.S. Treasury Note	0.38	07/15/24	1,766,400	1,685,083
U.S. Treasury Note	0.38	08/15/24	1,791,600	1,702,195
U.S. Treasury Note	0.38	09/15/24	1,259,100	1,191,694
U.S. Treasury Note	0.63	10/15/24	21,012,900	19,869,913
U.S. Treasury Note	0.75	11/15/24	13,195,200	12,456,320
U.S. Treasury Note	0.88	01/31/24	19,156,100	18,735,190
U.S. Treasury Note	1.00	12/15/24	12,897,300	12,179,636
U.S. Treasury Note	1.13	01/15/25	12,232,800	11,541,838
U.S. Treasury Note	1.25	08/31/24	7,081,800	6,777,919
U.S. Treasury Note	1.38	01/31/25	4,500,000	4,256,279
U.S. Treasury Note	1.50	02/29/24	14,156,500	13,844,615
U.S. Treasury Note	1.50	09/30/24	4,449,900	4,259,823
U.S. Treasury Note	1.50	10/31/24	4,532,400	4,326,583
U.S. Treasury Note	1.50	11/30/24	8,462,300	8,056,374
U.S. Treasury Note	1.50	02/15/25	10,000,000	9,463,867
U.S. Treasury Note	1.75	06/30/24	6,140,000	5,942,728
U.S. Treasury Note	1.75	07/31/24	7,589,300	7,324,416
U.S. Treasury Note	1.75	12/31/24	8,141,600	7,759,644
U.S. Treasury Note	1.88	08/31/24	4,458,100	4,295,710
U.S. Treasury Note	2.00	04/30/24	619,100	603,864
U.S. Treasury Note	2.00	05/31/24	3,578,100	3,479,702
U.S. Treasury Note	2.00	06/30/24	9,073,900	8,801,860
U.S. Treasury Note	2.00	02/15/25	9,500,000	9,060,625
U.S. Treasury Note	2.13	02/29/24	6,745,000	6,620,903
U.S. Treasury Note	2.13	03/31/24	1,043,300	1,021,334
U.S. Treasury Note	2.13	07/31/24	1,067,600	1,034,238
U.S. Treasury Note	2.13	09/30/24	1,282,300	1,236,292
U.S. Treasury Note	2.13	11/30/24	5,595,100	5,371,952
U.S. Treasury Note	2.25	01/31/24	630,100	620,427
U.S. Treasury Note	2.25	03/31/24	22,825,200	22,364,684
U.S. Treasury Note	2.25	04/30/24	14,254,500	13,928,206
U.S. Treasury Note	2.25	10/31/24	3,199,400	3,082,859
U.S. Treasury Note	2.25	11/15/24	13,803,900	13,288,411
U.S. Treasury Note	2.25	12/31/24	6,025,600	5,784,223
U.S. Treasury Note	2.38	02/29/24	6,333,400	6,226,276
U.S. Treasury Note	2.38	08/15/24	12,784,200	12,400,924
U.S. Treasury Note	2.50	01/31/24	434,600	428,505
U.S. Treasury Note	2.50	04/30/24	16,049,000	15,709,213
U.S. Treasury Note	2.50	05/15/24	5,281,300	5,163,090
U.S. Treasury Note	2.50	05/31/24	19,418,100	18,961,851
U.S. Treasury Note	2.50	01/31/25	3,500,000	3,365,947
U.S. Treasury Note	2.75	02/15/24	1,157,600	1,141,480

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.4% (Continued)
U.S. Treasury Note	3.00	06/30/24	$9,181,700	$8,986,051
U.S. Treasury Note	3.00	07/31/24	34,659,600	33,864,189
U.S. Treasury Note	3.25	08/31/24	20,788,400	20,330,406
U.S. Treasury Note	4.13	01/31/25	10,530,000	10,371,022
U.S. Treasury Note	4.25	09/30/24	22,504,300	22,230,908
U.S. Treasury Note	4.25	12/31/24	9,958,400	9,826,723
U.S. Treasury Note	4.38	10/31/24	17,227,300	17,035,848
U.S. Treasury Note	4.50	11/30/24	9,743,600	9,646,735
U.S. Treasury Note	4.63	02/28/25	7,500,000	7,443,311
TOTAL GOVERNMENT OBLIGATIONS (Cost – $523,427,443)				522,197,004

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Citibank, New York	4.68	08/01/23	1,895,118	1,895,118
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,895,118)				1,895,118

TOTAL INVESTMENTS – 99.8% (Cost – $525,322,561)				$524,092,122
OTHER ASSETS LESS LIABILITIES – 0.2%				984,137
NET ASSETS – 100.0%				$525,076,259

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$522,197,004	$–	$522,197,004
Time Deposits	–	1,895,118	–	1,895,118
Total Investments	$–	$524,092,122	$–	$524,092,122

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Note	0.25	07/31/25	$3,349,200	$3,056,603
U.S. Treasury Note	0.25	08/31/25	4,041,000	3,677,310
U.S. Treasury Note	0.25	10/31/25	1,616,200	1,462,345
U.S. Treasury Note	0.38	08/15/24	1,794,400	1,704,855
U.S. Treasury Note	0.38	11/30/25	2,608,900	2,360,953
U.S. Treasury Note	0.38	12/31/25	1,536,000	1,387,680
U.S. Treasury Note	0.38	01/31/26	2,133,700	1,920,413
U.S. Treasury Note	0.50	03/31/25	948,400	879,956
U.S. Treasury Note	0.50	02/28/26	1,688,600	1,520,795
U.S. Treasury Note	0.63	10/15/24	516,200	488,122
U.S. Treasury Note	0.63	07/31/26	1,712,300	1,528,629
U.S. Treasury Note	0.75	11/15/24	3,628,200	3,425,035
U.S. Treasury Note	0.75	03/31/26	2,046,900	1,853,484
U.S. Treasury Note	0.75	04/30/26	2,933,600	2,647,345
U.S. Treasury Note	0.75	05/31/26	2,064,800	1,858,643
U.S. Treasury Note	0.75	08/31/26	1,600,000	1,430,125
U.S. Treasury Note	0.88	06/30/26	1,382,400	1,247,562
U.S. Treasury Note	1.00	12/15/24	52,100	49,201
U.S. Treasury Note	1.13	01/15/25	3,927,500	3,705,658
U.S. Treasury Note	1.38	01/31/25	340,600	322,153
U.S. Treasury Note	1.38	08/31/26	500,000	455,664
U.S. Treasury Note	1.50	09/30/24	938,300	898,221
U.S. Treasury Note	1.50	10/31/24	768,000	733,125
U.S. Treasury Note	1.50	11/30/24	961,200	915,092
U.S. Treasury Note	1.50	02/15/25	3,678,100	3,480,905
U.S. Treasury Note	1.50	08/15/26	1,556,700	1,425,414
U.S. Treasury Note	1.63	02/15/26	1,876,600	1,741,573
U.S. Treasury Note	1.63	05/15/26	2,042,200	1,887,120
U.S. Treasury Note	1.63	09/30/26	500,000	458,633
U.S. Treasury Note	1.75	07/31/24	24,000	23,162
U.S. Treasury Note	1.75	03/15/25	3,412,600	3,235,905
U.S. Treasury Note	1.88	06/30/26	622,400	578,443
U.S. Treasury Note	1.88	07/31/26	1,278,900	1,185,830
U.S. Treasury Note	2.13	07/31/24	18,000	17,438
U.S. Treasury Note	2.13	05/31/26	1,858,200	1,740,393
U.S. Treasury Note	2.25	11/15/24	1,108,600	1,067,201
U.S. Treasury Note	2.25	11/15/25	2,986,400	2,825,064
U.S. Treasury Note	2.38	08/15/24	1,197,600	1,161,695
U.S. Treasury Note	2.63	04/15/25	1,032,400	991,669
U.S. Treasury Note	2.75	02/28/25	510,900	492,809
U.S. Treasury Note	2.75	05/15/25	2,464,600	2,370,060
U.S. Treasury Note	2.88	06/15/25	3,374,200	3,248,854
U.S. Treasury Note	3.00	07/31/24	28,800	28,139
U.S. Treasury Note	3.00	07/15/25	3,158,900	3,046,673
U.S. Treasury Note	3.13	08/15/25	3,263,200	3,153,322
U.S. Treasury Note	3.25	08/31/24	1,278,900	1,250,724
U.S. Treasury Note	3.63	05/15/26	1,218,200	1,188,506
U.S. Treasury Note	3.75	04/15/26	1,706,300	1,669,908

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.0% (Continued)
U.S. Treasury Note	4.00	12/15/25	$3,923,800	$3,860,498
U.S. Treasury Note	4.00	02/15/26	2,759,200	2,715,872
U.S. Treasury Note	4.13	06/15/26	363,300	359,440
U.S. Treasury Note	4.25	09/30/24	1,589,400	1,570,091
U.S. Treasury Note	4.25	12/31/24	1,820,500	1,796,428
U.S. Treasury Note	4.25	10/15/25	1,656,100	1,637,210
U.S. Treasury Note	4.38	10/31/24	938,300	927,872
U.S. Treasury Note	4.50	11/30/24	790,500	782,641
U.S. Treasury Note	4.50	11/15/25	384,000	381,750
U.S. Treasury Note	4.63	03/15/26	1,459,800	1,459,971
TOTAL GOVERNMENT OBLIGATIONS (Cost – $94,514,237)				93,290,182

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
JP Morgan Chase, New York	4.68	08/01/23	353,800	353,800
TOTAL SHORT-TERM INVESTMENTS (Cost – $353,800)				353,800

TOTAL INVESTMENTS – 99.4% (Cost – $94,868,037)				$93,643,982
OTHER ASSETS LESS LIABILITIES – 0.6%				580,717
NET ASSETS – 100.0%				$94,224,699

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$93,290,182	$–	$93,290,182
Time Deposits	–	353,800	–	353,800
Total Investments	$–	$93,643,982	$–	$93,643,982

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.2%
U.S. Treasury Note	0.25	08/31/25	$763,800	$695,058
U.S. Treasury Note	0.25	09/30/25	400,000	363,188
U.S. Treasury Note	0.38	11/30/25	916,000	828,944
U.S. Treasury Note	0.38	12/31/25	815,200	736,482
U.S. Treasury Note	0.38	01/31/26	1,133,400	1,020,104
U.S. Treasury Note	0.38	07/31/27	380,000	325,642
U.S. Treasury Note	0.50	02/28/26	500,000	450,313
U.S. Treasury Note	0.50	04/30/27	350,000	303,939
U.S. Treasury Note	0.50	06/30/27	200,000	172,789
U.S. Treasury Note	0.50	08/31/27	350,000	300,699
U.S. Treasury Note	0.63	07/31/26	1,073,000	957,904
U.S. Treasury Note	0.75	03/31/26	819,000	741,611
U.S. Treasury Note	0.75	04/30/26	1,058,400	955,123
U.S. Treasury Note	0.75	05/31/26	775,000	697,621
U.S. Treasury Note	0.75	08/31/26	1,253,700	1,120,592
U.S. Treasury Note	0.88	06/30/26	1,045,400	943,433
U.S. Treasury Note	0.88	09/30/26	966,000	865,702
U.S. Treasury Note	1.13	10/31/26	480,000	432,431
U.S. Treasury Note	1.13	02/28/27	160,000	143,019
U.S. Treasury Note	1.25	11/30/26	1,513,600	1,366,379
U.S. Treasury Note	1.25	12/31/26	535,000	482,252
U.S. Treasury Note	1.50	01/31/27	805,000	730,160
U.S. Treasury Note	1.63	10/31/26	400,000	366,250
U.S. Treasury Note	1.88	02/28/27	1,046,800	960,889
U.S. Treasury Note	2.00	11/15/26	525,000	486,199
U.S. Treasury Note	2.25	11/15/25	1,096,000	1,036,790
U.S. Treasury Note	2.25	08/15/27	480,000	443,663
U.S. Treasury Note	2.25	11/15/27	375,000	345,439
U.S. Treasury Note	2.63	05/31/27	959,800	902,062
U.S. Treasury Note	2.75	04/30/27	700,000	661,555
U.S. Treasury Note	2.75	07/31/27	1,339,000	1,262,635
U.S. Treasury Note	3.13	08/31/27	525,000	502,052
U.S. Treasury Note	3.25	06/30/27	982,800	945,254
U.S. Treasury Note	3.88	01/15/26	350,000	343,397
U.S. Treasury Note	3.88	11/30/27	450,000	443,109
U.S. Treasury Note	3.88	12/31/27	375,000	369,302
U.S. Treasury Note	4.00	12/15/25	350,000	344,354
U.S. Treasury Note	4.00	02/15/26	350,000	344,504
U.S. Treasury Note	4.13	06/15/26	560,000	554,050
U.S. Treasury Note	4.13	09/30/27	493,000	489,842
U.S. Treasury Note	4.13	10/31/27	575,000	571,429
U.S. Treasury Note	4.25	10/15/25	825,000	815,590
U.S. Treasury Note	4.63	03/15/26	325,000	325,038
TOTAL GOVERNMENT OBLIGATIONS (Cost – $27,511,351)				27,146,788

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Sumitomo Mitsui Trust Bank, London	4.68	08/01/23	$110,163	$110,163
TOTAL SHORT-TERM INVESTMENTS (Cost – $110,163)				110,163

TOTAL INVESTMENTS – 99.6% (Cost – $27,621,514)				$27,256,951
OTHER ASSETS LESS LIABILITIES – 0.4%				105,376
NET ASSETS – 100.0%				$27,362,327

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$27,146,788	$–	$27,146,788
Time Deposits	–	110,163	–	110,163
Total Investments	$–	$27,256,951	$–	$27,256,951

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Note	0.50	10/31/27	$1,833,600	$1,567,298
U.S. Treasury Note	0.63	11/30/27	1,689,200	1,448,291
U.S. Treasury Note	0.63	12/31/27	912,300	780,337
U.S. Treasury Note	0.75	01/31/28	1,850,000	1,587,820
U.S. Treasury Note	1.00	07/31/28	1,189,400	1,019,957
U.S. Treasury Note	1.25	03/31/28	1,241,800	1,087,012
U.S. Treasury Note	1.25	04/30/28	1,046,000	913,820
U.S. Treasury Note	1.25	06/30/28	1,278,100	1,112,446
U.S. Treasury Note	1.25	09/30/28	979,500	847,306
U.S. Treasury Note	1.38	10/31/28	1,145,200	995,385
U.S. Treasury Note	1.38	12/31/28	606,800	525,878
U.S. Treasury Note	1.50	11/30/28	980,000	856,007
U.S. Treasury Note	1.63	08/15/29	750,000	652,353
U.S. Treasury Note	1.75	01/31/29	757,500	668,583
U.S. Treasury Note	1.75	11/15/29	757,500	662,043
U.S. Treasury Note	2.38	03/31/29	1,110,000	1,010,794
U.S. Treasury Note	2.38	05/15/29	1,348,200	1,226,546
U.S. Treasury Note	2.63	02/15/29	757,500	700,214
U.S. Treasury Note	2.63	07/31/29	525,000	483,103
U.S. Treasury Note	2.75	05/31/29	1,278,600	1,186,501
U.S. Treasury Note	2.88	08/15/28	1,042,500	980,968
U.S. Treasury Note	2.88	04/30/29	2,863,400	2,677,055
U.S. Treasury Note	3.13	08/31/29	2,051,500	1,940,831
U.S. Treasury Note	3.25	06/30/29	400,000	381,266
U.S. Treasury Note	3.50	01/31/28	1,065,800	1,033,951
U.S. Treasury Note	3.50	04/30/28	912,300	885,002
U.S. Treasury Note	3.50	01/31/30	963,000	929,671
U.S. Treasury Note	3.50	04/30/30	775,000	748,238
U.S. Treasury Note	3.63	03/31/30	808,900	786,655
U.S. Treasury Note	3.75	05/31/30	750,000	735,117
U.S. Treasury Note	3.75	06/30/30	750,000	735,352
U.S. Treasury Note	3.88	09/30/29	400,000	394,281
U.S. Treasury Note	3.88	11/30/29	550,000	542,373
U.S. Treasury Note	3.88	12/31/29	1,447,000	1,427,047
U.S. Treasury Note	4.00	10/31/29	1,367,000	1,357,068
U.S. Treasury Note	4.00	02/28/30	770,800	766,043
TOTAL GOVERNMENT OBLIGATIONS (Cost – $36,329,403)				35,652,612

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Barclays, London	4.68	08/01/23	82,156	82,156
TOTAL SHORT-TERM INVESTMENTS (Cost – $82,156)				82,156

TOTAL INVESTMENTS – 99.5% (Cost – $36,411,559)				$35,734,768
OTHER ASSETS LESS LIABILITIES – 0.5%				191,127
NET ASSETS – 100.0%				$35,925,895

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$35,652,612	$–	$35,652,612
Time Deposits	–	82,156	–	82,156
Total Investments	$–	$35,734,768	$–	$35,734,768

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Portfolio of Investments
July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Note	0.63	05/15/30	$840,600	$670,969
U.S. Treasury Note	0.63	08/15/30	1,052,000	834,285
U.S. Treasury Note	0.88	11/15/30	1,025,000	825,926
U.S. Treasury Note	1.13	02/15/31	2,040,000	1,668,497
U.S. Treasury Note	1.25	08/15/31	1,630,000	1,328,068
U.S. Treasury Note	1.38	12/31/28	275,000	238,326
U.S. Treasury Note	1.38	11/15/31	1,930,000	1,579,283
U.S. Treasury Note	1.50	02/15/30	898,200	766,207
U.S. Treasury Note	1.63	05/15/31	2,040,000	1,722,525
U.S. Treasury Note	1.75	11/15/29	200,000	174,797
U.S. Treasury Note	1.88	02/15/32	2,295,000	1,949,316
U.S. Treasury Note	2.38	03/31/29	934,000	850,524
U.S. Treasury Note	2.63	07/31/29	945,000	869,584
U.S. Treasury Note	2.75	05/31/29	919,200	852,989
U.S. Treasury Note	2.75	08/15/32	2,163,200	1,964,118
U.S. Treasury Note	2.88	05/15/32	2,831,900	2,602,029
U.S. Treasury Note	3.13	08/31/29	862,000	815,499
U.S. Treasury Note	3.25	06/30/29	370,000	352,671
U.S. Treasury Note	3.38	05/15/33	1,570,000	1,497,265
U.S. Treasury Note	3.50	02/15/33	2,137,900	2,060,568
U.S. Treasury Note	3.88	11/30/29	150,000	147,920
U.S. Treasury Note	3.88	12/31/29	200,000	197,242
U.S. Treasury Note	4.00	02/28/30	250,000	248,457
U.S. Treasury Note	4.13	11/15/32	2,337,400	2,364,426
TOTAL GOVERNMENT OBLIGATIONS (Cost – $27,300,491)				26,581,491

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
ANZ National Bank, London	4.68	08/01/23	34,198	34,198
TOTAL SHORT-TERM INVESTMENTS (Cost – $34,198)				34,198

TOTAL INVESTMENTS – 99.0% (Cost – $27,334,689)				$26,615,689
OTHER ASSETS LESS LIABILITIES – 1.0%				263,568
NET ASSETS – 100.0%				$26,879,257

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$26,581,491	$–	$26,581,491
Time Deposits	–	34,198	–	34,198
Total Investments	$–	$26,615,689	$–	$26,615,689

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.6%
U.S. Treasury Bond	2.25	05/15/41	$455,000	$343,561
U.S. Treasury Bond	3.00	05/15/42	280,000	236,075
U.S. Treasury Bond	3.13	02/15/42	385,000	332,183
U.S. Treasury Bond	3.13	02/15/43	220,000	187,877
U.S. Treasury Bond	3.25	05/15/42	1,230,000	1,076,154
U.S. Treasury Bond	3.38	08/15/42	1,060,000	943,483
U.S. Treasury Bond	3.63	08/15/43	290,000	266,573
U.S. Treasury Bond	3.63	02/15/44	140,000	128,417
U.S. Treasury Bond	3.75	08/15/41	811,000	769,309
U.S. Treasury Bond	3.88	08/15/40	486,000	473,622
U.S. Treasury Bond	3.88	02/15/43	1,070,000	1,022,686
U.S. Treasury Bond	3.88	05/15/43	615,000	587,998
U.S. Treasury Bond	4.00	11/15/42	660,000	643,087
U.S. Treasury Bond	4.25	05/15/39	350,000	359,926
U.S. Treasury Bond	4.25	11/15/40	466,200	476,216
U.S. Treasury Bond	4.38	05/15/40	250,000	259,609
U.S. Treasury Bond	4.50	02/15/36	75,000	79,846
U.S. Treasury Bond	4.50	05/15/38	190,000	201,281
U.S. Treasury Bond	4.63	02/15/40	1,046,200	1,120,987
U.S. Treasury Bond	4.75	02/15/41	500,000	542,227
U.S. Treasury Bond	5.00	05/15/37	333,200	372,013
U.S. Treasury Note	0.63	05/15/30	330,000	263,407
U.S. Treasury Note	0.63	08/15/30	1,550,000	1,229,223
U.S. Treasury Note	0.88	11/15/30	500,000	402,891
U.S. Treasury Note	1.13	02/15/31	700,000	572,523
U.S. Treasury Note	1.38	11/15/31	1,404,800	1,149,521
U.S. Treasury Note	1.50	02/15/30	1,050,000	895,699
U.S. Treasury Note	1.63	05/15/31	1,416,500	1,196,057
U.S. Treasury Note	2.75	08/15/32	1,238,600	1,124,610
U.S. Treasury Note	2.88	05/15/32	1,290,000	1,185,288
U.S. Treasury Note	3.38	05/15/33	385,000	367,164
U.S. Treasury Note	3.50	02/15/33	910,000	877,084
U.S. Treasury Note	4.13	11/15/32	470,000	475,434
TOTAL GOVERNMENT OBLIGATIONS (Cost – $20,688,488)				20,162,031

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	4.68	08/01/23	23,853	23,853
TOTAL SHORT-TERM INVESTMENTS (Cost – $23,853)				23,853

TOTAL INVESTMENTS – 98.7% (Cost – $20,712,341)				$20,185,884
OTHER ASSETS LESS LIABILITIES – 1.3%				269,825
NET ASSETS – 100.0%				$20,455,709

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$20,162,031	$–	$20,162,031
Time Deposits	–	23,853	–	23,853
Total Investments	$–	$20,185,884	$–	$20,185,884

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 97.8%
U.S. Treasury Bond	1.25	05/15/50	$3,631,800	$1,981,885
U.S. Treasury Bond	1.38	08/15/50	1,067,800	602,139
U.S. Treasury Bond	1.63	11/15/50	1,253,300	755,407
U.S. Treasury Bond	1.88	02/15/51	1,354,700	870,395
U.S. Treasury Bond	1.88	11/15/51	1,315,400	841,959
U.S. Treasury Bond	2.00	02/15/50	980,200	652,905
U.S. Treasury Bond	2.00	08/15/51	1,351,500	893,996
U.S. Treasury Bond	2.25	08/15/46	630,600	449,056
U.S. Treasury Bond	2.25	08/15/49	830,900	586,823
U.S. Treasury Bond	2.25	02/15/52	1,201,600	842,904
U.S. Treasury Bond	2.38	11/15/49	781,300	567,175
U.S. Treasury Bond	2.38	05/15/51	1,428,600	1,031,717
U.S. Treasury Bond	2.50	02/15/46	504,000	378,394
U.S. Treasury Bond	2.50	05/15/46	448,800	336,635
U.S. Treasury Bond	2.75	08/15/47	566,800	443,875
U.S. Treasury Bond	2.75	11/15/47	572,200	448,015
U.S. Treasury Bond	2.88	05/15/49	783,800	630,408
U.S. Treasury Bond	2.88	05/15/52	1,145,000	922,172
U.S. Treasury Bond	3.00	05/15/47	370,000	303,631
U.S. Treasury Bond	3.00	02/15/48	667,600	547,954
U.S. Treasury Bond	3.00	08/15/48	737,000	605,031
U.S. Treasury Bond	3.00	02/15/49	804,000	661,353
U.S. Treasury Bond	3.00	08/15/52	1,087,400	898,889
U.S. Treasury Bond	3.13	05/15/48	701,000	588,785
U.S. Treasury Bond	3.38	11/15/48	731,600	643,408
U.S. Treasury Bond	3.63	02/15/53	1,086,800	1,014,035
U.S. Treasury Bond	3.63	05/15/53	601,000	561,606
U.S. Treasury Bond	4.00	11/15/52	986,800	986,492
U.S. Treasury Strip	ZCP	02/15/44	1,288,200	545,246
U.S. Treasury Strip	ZCP	11/15/44	783,400	321,087
U.S. Treasury Strip	ZCP	02/15/45	367,000	149,044
U.S. Treasury Strip	ZCP	08/15/45	412,800	163,959
U.S. Treasury Strip	ZCP	02/15/46	759,400	296,655
U.S. Treasury Strip	ZCP	08/15/46	691,200	265,329
U.S. Treasury Strip	ZCP	08/15/47	1,233,800	458,795
U.S. Treasury Strip	ZCP	11/15/47	1,196,900	442,011
U.S. Treasury Strip	ZCP	02/15/48	1,144,400	419,517
U.S. Treasury Strip	ZCP	08/15/48	1,357,200	490,978
U.S. Treasury Strip	ZCP	02/15/49	1,958,000	701,323
U.S. Treasury Strip	ZCP	05/15/49	2,538,800	905,439
U.S. Treasury Strip	ZCP	05/15/50	1,400,000	485,240
U.S. Treasury Strip	ZCP	08/15/50	1,694,200	582,679
U.S. Treasury Strip	ZCP	11/15/50	2,554,500	872,621
U.S. Treasury Strip	ZCP	02/15/51	2,198,200	746,572
U.S. Treasury Strip	ZCP	11/15/51	2,154,800	716,892
U.S. Treasury Strip	ZCP	02/15/52	1,472,000	486,853
U.S. Treasury Strip	ZCP	08/15/52	2,319,400	758,335
TOTAL GOVERNMENT OBLIGATIONS (Cost – $30,787,482)				29,855,619

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
ANZ National Bank, London	4.68	08/01/23	$118,039	$118,039
TOTAL SHORT-TERM INVESTMENTS (Cost – $118,039)				118,039

TOTAL INVESTMENTS – 98.2% (Cost – $30,905,521)				$29,973,658
OTHER ASSETS LESS LIABILITIES – 1.8%				534,902
NET ASSETS – 100.0%				$30,508,560

ZCP	Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$29,855,619	$–	$29,855,619
Time Deposits	–	118,039	–	118,039
Total Investments	$–	$29,973,658	$–	$29,973,658